USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderately Conservative Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Asset-Backed Securities (0.6%)
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 10/15/22 @ 100	$81	$82
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 7/15/22 @ 100 (a)	110	111
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 10/15/23 @ 100 (a)	34	34
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 6/20/22 @ 100 (a)	94	95
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	55	55
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 3/20/22 @ 100 (a)	61	61
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 1/20/25 @ 100 (a)	107	106
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 3/17/22 @ 100 (a)	331	331
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 5/15/23 @ 100 (a)	358	359
Total Asset-Backed Securities (Cost $1,232)		1,234

Collateralized Mortgage Obligations (0.3%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51, Callable 3/10/22 @ 100 (b)	26	25
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.31% (LIBOR01M+19bps), 2/15/40 (c)	3	3
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	500	497
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 1.65%, 5/10/45, Callable 3/10/22 @ 100 (a)(b)(d)	137	—	(e)
Total Collateralized Mortgage Obligations (Cost $538)		525

Common Stocks (15.3%)
Communication Services (1.0%):
Alphabet, Inc. Class C (f)	421	1,136
AT&T, Inc.	8,274	196
Comcast Corp. Class A	4,522	211
Match Group, Inc. (f)	1,251	140
Sirius XM Holdings, Inc. (g)	23,279	143
The Interpublic Group of Cos., Inc.	4,177	154
Verizon Communications, Inc.	4,111	221
Zillow Group, Inc. Class C (f)	178	10
		2,211
Consumer Discretionary (1.3%):
AutoZone, Inc. (f)	159	296
Best Buy Co., Inc.	1,433	138
eBay, Inc.	2,822	154
Ford Motor Co.	19,051	335
General Motors Co. (f)	3,527	165
Lennar Corp. Class A	1,793	161
Lowe's Cos., Inc.	1,631	361
McDonald's Corp.	797	195
O'Reilly Automotive, Inc. (f)	462	300
Target Corp. (h)	812	162
The Home Depot, Inc.	1,365	431
		2,698

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.8%):
Altria Group, Inc.	3,639	$187
Colgate-Palmolive Co.	2,124	163
Costco Wholesale Corp.	414	215
PepsiCo, Inc.	1,292	211
Philip Morris International, Inc.	1,699	172
The Clorox Co.	1,021	149
The Coca-Cola Co.	3,518	219
The Hershey Co.	765	155
Tyson Foods, Inc. Class A	1,762	163
Walgreens Boots Alliance, Inc.	3,315	153
		1,787
Energy (0.7%):
Chevron Corp.	1,691	244
ConocoPhillips	4,038	383
Devon Energy Corp.	3,027	180
EOG Resources, Inc.	1,422	163
Exxon Mobil Corp.	3,153	247
Marathon Petroleum Corp.	2,043	159
		1,376
Financials (2.2%):
AGNC Investment Corp.	418	5
American Financial Group, Inc.	1,072	145
Annaly Capital Management, Inc.	1,116	8
Aon PLC Class A	561	164
Bank of America Corp.	5,111	226
Berkshire Hathaway, Inc. Class B (f)	856	275
Blackstone, Inc.	1,366	174
Capital One Financial Corp.	1,116	171
Citigroup, Inc.	2,870	170
JPMorgan Chase & Co.	1,821	258
Marsh & McLennan Cos., Inc.	1,058	164
MetLife, Inc.	2,407	163
Morgan Stanley	3,691	335
MSCI, Inc.	280	141
Prudential Financial, Inc.	1,442	161
Raymond James Financial, Inc.	1,363	149
Regions Financial Corp.	5,831	141
S&P Global, Inc.	431	162
SEI Investments Co.	2,375	139
Signature Bank	444	153
SVB Financial Group (f)	233	141
Synchrony Financial	3,686	158
T. Rowe Price Group, Inc.	1,021	148
The Allstate Corp.	2,566	314
The Bank of New York Mellon Corp.	2,590	138
The Goldman Sachs Group, Inc.	526	180
The Progressive Corp.	1,485	157
Wells Fargo & Co.	3,804	203
		4,743
Health Care (2.8%):
AbbVie, Inc.	3,065	453
Amgen, Inc.	1,639	371
Anthem, Inc.	415	188
Biogen, Inc. (f)	768	162
Bristol-Myers Squibb Co.	2,929	201

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cigna Corp.	783	$186
CVS Health Corp.	1,883	195
Danaher Corp.	721	198
Eli Lilly & Co.	1,617	404
Gilead Sciences, Inc. (h)	2,923	177
HCA Healthcare, Inc.	690	173
IDEXX Laboratories, Inc. (f)	299	159
IQVIA Holdings, Inc. (f)	701	161
Johnson & Johnson (h)	3,193	525
McKesson Corp.	579	159
Merck & Co., Inc.	5,200	398
Mettler-Toledo International, Inc. (f)	213	300
Pfizer, Inc.	4,805	226
Thermo Fisher Scientific, Inc.	371	202
UnitedHealth Group, Inc.	1,691	805
Waters Corp. (f)	443	140
West Pharmaceutical Services, Inc.	388	150
		5,933
Industrials (1.6%):
3M Co.	2,211	329
Carrier Global Corp.	3,459	155
Cummins, Inc.	749	153
Eaton Corp. PLC	1,054	163
Fastenal Co.	2,855	147
General Dynamics Corp.	818	192
Illinois Tool Works, Inc.	714	154
Johnson Controls International PLC	2,380	155
Lockheed Martin Corp.	917	398
Masco Corp.	2,492	140
Northrop Grumman Corp.	874	386
Old Dominion Freight Line, Inc.	521	164
Otis Worldwide Corp.	1,895	148
PACCAR, Inc.	1,769	162
Republic Services, Inc. (h)	1,304	157
Rockwell Automation, Inc.	548	146
W.W. Grainger, Inc.	321	153
		3,302
Information Technology (3.6%):
Accenture PLC Class A	1,217	385
Adobe, Inc. (f)	421	197
Apple, Inc.	5,248	867
Applied Materials, Inc.	2,669	358
Broadcom, Inc.	727	427
Cisco Systems, Inc.	7,767	433
Cognizant Technology Solutions Corp. Class A	1,915	165
Fair Isaac Corp. (f)	278	131
Fortinet, Inc. (f)	473	163
Gartner, Inc. (f)	519	146
HP, Inc.	8,644	297
Intel Corp.	4,351	208
International Business Machines Corp.	1,456	178
Intuit, Inc.	353	167
Micron Technology, Inc.	1,951	173
Microsoft Corp. (h)	4,786	1,430
Motorola Solutions, Inc.	706	156
NVIDIA Corp.	1,222	298
Oracle Corp.	4,736	360
Paychex, Inc.	1,318	157

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
QUALCOMM, Inc.	2,332	$401
Texas Instruments, Inc.	2,297	390
VeriSign, Inc. (f)	666	142
VMware, Inc. Class A	1,285	151
		7,780
Materials (0.5%):
Avery Dennison Corp.	785	138
Linde PLC	627	184
LyondellBasell Industries NV Class A	1,624	158
Nucor Corp.	1,290	170
PPG Industries, Inc.	987	132
Sealed Air Corp.	2,333	157
The Sherwin-Williams Co.	583	153
		1,092
Real Estate (0.4%):
Alexandria Real Estate Equities, Inc.	111	21
American Tower Corp.	362	82
AvalonBay Communities, Inc.	111	27
Boston Properties, Inc.	118	15
Camden Property Trust	77	13
CBRE Group, Inc. Class A (f)	267	26
Crown Castle International Corp.	344	57
Digital Realty Trust, Inc.	224	30
Duke Realty Corp.	297	16
Equinix, Inc.	71	50
Equity LifeStyle Properties, Inc.	138	10
Equity Residential	283	24
Essex Property Trust, Inc.	51	16
Extra Space Storage, Inc.	106	20
Healthpeak Properties, Inc.	430	13
Host Hotels & Resorts, Inc. (f)	563	10
Invitation Homes, Inc.	453	17
Iron Mountain, Inc.	230	11
Medical Properties Trust, Inc.	469	10
Mid-America Apartment Communities, Inc.	91	19
Omega Healthcare Investors, Inc.	187	5
Prologis, Inc.	590	86
Public Storage	125	44
Realty Income Corp.	425	28
Regency Centers Corp.	122	8
SBA Communications Corp.	87	26
Simon Property Group, Inc.	262	36
Sun Communities, Inc.	89	16
UDR, Inc.	236	13
Ventas, Inc.	314	17
VICI Properties, Inc.	489	14
Vornado Realty Trust	129	6
Welltower, Inc.	330	28
Weyerhaeuser Co.	597	23
WP Carey, Inc.	142	11
		848
Utilities (0.4%):
CenterPoint Energy, Inc.	5,637	154
Exelon Corp.	3,809	162
FirstEnergy Corp.	3,787	158
NRG Energy, Inc.	3,689	140
The AES Corp.	6,433	137

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
UGI Corp.	3,759	$144
		895
Total Common Stocks (Cost $26,127)		32,665

Preferred Stocks (0.5%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	20,000	486

Financials (0.3%):
Delphi Financial Group, Inc., 3.70% (LIBOR03M+319bps), 5/15/37 (c)(i)	27,414	624

Total Preferred Stocks (Cost $1,190)		1,110

Corporate Bonds (1.7%)
Consumer Staples (0.1%):
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	$62	60
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	56	67
		127

Energy (0.1%):
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	143	151

Financials (1.0%):
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	209	193
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	215	206
Cullen/Frost Capital Trust II, 2.07% (LIBOR03M+155bps), 3/1/34, Callable 4/8/22 @ 100 (c)	1,000	951
First Maryland Capital I, 1.24% (LIBOR03M+100bps), 1/15/27, Callable 4/8/22 @ 100 (c)	100	96
HSB Group, Inc., 1.15% (LIBOR03M+91bps), 7/15/27, Callable 4/8/22 @ 100 (c)	550	497
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	140	143
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (c)	52	56
		2,142

Industrials (0.1%):
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	325	330

Information Technology (0.1%):
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	161	163

Materials (0.0%):(j)
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (h)	80	77

Real Estate (0.2%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/17/30 @ 100	211	205
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	52	53
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	173	175
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	33	34
		467

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Utilities (0.1%):
Alabama Power Co., 3.85%, 12/1/42	$215	$216

Total Corporate Bonds (Cost $3,674)		3,673

Yankee Dollars (0.2%)
Energy (0.1%):
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	123	126

Industrials (0.0%):(j)
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	95	95

Materials (0.1%):
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	159	157

Total Yankee Dollars (Cost $376)		378

U.S. Government Agency Mortgages (1.4%)
Federal Home Loan Mortgage Corporation
3.50%, 4/1/46 - 4/1/48	1,320	1,373
3.00%, 10/1/46 - 1/1/47	1,473	1,508
		2,881
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	141	141

		3,022
Total U.S. Government Agency Mortgages (Cost $2,983)		3,022

U.S. Treasury Obligations (3.2%)
U.S. Treasury Notes
1.63%, 4/30/23	3,800	3,819
2.25%, 11/15/25	3,000	3,057
Total U.S. Treasury Obligations (Cost $6,818)		6,876
Exchange-Traded Funds (40.6%)
First Trust TCW Securitized Plus ETF	269,450	6,728
Invesco DB Commodity Index Tracking Fund (f)	22,900	547
Invesco FTSE RAFI Developed Markets ex-US ETF	35,176	1,625
Invesco FTSE RAFI Emerging Markets ETF	86,305	1,850
iShares 7-10 Year Treasury Bond ETF (g)	33,340	3,738
iShares Core MSCI Emerging Markets ETF	93,902	5,374
iShares Core S&P 500 ETF	8,640	3,791
iShares Core S&P Small-Cap ETF	12,686	1,366
iShares Core US Aggregate Bond ETF	90,813	10,022
iShares Core US REIT ETF (h)	7,907	482
iShares JP Morgan USD Emerging Markets Bond ETF	5,268	523
iShares MSCI Canada ETF	49,113	1,877
iShares MSCI International Momentum Factor ETF	71,831	2,488
iShares MSCI International Quality Factor ETF	81,444	2,951
JPMorgan BetaBuilders Canada ETF	8,198	546
Schwab Fundamental Emerging Markets Large Co. Index ETF	160,268	4,784
Schwab Fundamental International Large Co. Index ETF	237,343	7,626
Schwab Fundamental International Small Co. Index ETF (g)	50,100	1,794
SPDR Bloomberg High Yield Bond ETF (h)	5,106	533
SPDR Gold Shares (f)	5,504	982
SPDR S&P Emerging Markets SmallCap ETF	7,496	422
U.S. Oil Fund LP (f)	6,453	435
Vanguard FTSE All-World ex-US ETF	45,107	2,615
Vanguard FTSE Developed Markets ETF (g)	124,817	5,965
Vanguard Mortgage-Backed Securities ETF	42,318	2,177
Vanguard Real Estate ETF	14,397	1,476

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vanguard S&P 500 ETF (h)	6,618	$2,656
Vanguard Small-Cap Value ETF (g)(h)	11,516	2,001
Vanguard Total Bond Market ETF	57,087	4,677
Vanguard Total Stock Market ETF (h)	16,013	3,542
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund	5,259	276
Xtrackers USD High Yield Corporate Bond ETF (g)	28,050	1,075
Total Exchange-Traded Funds (Cost $77,512)		86,944

Affiliated Exchange-Traded Funds (35.7%)
Victoryshares ESG Core Plus Bond ETF	618,365	14,921
VictoryShares USAA Core Intermediate-Term Bond ETF	1,134,520	58,280
VictoryShares USAA Core Short-Term Bond ETF	54,683	2,764
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (h)	9,770	464
Total Affiliated Exchange-Traded Funds (Cost $79,446)		76,429

Collateral for Securities Loaned (2.7%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (k)	5,772,002	5,772
Total Collateral for Securities Loaned (Cost $5,772)		5,772
Total Investments (Cost $205,668) — 102.2%		218,628
Liabilities in excess of other assets — (2.2)%		(4,680)
NET ASSETS - 100.00%		$213,948

At February 28, 2022, the Fund's investments in foreign securities were 19.0% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of February 28, 2022, the fair value of these securities was $2,303 (thousands) and amounted to 1.1% of net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 28, 2022.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2022.
(d)	Security is interest only.
(e)	Rounds to less than $1 thousand.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan.
(h)	All or a portion of this security has been segregated as collateral for derivative instruments.
(i)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At February 28, 2022, illiquid securities were 0.3% of the Fund's net assets.
(j)	Amount represents less than 0.05% of net assets.
(k)	Rate disclosed is the daily yield on February 28, 2022.

bps—Basis points
ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of February 28, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of February 28, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	4	3/18/22	$378,330	$398,873	$15,125
S&P/Toronto Stock Exchange 60 Index Futures	10	3/17/22	1,964,024	2,012,783	25,173
					$40,298

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	11	3/17/22	$1,416,267	$1,402,336	$44,869
Euro Stoxx 50 Futures	37	3/18/22	1,767,032	1,628,949	124,010
Hang Seng Index Futures	5	3/30/22	753,397	724,857	27,702
Tokyo Price Index Futures	7	3/10/22	1,212,651	1,151,544	47,782
					$244,363

	Total unrealized appreciation				$284,661
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$284,661

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	5/31/2021	at Cost	Sales	Gains (Losses)	Distributions	Depreciation	2/28/2022	Income
VictoryShares ESG Core Plus Bond ETF	$-	$30,820	$(15,410)	$-	$-	$(489)	$14,921	$59
VictoryShares USAA Core Intermediate-Term Bond ETF	24,121	72,591	(36,295)	-	119	(2,137)	58,280	527
VictoryShares USAA Core Short-Term Bond ETF	2,838	-	-	-	6	(74)	2,764	36
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	503	-	-	-	-	(39)	464	19
	$27,462	$103,411	$(51,705)	$-	$125	$(2,739)	$76,429	$641

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.1%)
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 10/15/22 @ 100	$36	$37
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 10/15/23 @ 100 (a)	17	17
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 7/15/22 @ 100 (a)	50	51
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 6/20/22 @ 100 (a)	49	49
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	29	29
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 3/20/22 @ 100 (a)	26	26
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 1/20/25 @ 100 (a)	47	47
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 5/15/23 @ 100 (a)	188	188
Total Asset-Backed Securities (Cost $443)		444

Collateralized Mortgage Obligations (0.0%)(b)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51, Callable 3/10/22 @ 100 (c)	7	7
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.31% (LIBOR01M+19bps), 2/15/40 (d)	1	1
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 1.65%, 5/10/45, Callable 3/10/22 @ 100 (a)(c)(e)	44	—	(f)
Total Collateralized Mortgage Obligations (Cost $8)		8

Common Stocks (35.0%)
Communication Services (2.2%):
Alphabet, Inc. Class C (g)	1,424	3,842
AMC Networks, Inc. Class A (g)	1,349	56
AT&T, Inc.	27,981	663
Cargurus, Inc. (g)	3,950	191
Comcast Corp. Class A	15,291	715
Gray Television, Inc.	2,455	57
IDT Corp. Class B (g)	1,606	58
Match Group, Inc. (g)	4,232	472
Sirius XM Holdings, Inc. (h)	78,749	485
TechTarget, Inc. (g)	1,377	108
Telephone & Data Systems, Inc.	8,422	146
The Interpublic Group of Cos., Inc.	14,126	520
United States Cellular Corp. (g)	2,868	79
Verizon Communications, Inc.	13,902	746
World Wrestling Entertainment, Inc. Class A	2,503	148
Zillow Group, Inc. Class C (g)	603	35
		8,321
Consumer Discretionary (3.2%):
Academy Sports & Outdoors, Inc. (g)	1,935	63
Adtalem Global Education, Inc. (g)	3,266	68
AutoNation, Inc. (g)	2,002	230
AutoZone, Inc. (g)	540	1,006
Best Buy Co., Inc.	4,847	468
Big Lots, Inc.	3,144	109
Boot Barn Holdings, Inc. (g)	970	84
Citi Trends, Inc. (g)	1,396	52
Crocs, Inc. (g)	663	56
Deckers Outdoor Corp. (g)	169	49
Dick's Sporting Goods, Inc.	780	82
Dillard's, Inc. Class A	233	58

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
eBay, Inc.	9,544	$521
Foot Locker, Inc.	1,769	56
Ford Motor Co.	64,417	1,131
General Motors Co. (g)	11,927	557
G-III Apparel Group Ltd. (g)	2,587	72
Graham Holdings Co. Class B	275	165
Group 1 Automotive, Inc.	798	145
Harley-Davidson, Inc.	3,757	155
KB Home	3,758	145
Kohl's Corp. (i)	1,931	107
Kontoor Brands, Inc.	2,786	138
La-Z-Boy, Inc.	2,222	65
Lennar Corp. Class A	6,064	545
Lowe's Cos., Inc.	5,516	1,219
McDonald's Corp.	2,698	660
Meritage Homes Corp. (g)	990	98
O'Reilly Automotive, Inc. (g)	1,564	1,015
Perdoceo Education Corp. (g)	10,197	107
Revolve Group, Inc. (g)	1,170	55
Sonic Automotive, Inc. Class A	1,517	81
Sonos, Inc. (g)	3,999	110
Target Corp. (i)	2,746	549
Taylor Morrison Home Corp. (g)	3,153	93
The Home Depot, Inc.	4,619	1,459
Thor Industries, Inc.	382	35
Toll Brothers, Inc.	1,552	84
Tri Pointe Homes, Inc. (g)	3,488	78
Williams-Sonoma, Inc.	653	95
Wingstop, Inc.	989	144
YETI Holdings, Inc. (g)	886	55
		12,064
Consumer Staples (1.9%):
Altria Group, Inc.	12,307	631
Colgate-Palmolive Co.	7,183	553
Costco Wholesale Corp.	1,403	728
Ingles Markets, Inc. Class A	1,185	97
Medifast, Inc.	615	114
National Beverage Corp.	2,797	123
PepsiCo, Inc.	4,369	715
Philip Morris International, Inc.	5,746	581
SpartanNash Co.	3,800	107
Sprouts Farmers Market, Inc. (g)	9,569	273
The Clorox Co.	3,454	504
The Coca-Cola Co.	11,898	741
The Hershey Co.	2,587	523
Tyson Foods, Inc. Class A	5,960	552
Vector Group Ltd.	5,535	62
Walgreens Boots Alliance, Inc.	11,736	541
WD-40 Co.	560	119
Weis Markets, Inc. (i)	1,906	118
		7,082
Energy (1.5%):
Antero Resources Corp. (g)	5,737	132
Cactus, Inc. Class A	2,361	120
Chevron Corp.	5,720	824
ConocoPhillips	13,654	1,295
Devon Energy Corp.	10,235	610
EOG Resources, Inc.	4,810	553
Exxon Mobil Corp.	10,663	836

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
HollyFrontier Corp. (g)	3,158	$96
Marathon Petroleum Corp.	6,910	538
Northern Oil and Gas, Inc.	2,792	70
Ovintiv, Inc.	7,070	324
Peabody Energy Corp. (g)(i)	3,599	62
Texas Pacific Land Corp.	71	84
World Fuel Services Corp. (i)	7,844	222
		5,766
Financials (5.1%):
AGNC Investment Corp.	1,416	18
American Financial Group, Inc.	3,624	491
American National Group, Inc.	517	98
Annaly Capital Management, Inc.	3,774	26
Aon PLC Class A	1,897	554
Artisan Partners Asset Management, Inc. Class A	3,252	124
Bank of America Corp.	17,283	764
Bank of Hawaii Corp.	686	59
Berkshire Hathaway, Inc. Class B (g)	2,896	931
Blackstone, Inc.	4,621	589
Capital One Financial Corp.	3,773	578
Cathay General Bancorp	5,287	249
Citigroup, Inc.	9,707	575
Cohen & Steers, Inc.	1,254	102
Cowen, Inc. Class A	4,228	125
Cullen/Frost Bankers, Inc.	561	79
Enova International, Inc. (g)	2,365	96
Essent Group Ltd.	4,995	221
International Bancshares Corp.	4,425	190
Jefferies Financial Group, Inc.	3,408	121
JPMorgan Chase & Co.	6,158	873
Lakeland Financial Corp.	1,706	137
Marsh & McLennan Cos., Inc.	3,578	556
MetLife, Inc.	8,138	550
MGIC Investment Corp.	10,620	161
Morgan Stanley	12,483	1,133
MSCI, Inc.	948	476
NMI Holdings, Inc. Class A (g)	9,856	228
OneMain Holdings, Inc.	3,091	158
Peoples Bancorp, Inc.	2,367	74
PJT Partners, Inc. Class A	1,991	127
Prudential Financial, Inc.	4,877	545
Radian Group, Inc.	10,679	255
Raymond James Financial, Inc.	4,608	505
Regions Financial Corp.	19,717	477
RLI Corp.	894	91
S&P Global, Inc.	1,458	548
SEI Investments Co.	8,032	471
ServisFirst Bancshares, Inc.	2,015	176
Signature Bank	1,503	518
Starwood Property Trust, Inc.	3,503	83
SVB Financial Group (g)	788	478
Synchrony Financial	12,465	533
T. Rowe Price Group, Inc.	3,452	499
The Allstate Corp.	8,678	1,062
The Bank of New York Mellon Corp.	8,758	465
The Goldman Sachs Group, Inc.	1,779	607
The Progressive Corp.	5,021	532
Unum Group	3,784	106

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Wells Fargo & Co.	12,862	$686
		19,100
Health Care (6.1%):
AbbVie, Inc.	10,366	1,532
Alkermes PLC (g)	4,886	122
Amgen, Inc.	5,543	1,255
AMN Healthcare Services, Inc. (g)	1,185	126
Amneal Pharmaceuticals, Inc. (g)	26,242	119
Anthem, Inc.	1,403	634
Biogen, Inc. (g)	2,599	548
Bristol-Myers Squibb Co.	9,905	680
Bruker Corp.	1,420	100
Chemed Corp.	264	126
Cigna Corp.	2,649	630
Computer Programs and Systems, Inc. (g)	2,679	82
Corcept Therapeutics, Inc. (g)	4,159	93
CVS Health Corp.	6,367	660
Danaher Corp.	2,438	669
Eli Lilly & Co.	5,467	1,367
Emergent BioSolutions, Inc. (g)	2,376	98
Encompass Health Corp.	1,716	113
Exelixis, Inc. (g)	5,464	112
Fulgent Genetics, Inc. (g)	1,427	89
Gilead Sciences, Inc. (i)	9,885	597
Halozyme Therapeutics, Inc. (g)	4,072	144
HCA Healthcare, Inc.	2,335	585
IDEXX Laboratories, Inc. (g)	1,012	539
Innoviva, Inc. (g)	7,178	138
IQVIA Holdings, Inc. (g)	2,371	546
iTeos Therapeutics, Inc. (g)	3,096	112
Johnson & Johnson (i)	10,799	1,777
LHC Group, Inc. (g)	855	116
Ligand Pharmaceuticals, Inc. (g)	457	46
Maravai LifeSciences Holdings, Inc. Class A (g)	2,142	84
McKesson Corp.	1,959	539
MEDNAX, Inc. (g)	3,011	71
Medpace Holdings, Inc. (g)	546	84
Merck & Co., Inc.	17,582	1,346
Mettler-Toledo International, Inc. (g)	721	1,016
National HealthCare Corp. (i)	1,863	121
Pfizer, Inc.	15,876	745
Premier, Inc. Class A	2,131	77
Prestige Consumer Healthcare, Inc. (g)	1,630	97
Quidel Corp. (g)	1,363	144
Select Medical Holdings Corp.	3,774	87
SIGA Technologies, Inc. (g)	8,274	50
Supernus Pharmaceuticals, Inc. (g)	4,329	138
Tenet Healthcare Corp. (g)	1,315	113
Thermo Fisher Scientific, Inc.	1,254	682
United Therapeutics Corp. (g)	568	94
UnitedHealth Group, Inc.	5,717	2,721
Vanda Pharmaceuticals, Inc. (g)	7,730	88
Vir Biotechnology, Inc. (g)	1,699	43
Waters Corp. (g)	1,498	474
West Pharmaceutical Services, Inc.	1,312	508
		23,077
Industrials (3.8%):
3M Co.	7,476	1,111
ACCO Brands Corp.	14,319	123

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Allison Transmission Holdings, Inc.	4,733	$189
American Woodmark Corp. (g)	1,739	93
ArcBest Corp.	886	82
Atkore, Inc. (g)	1,336	136
Boise Cascade Co.	2,976	238
CACI International, Inc. Class A (g)	366	102
Carrier Global Corp.	11,695	525
Cimpress PLC (g)	1,716	108
Crane Co.	515	52
Cummins, Inc.	2,535	517
Eaton Corp. PLC	3,565	550
EMCOR Group, Inc.	1,020	118
Fastenal Co.	9,656	497
General Dynamics Corp.	2,767	649
GrafTech International Ltd.	7,447	75
Hillenbrand, Inc.	1,297	62
HNI Corp.	2,040	83
Illinois Tool Works, Inc.	2,416	523
Insperity, Inc.	659	59
Johnson Controls International PLC	8,050	523
Kforce, Inc.	1,263	95
Landstar System, Inc.	432	67
Lockheed Martin Corp.	3,101	1,345
ManpowerGroup, Inc.	1,586	169
Masco Corp.	8,426	472
Masonite International Corp. (g)	1,328	125
Matson, Inc.	1,047	116
Meritor, Inc. (g)	5,218	186
MSC Industrial Direct Co., Inc.	1,964	152
Mueller Industries, Inc.	2,854	163
Northrop Grumman Corp.	2,956	1,307
Old Dominion Freight Line, Inc.	1,763	554
Oshkosh Corp.	1,171	130
Otis Worldwide Corp.	6,411	502
PACCAR, Inc.	5,984	549
Republic Services, Inc. (i)	4,410	530
Rockwell Automation, Inc.	1,854	494
Rush Enterprises, Inc. Class A	2,084	108
SkyWest, Inc. (g)	1,912	54
Steelcase, Inc. Class A	6,952	85
The Timken Co.	2,348	154
The Toro Co.	549	52
TriNet Group, Inc. (g)	759	66
Triton International Ltd.	2,376	156
W.W. Grainger, Inc.	1,087	519
		14,565
Information Technology (7.8%):
Accenture PLC Class A	4,116	1,301
Adobe, Inc. (g)	1,425	666
Amkor Technology, Inc.	6,470	147
Apple, Inc.	17,746	2,930
Applied Materials, Inc.	9,027	1,211
Aspen Technology, Inc. (g)	403	61
Avid Technology, Inc. (g)	3,551	112
Badger Meter, Inc.	1,029	102
Broadcom, Inc.	2,458	1,444
Cisco Systems, Inc.	26,262	1,465
Cognizant Technology Solutions Corp. Class A	6,476	558
CSG Systems International, Inc.	2,858	176
Digital Turbine, Inc. (g)	1,386	67

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Diodes, Inc. (g)	1,276	$114
DXC Technology Co. (g)	3,240	110
EVERTEC, Inc.	2,999	121
Fair Isaac Corp. (g)	940	443
Fortinet, Inc. (g)	1,602	552
Gartner, Inc. (g)	1,757	493
HP, Inc.	29,229	1,004
Intel Corp.	14,712	702
International Business Machines Corp.	4,923	603
Intuit, Inc.	1,195	567
Jabil, Inc.	1,708	99
Kimball Electronics, Inc. (g)	3,048	52
Kulicke & Soffa Industries, Inc.	1,076	56
Lattice Semiconductor Corp. (g)	1,377	86
Manhattan Associates, Inc. (g)	692	92
MAXIMUS, Inc.	1,473	116
Methode Electronics, Inc.	3,542	162
Micron Technology, Inc.	6,597	586
Microsoft Corp. (i)	16,183	4,835
Motorola Solutions, Inc.	2,389	527
NCR Corp. (g)	3,060	124
NVIDIA Corp.	4,132	1,008
Oracle Corp.	16,014	1,217
Paychex, Inc.	4,459	531
Perficient, Inc. (g)	1,173	119
QUALCOMM, Inc.	7,886	1,356
Qualys, Inc. (g)	1,015	127
Sanmina Corp. (g)	2,610	104
SMART Global Holdings, Inc. (g)	3,106	85
SPS Commerce, Inc. (g)	899	117
Super Micro Computer, Inc. (g)	1,741	68
Synaptics, Inc. (g)	366	84
Teradata Corp. (g)	1,113	56
Texas Instruments, Inc.	7,769	1,321
The Hackett Group, Inc.	4,379	91
TTEC Holdings, Inc.	1,040	83
VeriSign, Inc. (g)	2,254	482
Vishay Intertechnology, Inc.	5,421	104
VMware, Inc. Class A	4,348	510
Xperi Holding Corp.	5,350	93
Ziff Davis, Inc. (g)	663	67
		29,307
Materials (1.2%):
Avery Dennison Corp.	2,656	468
Commercial Metals Co.	2,845	110
Huntsman Corp.	2,562	104
Linde PLC	2,121	622
Louisiana-Pacific Corp.	3,488	251
LyondellBasell Industries NV Class A	5,493	534
Minerals Technologies, Inc.	867	61
Nucor Corp.	4,365	574
PPG Industries, Inc.	3,340	446
Reliance Steel & Aluminum Co.	751	143
Sealed Air Corp.	7,889	530
The Sherwin-Williams Co.	1,972	519
Tredegar Corp.	4,592	53
Tronox Holdings PLC Class A	4,189	85
Warrior Met Coal, Inc.	3,889	122
		4,622

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc.	378	$72
American Tower Corp.	1,227	278
AvalonBay Communities, Inc.	376	90
Boston Properties, Inc.	400	49
Brixmor Property Group, Inc.	2,598	65
Camden Property Trust	263	43
CBRE Group, Inc. Class A (g)	905	88
Cousins Properties, Inc.	1,378	53
Crown Castle International Corp.	1,166	194
CubeSmart	2,102	101
Digital Realty Trust, Inc.	759	102
Duke Realty Corp.	1,007	53
Equinix, Inc.	241	171
Equity LifeStyle Properties, Inc.	467	35
Equity Residential	958	82
Essex Property Trust, Inc.	175	56
Extra Space Storage, Inc.	360	68
Federal Realty Investment Trust	507	60
First Industrial Realty Trust, Inc.	1,825	105
Forestar Group, Inc. (g)	2,611	48
Franklin Street Properties Corp. (h)	12,562	73
FRP Holdings, Inc. (g)	447	26
Gaming and Leisure Properties, Inc.	1,545	70
Healthpeak Properties, Inc.	1,454	45
Host Hotels & Resorts, Inc. (g)	1,905	35
Invitation Homes, Inc.	1,531	58
Iron Mountain, Inc.	779	38
Jones Lang LaSalle, Inc. (g)	363	89
Kimco Realty Corp.	3,106	73
Lamar Advertising Co. Class A	465	51
LTC Properties, Inc.	1,829	62
Medical Properties Trust, Inc.	1,587	32
Mid-America Apartment Communities, Inc.	308	63
National Health Investors, Inc.	2,031	108
Omega Healthcare Investors, Inc.	635	18
One Liberty Properties, Inc.	1,831	53
Prologis, Inc.	1,996	291
Public Storage	425	151
Realty Income Corp.	1,440	95
Regency Centers Corp.	412	27
Rexford Industrial Realty, Inc.	2,197	154
Ryman Hospitality Properties, Inc. (g)	1,239	109
SBA Communications Corp.	295	90
Simon Property Group, Inc.	886	122
SITE Centers Corp.	7,123	111
Sun Communities, Inc.	301	54
Tejon Ranch Co. (g)	3,100	53
Terreno Realty Corp.	1,332	92
UDR, Inc.	801	44
Ventas, Inc.	1,061	57
VICI Properties, Inc.	1,656	46
Vornado Realty Trust	439	19
Welltower, Inc.	1,118	93
Weyerhaeuser Co.	2,021	79
WP Carey, Inc.	480	37
		4,431
Utilities (1.0%):
American States Water Co.	1,937	163
CenterPoint Energy, Inc.	19,062	521

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Exelon Corp.	12,881	$548
FirstEnergy Corp.	12,806	536
MDU Resources Group, Inc.	5,622	150
National Fuel Gas Co.	2,194	137
NorthWestern Corp.	2,637	159
NRG Energy, Inc.	12,475	472
Otter Tail Corp. (i)	2,371	147
The AES Corp.	21,755	462
UGI Corp.	12,711	489
		3,784
Total Common Stocks (Cost $107,093)		132,119

Preferred Stocks (0.1%)
Communication Services (0.0%):(b)
Qwest Corp., 6.50%, 9/1/56	8,000	194

Financials (0.1%):
Delphi Financial Group, Inc., 3.70% (LIBOR03M+319bps), 5/15/37 (d)(j)	12,000	273

Total Preferred Stocks (Cost $502)		467

Corporate Bonds (0.4%)
Consumer Staples (0.0%):(b)
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	$32	31
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	30	36
		67
Energy (0.0%):(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	75	79

Financials (0.2%):
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	93	86
Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	150	151
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	112	107
Cullen/Frost Capital Trust II, 2.07% (LIBOR03M+155bps), 3/1/34, Callable 4/8/22 @ 100 (d)	175	166
First Maryland Capital I, 1.24% (LIBOR03M+100bps), 1/15/27, Callable 4/8/22 @ 100 (d)	50	48
HSB Group, Inc., 1.15% (LIBOR03M+91bps), 7/15/27, Callable 4/8/22 @ 100 (d)	200	181
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	68	69
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (d)	23	25
		833
Industrials (0.1%):
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	175	178

Information Technology (0.0%):(b)
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	68	69

Materials (0.0%):(b)
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (i)	35	34

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Real Estate (0.1%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/17/30 @ 100	$101	$98
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	23	23
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	87	88
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	17	18
		227
Utilities (0.0%):(b)
Alabama Power Co., 3.85%, 12/1/42	112	112

Total Corporate Bonds (Cost $1,605)		1,599

Yankee Dollars (0.0%)(b)

Energy (0.0%):
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	64	66

Industrials (0.0%):
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	42	42

Materials (0.0%):
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	71	70

Total Yankee Dollars (Cost $177)		178

U.S. Government Agency Mortgages (0.3%)
Federal Home Loan Mortgage Corporation
3.00%, 10/1/46 - 10/1/47	705	721
3.50%, 4/1/48	102	106
		827
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	70	70
4.00%, 4/1/49	152	159
		229
		1,056
Total U.S. Government Agency Mortgages (Cost $1,035)		1,056

U.S. Treasury Obligations (0.8%)
U.S. Treasury Inflation Indexed Bonds, 0.13%, 7/15/26	1,163	1,249
U.S. Treasury Notes, 1.63%, 4/30/23	1,567	1,575
Total U.S. Treasury Obligations (Cost $2,722)		2,824

Exchange-Traded Funds (52.5%)
Invesco DB Commodity Index Tracking Fund (g)	28,600	683
Invesco FTSE RAFI Developed Markets ex-US ETF	43,991	2,032
Invesco FTSE RAFI Emerging Markets ETF (h)	240,641	5,159
iShares Core MSCI EAFE ETF (h)	103,179	7,149
iShares Core MSCI Emerging Markets ETF	330,614	18,921
iShares Core S&P 500 ETF	62,634	27,479
iShares Core US Aggregate Bond ETF	32,940	3,635
iShares Core US REIT ETF (i)	36,965	2,254
iShares JP Morgan USD Emerging Markets Bond ETF (h)	11,616	1,152
iShares MSCI Canada ETF	204,115	7,801
iShares MSCI International Momentum Factor ETF	146,564	5,077
iShares MSCI International Quality Factor ETF	165,207	5,987
JPMorgan BetaBuilders Canada ETF	15,897	1,059
Schwab Fundamental Emerging Markets Large Co. Index ETF	430,014	12,836
Schwab Fundamental International Large Co. Index ETF	829,619	26,656
Schwab Fundamental International Small Co. Index ETF (h)	91,800	3,287
SPDR Gold Shares (g)	10,153	1,811

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SPDR S&P Emerging Markets SmallCap ETF	14,790	$833
U.S. Oil Fund LP (g)	15,468	1,044
Vanguard FTSE All-World ex-US ETF	98,105	5,688
Vanguard FTSE Developed Markets ETF	447,405	21,382
Vanguard FTSE Emerging Markets ETF (h)(i)	23,072	1,103
Vanguard Mortgage-Backed Securities ETF	18,666	960
Vanguard Real Estate ETF	30,916	3,170
Vanguard S&P 500 ETF (i)	27,321	10,966
Vanguard Short-Term Bond ETF	23,964	1,905
Vanguard Short-Term Corporate Bond ETF (h)	23,551	1,875
Vanguard Total Bond Market ETF	78,203	6,407
Vanguard Total Stock Market ETF (i)	40,024	8,852
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund	16,645	873
Total Exchange-Traded Funds (Cost $165,853)		198,036

Affiliated Exchange-Traded Funds (10.1%)
Victoryshares ESG Core Plus Bond ETF	266,269	6,425
VictoryShares USAA Core Intermediate-Term Bond ETF	503,715	25,876
VictoryShares USAA Core Short-Term Bond ETF	103,145	5,213
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (i)	16,000	759
Total Affiliated Exchange-Traded Funds (Cost $39,738)		38,273

Collateral for Securities Loaned (1.4%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (k)	5,353,768	5,354
Total Collateral for Securities Loaned (Cost $5,354)		5,354
Total Investments (Cost $324,530) — 100.7%		380,358
Liabilities in excess of other assets — (0.7)%		(2,782)
NET ASSETS - 100.00%		$377,576

At February 28, 2022, the Fund's investments in foreign securities were 34.2% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of February 28, 2022, the fair value of these securities was $711 (thousands) and amounted to 0.2% of net assets.
(b)	Amount represents less than 0.05% of net assets.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 28, 2022.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2022.
(e)	Security is interest only.
(f)	Rounds to less than $1 thousand.
(g)	Non-income producing security.
(h)	All or a portion of this security is on loan.
(i)	All or a portion of this security has been segregated as collateral for derivative instruments.
(j)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At February 28, 2022, illiquid securities were 0.1% of the Fund's net assets.
(k)	Rate disclosed is the daily yield on February 28, 2022.

bps—Basis points
ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of February 28, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of February 28, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	10	3/18/22	$959,371	$997,183	$37,812
S&P/Toronto Stock Exchange 60 Index Futures	18	3/17/22	3,577,697	3,623,010	45,313
					$83,125

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	22	3/17/22	$2,891,484	$2,804,672	$86,812
Hang Seng Index Futures	13	3/30/22	1,956,653	1,884,628	72,025
Russell 2000 E-Mini Index Futures	55	3/18/22	6,073,900	5,622,375	451,525
Tokyo Price Index Futures	7	3/10/22	1,189,032	1,151,544	37,488
					$647,850

	Total unrealized appreciation				$730,975
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$730,975

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	5/31/2021	at Cost	Sales	Gains (Losses)	Distributions	Depreciation	2/28/2022	Income
VictoryShares ESG Core Plus Bond ETF	$-	$13,275	$(6,638)	$-	$-	$(212)	$6,425	$26
VictoryShares USAA Core Intermediate-Term Bond ETF	11,794	30,074	(15,037)	-	54	(955)	25,876	243
VictoryShares USAA Core Short-Term Bond ETF	5,353	-	-	-	11	(140)	5,213	68
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	824	-	-	-	-	(65)	759	31
	$17,971	$43,349	$(21,675)	$-	$65	$(1,372)	$38,273	$368

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Conservative Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (27.5%)
VictoryShares USAA Core Intermediate-Term Bond ETF	334,133	$17,165
VictoryShares USAA Core Short-Term Bond ETF	669,201	33,821
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	67,940	3,225
VictoryShares USAA MSCI International Value Momentum ETF	113,561	5,312
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	18,550	1,279
VictoryShares USAA MSCI USA Value Momentum ETF	87,997	5,930
Total Affiliated Exchange-Traded Funds (Cost $64,287)		66,732

Affiliated Mutual Funds (72.1%)
USAA 500 Index Fund Reward Shares	163,920	9,360
USAA Aggressive Growth Fund Institutional Shares	37,435	1,786
USAA Emerging Markets Fund Institutional Shares	120,040	2,545
USAA Government Securities Fund Institutional Shares	4,411,393	42,173
USAA Growth Fund Institutional Shares	59,004	1,828
USAA High Income Fund Institutional Shares	1,469,729	10,964
USAA Income Fund Institutional Shares	2,670,828	34,026
USAA Income Stock Fund Institutional Shares	123,922	2,383
USAA Intermediate-Term Bond Fund Institutional Shares	4,344,899	44,492
USAA International Fund Institutional Shares	312,619	7,981
USAA Precious Metals and Minerals Fund Institutional Shares	61,676	1,233
USAA Short-Term Bond Fund Institutional Shares	736,333	6,664
USAA Small Cap Stock Fund Institutional Shares	101,426	1,428
USAA Target Managed Allocation Fund	581,717	6,015
USAA Value Fund Institutional Shares	138,539	2,517
Total Affiliated Mutual Funds (Cost $171,482)		175,395

Total Investments (Cost $235,769) — 99.6%		242,127
Other assets in excess of liabilities — 0.4%		1,060
NET ASSETS - 100.00%		$243,187

At February 28, 2022, the Fund's investments in foreign securities were 7.8% of net assets.

ETF—Exchange-Traded Fund

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	5/31/2021	at Cost	Sales	Gains(Losses)	Distributions	Depreciation	2/28/2022	Income
USAA 500 Index Fund Reward Shares	$9,138	$1,660	$(1,470)	$196	$339	$(164)	$9,360	$94
USAA Aggressive Growth Fund Institutional Shares	1,899	215	-	-	212	(328)	1,786	2
USAA Emerging Markets Fund Institutional Shares	2,639	270	-	-	-	(364)	2,545	24
USAA Government Securities Fund Institutional Shares	42,504	1,756	-	-	479	(2,087)	42,173	583
USAA Growth Fund Institutional Shares	2,141	199	(248)	80	167	(344)	1,828	33
USAA High Income Fund Institutional Shares	12,325	433	(1,230)	(23)	-	(541)	10,964	434
USAA Income Fund Institutional Shares	37,419	1,489	(2,580)	(23)	675	(2,279)	34,026	814
USAA Income Stock Fund Institutional Shares	2,749	466	(737)	135	166	(230)	2,383	54
USAA Intermediate-Term Bond Fund Institutional Shares	40,005	7,237	-	-	780	(2,750)	44,492	1,095
USAA International Fund Institutional Shares	8,430	1,421	(740)	52	395	(1,182)	7,981	290
USAA Precious Metals and Minerals Fund Institutional Shares	1,408	12	-	-	-	(187)	1,233	11
USAA Short-Term Bond Fund Institutional Shares	6,750	133	-	-	40	(219)	6,664	104
USAA Small Cap Stock Fund Institutional Shares	1,486	616	(253)	91	232	(512)	1,428	139
USAA Target Managed Allocation Fund	6,359	1,394	(508)	95	661	(1,325)	6,015	733
USAA Value Fund Institutional Shares	2,195	396	-	-	84	(74)	2,517	66
VictoryShares USAA Core Intermediate-Term Bond ETF	17,831	-	-	-	41	(666)	17,165	234
VictoryShares USAA Core Short-Term Bond ETF	30,971	3,743	-	-	72	(893)	33,821	415
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	3,500	-	-	-	-	(275)	3,225	134
VictoryShares USAA MSCI International Value Momentum ETF	5,763	-	-	-	-	(451)	5,312	142
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	1,313	-	-	-	-	(34)	1,279	9
VictoryShares USAA MSCI USA Value Momentum ETF	6,261	-	(501)	133	-	37	5,930	69
	$243,086	$21,440	$(8,267)	$736	$4,343	$(14,868)	$242,127	$5,479

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Equity Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (33.5%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	266,858	$12,668
VictoryShares USAA MSCI International Value Momentum ETF	555,112	25,965
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF (a)	100,558	6,930
VictoryShares USAA MSCI USA Value Momentum ETF	424,786	28,628
Total Affiliated Exchange-Traded Funds (Cost $66,767)		74,191

Affiliated Mutual Funds (66.2%)
USAA 500 Index Fund Reward Shares	774,377	44,217
USAA Aggressive Growth Fund Institutional Shares	187,937	8,965
USAA Emerging Markets Fund Institutional Shares	500,143	10,603
USAA Growth Fund Institutional Shares	295,666	9,163
USAA Income Stock Fund Institutional Shares	520,661	10,012
USAA International Fund Institutional Shares	1,245,435	31,796
USAA Precious Metals and Minerals Fund Institutional Shares	44,305	886
USAA Small Cap Stock Fund Institutional Shares	416,784	5,868
USAA Target Managed Allocation Fund	1,425,755	14,742
USAA Value Fund Institutional Shares	557,429	10,128
Total Affiliated Mutual Funds (Cost $119,555)		146,380

Collateral for Securities Loaned (0.6%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (b)	1,306,650	1,307
Total Collateral for Securities Loaned (Cost $1,307)		1,307
Total Investments (Cost $187,629) — 100.3%		221,878
Liabilities in excess of other assets — (0.3)%		(615)
NET ASSETS - 100.00%		$221,263

At February 28, 2022, the Fund's investments in foreign securities were 36.6% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on February 28, 2022.

ETF—Exchange-Traded Fund

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	5/31/2021	at Cost	Sales	Gains(Losses)	Distributions	Depreciation	2/28/2022	Income
USAA 500 Index Fund Reward Shares	$39,191	$6,230	$(942)	$57	$1,620	$(319)	$44,217	$427
USAA Aggressive Growth Fund Institutional Shares	10,431	1,138	(928)	29	1,128	(1,705)	8,965	10
USAA Emerging Markets Fund Institutional Shares	11,042	2,100	(891)	(99)	-	(1,549)	10,603	106
USAA Growth Fund Institutional Shares	11,057	1,062	(1,506)	191	885	(1,641)	9,163	178
USAA Income Stock Fund Institutional Shares	12,321	1,107	(2,915)	103	833	(604)	10,012	274
USAA International Fund Institutional Shares	32,254	5,423	(1,165)	(37)	1,646	(4,679)	31,796	1,206
USAA Precious Metals and Minerals Fund Institutional Shares	1,011	9	-	-	-	(134)	886	8
USAA Small Cap Stock Fund Institutional Shares	5,781	2,180	-	-	1,073	(2,093)	5,868	644
USAA Target Managed Allocation Fund	15,092	3,419	(712)	139	1,622	(3,196)	14,742	1,796
USAA Value Fund Institutional Shares	11,619	688	(1,839)	(90)	386	(250)	10,128	302
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	13,745	-	-	-	-	(1,077)	12,668	525
VictoryShares USAA MSCI International Value Momentum ETF	29,558	-	(1,399)	(74)	-	(2,120)	25,965	696
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	6,641	715	(241)	82	-	(267)	6,930	47
VictoryShares USAA MSCI USA Value Momentum ETF	31,949	-	(4,098)	928	-	(151)	28,628	334
	$231,692	$24,071	$(16,636)	$1,229	$9,193	$(19,785)	$220,571	$6,553

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderate Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.4%)
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 10/15/22 @ 100	$387	$390
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 10/15/23 @ 100 (a)	153	153
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 7/15/22 @ 100 (a)	490	495
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 6/20/22 @ 100 (a)	425	427
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	249	250
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 3/20/22 @ 100 (a)	279	280
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 1/20/25 @ 100 (a)	506	502
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 3/17/22 @ 100 (a)	337	337
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,618	1,621
Total Asset-Backed Securities (Cost $4,447)		4,455

Collateralized Mortgage Obligations (0.1%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51, Callable 3/10/22 @ 100 (b)	130	127
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.31% (LIBOR01M+19bps), 2/15/40 (c)	25	25
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	1,500	1,490
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 1.65%, 5/10/45, Callable 3/10/22 @ 100 (a)(b)(d)	67	—	(e)
Total Collateralized Mortgage Obligations (Cost $1,682)		1,642

Common Stocks (17.0%)
Communication Services (1.2%):
Alphabet, Inc. Class C (f)	2,644	7,133
AT&T, Inc.	51,958	1,231
Comcast Corp. Class A	28,389	1,327
Match Group, Inc. (f)	7,857	876
Sirius XM Holdings, Inc. (g)	146,514	903
The Interpublic Group of Cos., Inc.	26,226	965
Verizon Communications, Inc.	25,815	1,386
Zillow Group, Inc. Class C (f)	1,120	64
		13,885
Consumer Discretionary (1.4%):
AutoZone, Inc. (f)	1,003	1,869
Best Buy Co., Inc.	8,999	870
eBay, Inc.	17,719	967
Ford Motor Co.	119,592	2,100
General Motors Co. (f)	22,143	1,034
Lennar Corp. Class A	11,259	1,012
Lowe's Cos., Inc.	10,240	2,264
McDonald's Corp.	5,010	1,226
O'Reilly Automotive, Inc. (f)	2,904	1,885
Target Corp. (h)	5,099	1,019
The Home Depot, Inc.	8,577	2,709
		16,955
Consumer Staples (0.9%):
Altria Group, Inc.	22,848	1,172

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Colgate-Palmolive Co.	12,848	$989
Costco Wholesale Corp.	2,605	1,353
PepsiCo, Inc.	8,296	1,358
Philip Morris International, Inc.	10,667	1,078
The Clorox Co.	6,413	935
The Coca-Cola Co.	22,090	1,375
The Hershey Co.	4,804	972
Tyson Foods, Inc. Class A	11,064	1,025
Walgreens Boots Alliance, Inc.	20,816	959
		11,216
Energy (0.7%):
Chevron Corp.	10,619	1,529
ConocoPhillips	25,349	2,405
Devon Energy Corp.	19,001	1,132
EOG Resources, Inc.	8,931	1,026
Exxon Mobil Corp.	19,797	1,552
Marathon Petroleum Corp.	12,829	999
		8,643
Financials (2.5%):
AGNC Investment Corp.	2,798	36
American Financial Group, Inc.	6,729	911
Annaly Capital Management, Inc.	7,018	49
Aon PLC Class A	3,523	1,029
Bank of America Corp.	32,086	1,418
Berkshire Hathaway, Inc. Class B (f)	5,376	1,728
Blackstone, Inc.	8,580	1,094
Capital One Financial Corp.	7,005	1,074
Citigroup, Inc.	18,026	1,068
JPMorgan Chase & Co.	11,433	1,621
Marsh & McLennan Cos., Inc.	6,645	1,033
MetLife, Inc.	15,109	1,021
Morgan Stanley	23,175	2,103
MSCI, Inc.	1,760	883
Prudential Financial, Inc.	9,055	1,011
Raymond James Financial, Inc.	8,556	938
Regions Financial Corp.	36,606	886
S&P Global, Inc.	2,708	1,017
SEI Investments Co.	14,911	873
Signature Bank	2,791	963
SVB Financial Group (f)	1,464	887
Synchrony Financial	23,141	990
T. Rowe Price Group, Inc.	6,409	926
The Allstate Corp.	16,112	1,971
The Bank of New York Mellon Corp.	16,259	864
The Goldman Sachs Group, Inc.	3,302	1,127
The Progressive Corp.	9,323	988
Wells Fargo & Co.	23,880	1,274
		29,783
Health Care (3.1%):
AbbVie, Inc.	19,245	2,844
Amgen, Inc.	10,291	2,331
Anthem, Inc.	2,605	1,177
Biogen, Inc. (f)	4,825	1,018
Bristol-Myers Squibb Co.	18,390	1,263
Cigna Corp.	4,985	1,185
CVS Health Corp.	11,820	1,225
Danaher Corp.	4,526	1,242

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Eli Lilly & Co.	10,150	$2,537
Gilead Sciences, Inc. (h)	18,352	1,109
HCA Healthcare, Inc.	4,191	1,049
IDEXX Laboratories, Inc. (f)	1,879	1,000
IQVIA Holdings, Inc. (f)	4,403	1,013
Johnson & Johnson (h)	20,049	3,300
McKesson Corp.	3,637	1,000
Merck & Co., Inc.	32,643	2,500
Mettler-Toledo International, Inc. (f)	1,340	1,888
Pfizer, Inc.	29,478	1,384
Thermo Fisher Scientific, Inc.	2,329	1,267
UnitedHealth Group, Inc.	10,615	5,051
Waters Corp. (f)	2,782	881
West Pharmaceutical Services, Inc.	2,437	943
		37,207
Industrials (1.7%):
3M Co.	13,879	2,063
Carrier Global Corp.	21,713	974
Cummins, Inc.	4,706	961
Eaton Corp. PLC	6,619	1,021
Fastenal Co.	17,396	895
General Dynamics Corp.	5,140	1,205
Illinois Tool Works, Inc.	4,488	971
Johnson Controls International PLC	14,946	971
Lockheed Martin Corp.	5,757	2,497
Masco Corp.	15,643	877
Northrop Grumman Corp.	5,488	2,426
Old Dominion Freight Line, Inc.	3,274	1,028
Otis Worldwide Corp.	11,905	933
PACCAR, Inc.	11,110	1,020
Republic Services, Inc. (h)	8,187	985
Rockwell Automation, Inc.	3,442	918
W.W. Grainger, Inc.	2,020	964
		20,709
Information Technology (4.0%):
Accenture PLC Class A	7,641	2,415
Adobe, Inc. (f)	2,647	1,238
Apple, Inc.	32,946	5,440
Applied Materials, Inc.	16,759	2,249
Broadcom, Inc.	4,563	2,680
Cisco Systems, Inc.	48,756	2,719
Cognizant Technology Solutions Corp. Class A	12,024	1,036
Fair Isaac Corp. (f)	1,746	823
Fortinet, Inc. (f)	2,975	1,025
Gartner, Inc. (f)	3,263	915
HP, Inc.	54,265	1,864
Intel Corp.	27,314	1,303
International Business Machines Corp.	9,140	1,120
Intuit, Inc.	2,219	1,053
Micron Technology, Inc.	12,248	1,088
Microsoft Corp. (h)	30,044	8,978
Motorola Solutions, Inc.	4,436	978
NVIDIA Corp.	7,672	1,871
Oracle Corp.	29,731	2,259
Paychex, Inc.	8,278	985
QUALCOMM, Inc.	14,641	2,518
Texas Instruments, Inc.	14,424	2,452
VeriSign, Inc. (f)	4,185	894

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
VMware, Inc. Class A	8,074	$947
		48,850
Materials (0.6%):
Avery Dennison Corp.	4,931	869
Linde PLC	3,939	1,155
LyondellBasell Industries NV Class A	10,199	992
Nucor Corp.	8,103	1,066
PPG Industries, Inc.	6,202	828
Sealed Air Corp.	14,646	983
The Sherwin-Williams Co.	3,662	964
		6,857
Real Estate (0.4%):
Alexandria Real Estate Equities, Inc.	636	120
American Tower Corp.	2,224	505
AvalonBay Communities, Inc.	708	169
Boston Properties, Inc.	747	91
Camden Property Trust	487	80
CBRE Group, Inc. Class A (f)	1,679	163
Crown Castle International Corp.	2,209	368
Digital Realty Trust, Inc.	1,370	185
Duke Realty Corp.	1,869	99
Equinix, Inc.	447	317
Equity LifeStyle Properties, Inc.	879	66
Equity Residential	1,868	159
Essex Property Trust, Inc.	327	104
Extra Space Storage, Inc.	661	124
Healthpeak Properties, Inc.	2,671	83
Host Hotels & Resorts, Inc. (f)	3,450	63
Invitation Homes, Inc.	2,844	107
Iron Mountain, Inc.	1,461	72
Medical Properties Trust, Inc.	2,885	59
Mid-America Apartment Communities, Inc.	574	117
Omega Healthcare Investors, Inc.	1,149	32
Prologis, Inc.	3,724	543
Public Storage	803	285
Realty Income Corp.	2,516	166
Regency Centers Corp.	861	57
SBA Communications Corp.	560	170
Simon Property Group, Inc.	1,694	233
Sun Communities, Inc.	501	91
UDR, Inc.	1,487	82
Ventas, Inc.	1,882	102
VICI Properties, Inc. (g)	2,668	75
Vornado Realty Trust	808	35
Welltower, Inc.	2,095	174
Weyerhaeuser Co.	3,701	144
WP Carey, Inc.	880	68
		5,308
Utilities (0.5%):
CenterPoint Energy, Inc.	35,389	968
Exelon Corp.	23,915	1,018
FirstEnergy Corp.	23,774	995
NRG Energy, Inc.	23,161	876
The AES Corp.	40,397	858

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
UGI Corp.	23,599	$907
		5,622
Total Common Stocks (Cost $165,125)		205,035

Preferred Stocks (0.5%)

Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	112,000	2,721

Financials (0.3%):
Delphi Financial Group, Inc., 3.70% (LIBOR03M+319bps), 5/15/37 (c)(i)	167,198	3,804

Total Preferred Stocks (Cost $6,862)		6,525

Corporate Bonds (1.6%)

Consumer Staples (0.0%):(j)
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	$284	274
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	252	301
		575

Energy (0.1%):
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	648	686

Financials (1.0%):
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	994	917
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	972	931
Cullen/Frost Capital Trust II, 2.07% (LIBOR03M+155bps), 3/1/34, Callable 4/8/22 @ 100 (c)	4,000	3,805
First Maryland Capital I, 1.24% (LIBOR03M+100bps), 1/15/27, Callable 4/8/22 @ 100 (c)	2,850	2,750
HSB Group, Inc., 1.15% (LIBOR03M+91bps), 7/15/27, Callable 4/8/22 @ 100 (c)	2,575	2,325
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	654	668
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (c)	249	266
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (c)	1,000	1,024
		12,686

Industrials (0.1%):
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	1,300	1,321

Information Technology (0.1%):
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	743	750

Materials (0.0%):(j)
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (h)	373	361

Real Estate (0.2%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/17/30 @ 100	983	957
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	249	252
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	692	700

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	$149	$152
		2,061

Utilities (0.1%):
Alabama Power Co., 3.85%, 12/1/42	971	976

Total Corporate Bonds (Cost $19,315)		19,416

Yankee Dollars (0.1%)

Energy (0.0%):(j)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	554	570

Industrials (0.0%):(j)
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	444	443

Materials (0.1%):
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	739	730

Total Yankee Dollars (Cost $1,733)		1,743

U.S. Government Agency Mortgages (1.3%)
Federal Home Loan Mortgage Corporation
3.50%, 4/1/46 - 4/1/48	3,511	3,651
3.00%, 8/1/46 - 8/1/47	10,620	10,867
		14,518
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	633	634

		15,152
Total U.S. Government Agency Mortgages (Cost $14,903)		15,152

U.S. Treasury Obligations (2.5%)
U.S. Treasury Bonds, 3.00%, 11/15/44	6,000	6,730
U.S. Treasury Notes
1.63%, 4/30/23	14,658	14,731
2.38%, 5/15/29	7,850	8,145

Total U.S. Treasury Obligations (Cost $28,971)		29,606
Exchange-Traded Funds (43.1%)
Invesco DB Commodity Index Tracking Fund (f)	114,500	2,733
Invesco FTSE RAFI Developed Markets ex-US ETF	335,920	15,519
Invesco FTSE RAFI Emerging Markets ETF	686,690	14,723
iShares 7-10 Year Treasury Bond ETF	133,366	14,953
iShares Core MSCI EAFE ETF	123,049	8,526
iShares Core MSCI Emerging Markets ETF	725,047	41,494
iShares Core S&P 500 ETF	138,850	60,916
iShares Core S&P Small-Cap ETF (g)	258,072	27,797
iShares Core US Aggregate Bond ETF	392,174	43,280
iShares Core US REIT ETF (h)	57,884	3,529
iShares JP Morgan USD Emerging Markets Bond ETF (g)	45,129	4,477
iShares MSCI Canada ETF	318,852	12,187
iShares MSCI International Momentum Factor ETF	401,271	13,900
iShares MSCI International Quality Factor ETF (g)	457,001	16,562
JPMorgan BetaBuilders Canada ETF (g)	42,837	2,853
Schwab Fundamental Emerging Markets Large Co. Index ETF	920,892	27,489
Schwab Fundamental International Large Co. Index ETF	1,549,839	49,796
Schwab Fundamental International Small Co. Index ETF	266,700	9,548
SPDR Gold Shares (f)	32,398	5,779
SPDR S&P Emerging Markets SmallCap ETF	34,497	1,943
U.S. Oil Fund LP (f)	37,473	2,529
Vanguard FTSE All-World ex-US ETF	292,164	16,940

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vanguard FTSE Developed Markets ETF (g)	704,645	$33,675
Vanguard FTSE Emerging Markets ETF (g)(h)	47,000	2,248
Vanguard Mortgage-Backed Securities ETF	65,405	3,364
Vanguard Real Estate ETF	95,464	9,789
Vanguard S&P 500 ETF (h)	52,858	21,215
Vanguard Short-Term Bond ETF	78,165	6,214
Vanguard Short-Term Corporate Bond ETF (g)	73,962	5,890
Vanguard Total Bond Market ETF	175,441	14,372
Vanguard Total Stock Market ETF (h)	88,761	19,631
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund (g)	59,797	3,137
Xtrackers USD High Yield Corporate Bond ETF (g)	97,710	3,744
Total Exchange-Traded Funds (Cost $444,444)		520,752

Affiliated Exchange-Traded Funds (32.8%)
Victoryshares ESG Core Plus Bond ETF	2,989,188	72,129
VictoryShares USAA Core Intermediate-Term Bond ETF	5,916,265	303,919
VictoryShares USAA Core Short-Term Bond ETF	341,251	17,247
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (h)	51,500	2,445
Total Affiliated Exchange-Traded Funds (Cost $411,745)		395,740

Collateral for Securities Loaned (3.8%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (k)	45,751,551	45,752
Total Collateral for Securities Loaned (Cost $45,752)		45,752
Total Investments (Cost $1,144,979) — 103.2%		1,245,818
Liabilities in excess of other assets — (3.2)%		(38,609)
NET ASSETS - 100.00%		$1,207,209

At February 28, 2022, the Fund's investments in foreign securities were 22.1% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of February 28, 2022, the fair value of these securities was $8,497 (thousands) and amounted to 0.7% of net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 28, 2022.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2022.
(d)	Security is interest only.
(e)	Rounds to less than $1 thousand.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan.
(h)	All or a portion of this security has been segregated as collateral for derivative instruments.
(i)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At February 28, 2022, illiquid securities were 0.3% of the Fund's net assets.
(j)	Amount represents less than 0.05% of net assets.
(k)	Rate disclosed is the daily yield on February 28, 2022.

bps—Basis points
ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of February 28, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of February 28, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	33	3/18/22	$3,121,221	$3,290,705	$124,780
S&P/Toronto Stock Exchange 60 Index Futures	63	3/17/22	12,373,354	12,680,533	158,594
					$283,374

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	73	3/17/22	$9,433,862	$9,306,411	$310,745
Euro Stoxx 50 Futures	131	3/18/22	6,286,376	5,767,360	469,441
Hang Seng Index Futures	25	3/30/22	3,766,983	3,624,285	138,510
Tokyo Price Index Futures	34	3/10/22	5,849,462	5,593,214	182,083
					$1,100,779

	Total unrealized appreciation				$1,384,153
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$1,384,153

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	5/31/2021	at Cost	Sales	Gains(Losses)	Distributions	Depreciation	2/28/2022	Income
VictoryShares ESG Core Plus Bond ETF	$-	$149,032	$(74,516)	$-	$-	$(2,387)	$72,129	$290
VictoryShares USAA Core Intermediate-Term Bond ETF	146,328	338,112	(169,056)	-	641	(11,465)	303,919	2,942
VictoryShares USAA Core Short-Term Bond ETF	17,709	-	-	-	37	(462)	17,247	224
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2,653	-	-	-	-	(208)	2,445	101
	$166,690	$487,144	$(243,572)	$-	$678	$(14,522)	$395,740	$3,557

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderately Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.3%)
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 10/15/22 @ 100	$665	$671
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 7/15/22 @ 100 (a)	850	858
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 10/15/23 @ 100 (a)	269	269
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 6/20/22 @ 100 (a)	746	748
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	436	437
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 3/20/22 @ 100 (a)	506	508
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 1/20/25 @ 100 (a)	869	862
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 5/15/23 @ 100 (a)	2,836	2,841
Total Asset-Backed Securities (Cost $7,179)		7,194

Collateralized Mortgage Obligations (0.1%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51, Callable 3/10/22 @ 100 (b)	130	127
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.31% (LIBOR01M+19bps), 2/15/40 (c)	55	55
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	1,000	993
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 1.65%, 5/10/45, Callable 3/10/22 @ 100 (a)(b)(d)	1,179	—	(e)
Total Collateralized Mortgage Obligations (Cost $1,197)		1,175

Common Stocks (21.7%)
Communication Services (1.5%):
Alphabet, Inc. Class C (f)	8,060	21,744
AT&T, Inc.	158,377	3,752
Comcast Corp. Class A	86,528	4,046
Match Group, Inc. (f)	23,948	2,670
Sirius XM Holdings, Inc. (g)	431,383	2,657
The Interpublic Group of Cos., Inc.	79,936	2,942
Verizon Communications, Inc.	78,690	4,223
Zillow Group, Inc. Class C (f)	3,416	197
		42,231
Consumer Discretionary (1.8%):
AutoZone, Inc. (f)	3,058	5,698
Best Buy Co., Inc.	27,428	2,651
eBay, Inc.	54,007	2,948
Ford Motor Co.	364,506	6,401
General Motors Co. (f)	67,492	3,153
Lennar Corp. Class A	34,318	3,085
Lowe's Cos., Inc.	31,213	6,900
McDonald's Corp.	15,273	3,738
O'Reilly Automotive, Inc. (f)	8,851	5,746
Target Corp. (h)	15,541	3,105
The Home Depot, Inc.	26,145	8,257
		51,682
Consumer Staples (1.2%):
Altria Group, Inc.	69,639	3,572
Colgate-Palmolive Co.	39,265	3,021
Costco Wholesale Corp.	7,941	4,123

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
PepsiCo, Inc.	25,287	$4,140
Philip Morris International, Inc.	32,514	3,286
The Clorox Co.	19,547	2,850
The Coca-Cola Co.	67,328	4,191
The Hershey Co.	14,643	2,962
Tyson Foods, Inc. Class A	33,724	3,125
Walgreens Boots Alliance, Inc.	63,796	2,940
		34,210
Energy (0.9%):
Chevron Corp.	32,367	4,661
ConocoPhillips	77,261	7,329
Devon Energy Corp.	57,915	3,449
EOG Resources, Inc.	27,221	3,128
Exxon Mobil Corp.	60,339	4,732
Marathon Petroleum Corp.	39,103	3,045
		26,344
Financials (3.1%):
AGNC Investment Corp.	8,827	114
American Financial Group, Inc.	20,510	2,777
Annaly Capital Management, Inc.	22,137	154
Aon PLC Class A	10,739	3,137
Bank of America Corp.	97,797	4,323
Berkshire Hathaway, Inc. Class B (f)	16,387	5,268
Blackstone, Inc.	26,151	3,333
Capital One Financial Corp.	21,353	3,273
Citigroup, Inc.	54,946	3,254
JPMorgan Chase & Co.	34,849	4,942
Marsh & McLennan Cos., Inc.	20,256	3,148
MetLife, Inc.	46,053	3,111
Morgan Stanley	70,637	6,410
MSCI, Inc.	5,365	2,692
Prudential Financial, Inc.	27,601	3,082
Raymond James Financial, Inc.	26,080	2,860
Regions Financial Corp.	111,572	2,699
S&P Global, Inc.	8,254	3,101
SEI Investments Co.	45,449	2,662
Signature Bank	8,509	2,935
SVB Financial Group (f)	4,462	2,704
Synchrony Financial	70,533	3,017
T. Rowe Price Group, Inc.	19,536	2,824
The Allstate Corp.	49,108	6,009
The Bank of New York Mellon Corp.	49,558	2,634
The Goldman Sachs Group, Inc.	10,066	3,435
The Progressive Corp.	28,416	3,010
Wells Fargo & Co.	72,785	3,884
		90,792
Health Care (3.9%):
AbbVie, Inc.	58,659	8,668
Amgen, Inc.	31,366	7,104
Anthem, Inc.	7,941	3,588
Biogen, Inc. (f)	14,708	3,104
Bristol-Myers Squibb Co.	56,052	3,849
Cigna Corp.	14,990	3,564
CVS Health Corp.	36,028	3,734
Danaher Corp.	13,797	3,786
Eli Lilly & Co.	30,938	7,733
Gilead Sciences, Inc. (h)	55,935	3,379

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
HCA Healthcare, Inc.	12,775	$3,198
IDEXX Laboratories, Inc. (f)	5,730	3,050
IQVIA Holdings, Inc. (f)	13,420	3,088
Johnson & Johnson (h)	61,109	10,057
McKesson Corp.	11,087	3,049
Merck & Co., Inc.	99,493	7,619
Mettler-Toledo International, Inc. (f)	4,084	5,753
Pfizer, Inc.	89,852	4,218
Thermo Fisher Scientific, Inc.	7,100	3,862
UnitedHealth Group, Inc.	32,353	15,396
Waters Corp. (f)	8,481	2,686
West Pharmaceutical Services, Inc.	7,430	2,876
		113,361
Industrials (2.2%):
3M Co.	42,303	6,288
Carrier Global Corp.	66,181	2,970
Cummins, Inc.	14,345	2,928
Eaton Corp. PLC	20,174	3,113
Fastenal Co.	51,679	2,659
General Dynamics Corp.	15,455	3,623
Illinois Tool Works, Inc.	13,717	2,968
Johnson Controls International PLC	45,554	2,959
Lockheed Martin Corp.	17,549	7,613
Masco Corp.	47,680	2,672
Northrop Grumman Corp.	16,728	7,396
Old Dominion Freight Line, Inc.	9,980	3,134
Otis Worldwide Corp.	36,288	2,843
PACCAR, Inc.	33,862	3,109
Republic Services, Inc. (h)	24,955	3,002
Rockwell Automation, Inc.	10,493	2,797
W.W. Grainger, Inc.	6,157	2,937
		63,011
Information Technology (5.2%):
Accenture PLC Class A	23,292	7,361
Adobe, Inc. (f)	8,068	3,773
Apple, Inc.	100,418	16,581
Applied Materials, Inc.	51,081	6,855
Broadcom, Inc.	13,910	8,171
Cisco Systems, Inc.	148,605	8,288
Cognizant Technology Solutions Corp. Class A	36,648	3,157
Fair Isaac Corp. (f)	5,322	2,508
Fortinet, Inc. (f)	9,068	3,124
Gartner, Inc. (f)	9,947	2,789
HP, Inc.	165,396	5,683
Intel Corp.	83,252	3,971
International Business Machines Corp.	27,859	3,413
Intuit, Inc.	6,766	3,210
Micron Technology, Inc.	37,333	3,318
Microsoft Corp. (h)	91,572	27,361
Motorola Solutions, Inc.	13,520	2,980
NVIDIA Corp.	23,384	5,702
Oracle Corp.	90,619	6,884
Paychex, Inc.	25,231	3,004
QUALCOMM, Inc.	44,626	7,675
Texas Instruments, Inc.	43,963	7,473
VeriSign, Inc. (f)	12,649	2,703
VMware, Inc. Class A	24,612	2,888
		148,872

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.7%):
Avery Dennison Corp.	15,032	$2,649
Linde PLC	12,006	3,521
LyondellBasell Industries NV Class A	31,086	3,022
Nucor Corp.	24,699	3,251
PPG Industries, Inc.	18,906	2,523
Sealed Air Corp.	44,641	2,997
The Sherwin-Williams Co.	11,163	2,937
		20,900
Real Estate (0.6%):
Alexandria Real Estate Equities, Inc.	2,007	380
American Tower Corp.	7,016	1,592
AvalonBay Communities, Inc.	2,235	533
Boston Properties, Inc.	2,356	288
Camden Property Trust	1,537	254
CBRE Group, Inc. Class A	5,297	513
Crown Castle International Corp.	6,601	1,100
Digital Realty Trust, Inc.	4,323	583
Duke Realty Corp.	5,896	312
Equinix, Inc.	1,410	1,001
Equity LifeStyle Properties, Inc.	2,774	207
Equity Residential	5,893	503
Essex Property Trust, Inc.	1,030	327
Extra Space Storage, Inc.	2,085	392
Healthpeak Properties, Inc.	8,426	262
Host Hotels & Resorts, Inc. (f)	10,884	199
Invitation Homes, Inc.	8,971	339
Iron Mountain, Inc.	4,610	227
Medical Properties Trust, Inc.	9,101	185
Mid-America Apartment Communities, Inc.	1,812	371
Omega Healthcare Investors, Inc.	3,626	102
Prologis, Inc.	11,300	1,648
Public Storage	2,533	899
Realty Income Corp.	7,938	525
Regency Centers Corp.	2,715	179
SBA Communications Corp.	1,767	536
Simon Property Group, Inc.	5,343	735
Sun Communities, Inc.	1,582	286
UDR, Inc.	4,691	257
Ventas, Inc.	5,937	321
VICI Properties, Inc.	8,417	235
Vornado Realty Trust	2,548	110
Welltower, Inc.	6,609	550
Weyerhaeuser Co.	11,676	454
WP Carey, Inc.	2,776	215
		16,620
Utilities (0.6%):
CenterPoint Energy, Inc.	107,863	2,950
Exelon Corp.	72,890	3,102
FirstEnergy Corp.	72,463	3,033
NRG Energy, Inc.	70,593	2,671
The AES Corp.	117,799	2,501
UGI Corp.	71,928	2,765
		17,022
Total Common Stocks (Cost $497,291)		625,045

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Preferred Stocks (0.4%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	220,000	$5,346

Financials (0.2%):
Delphi Financial Group, Inc., 3.70% (LIBOR03M+319bps), 5/15/37 (c)(i)	309,253	7,036

Total Preferred Stocks (Cost $12,889)		12,382

Corporate Bonds (1.2%)
Consumer Staples (0.0%):(j)
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	$497	479
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	443	529
		1,008

Energy (0.0%):(j)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	1,134	1,201

Financials (0.8%):
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	1,704	1,572
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	1,701	1,630
Cullen/Frost Capital Trust II, 2.07% (LIBOR03M+155bps), 3/1/34, Callable 4/8/22 @ 100 (c)	9,000	8,562
First Maryland Capital I, 1.24% (LIBOR03M+100bps), 1/15/27, Callable 4/8/22 @ 100 (c)	4,000	3,859
HSB Group, Inc., 1.15% (LIBOR03M+91bps), 7/15/27, Callable 4/8/22 @ 100 (c)	4,550	4,108
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	1,138	1,163
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (c)	426	455
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (c)	2,000	2,047
		23,396

Industrials (0.1%):
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,300	2,338

Information Technology (0.1%):
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	1,285	1,297

Materials (0.0%):(j)
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (h)	647	625

Real Estate (0.1%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/17/30 @ 100	1,705	1,659
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	426	431
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	1,125	1,138
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	262	268
		3,496

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Utilities (0.1%):
Alabama Power Co., 3.85%, 12/1/42	$1,702	$1,711

Total Corporate Bonds (Cost $34,861)		35,072

Yankee Dollars (0.1%)
Energy (0.0%):(j)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	973	1,001

Industrials (0.0%):(j)
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	769	768

Materials (0.1%):
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	1,281	1,266

Total Yankee Dollars (Cost $3,017)		3,035

U.S. Government Agency Mortgages (0.6%)
Federal Home Loan Mortgage Corporation
3.50%, 4/1/46	4,505	4,694
3.00%, 8/1/46 - 6/1/47	10,592	10,834
4.00%, 7/1/48	1,296	1,358
		16,886
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	1,055	1,057

Government National Mortgage Association
6.50%, 4/15/24	2	2
		17,945
Total U.S. Government Agency Mortgages (Cost $17,654)		17,945

U.S. Treasury Obligations (1.9%)
U.S. Treasury Bonds, 3.13%, 8/15/44	10,000	11,427
U.S. Treasury Notes
1.63%, 4/30/23	29,000	29,144
2.25%, 11/15/25	2,000	2,038
1.63%, 2/15/26	6,000	5,974
2.38%, 5/15/27 (h)	6,100	6,284
Total U.S. Treasury Obligations (Cost $52,705)		54,867
Exchange-Traded Funds (48.8%)
Invesco DB Commodity Index Tracking Fund (f)	256,100	6,113
Invesco FTSE RAFI Developed Markets ex-US ETF	653,206	30,178
Invesco FTSE RAFI Emerging Markets ETF (g)	1,539,501	33,007
iShares 7-10 Year Treasury Bond ETF	341,652	38,306
iShares Core MSCI EAFE ETF	32,626	2,261
iShares Core MSCI Emerging Markets ETF	2,308,402	132,110
iShares Core S&P 500 ETF	329,538	144,575
iShares Core S&P Small-Cap ETF	585,715	63,087
iShares Core US Aggregate Bond ETF	705,729	77,884
iShares Core US REIT ETF (h)	169,370	10,325
iShares JP Morgan USD Emerging Markets Bond ETF (g)	103,852	10,302
iShares MSCI Canada ETF (g)	919,103	35,128
iShares MSCI International Momentum Factor ETF	1,164,448	40,336
iShares MSCI International Quality Factor ETF (g)	1,315,008	47,656
JPMorgan BetaBuilders Canada ETF	97,469	6,492
Schwab Fundamental Emerging Markets Large Co. Index ETF	2,206,197	65,855
Schwab Fundamental International Large Co. Index ETF (g)	3,168,339	101,799
Schwab Fundamental International Small Co. Index ETF (g)	593,600	21,251
SPDR Gold Shares (f)	86,411	15,414
SPDR S&P Emerging Markets SmallCap ETF	107,983	6,082
U.S. Oil Fund LP (f)(g)	97,149	6,556

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vanguard FTSE All-World ex-US ETF	787,998	$45,688
Vanguard FTSE Developed Markets ETF (g)	4,014,123	191,835
Vanguard Mid-Capital ETF	30,077	6,990
Vanguard Mortgage-Backed Securities ETF	264,207	13,591
Vanguard Real Estate ETF	229,480	23,531
Vanguard S&P 500 ETF (h)	186,998	75,053
Vanguard Short-Term Bond ETF	325,167	25,851
Vanguard Short-Term Corporate Bond ETF (g)	186,391	14,842
Vanguard Small-Cap Value ETF (g)(h)	96,209	16,715
Vanguard Total Bond Market ETF	424,389	34,766
Vanguard Total Stock Market ETF (h)	187,454	41,459
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund (g)	202,622	10,630
Xtrackers USD High Yield Corporate Bond ETF (g)	237,755	9,111
Total Exchange-Traded Funds (Cost $1,201,871)		1,404,779

Affiliated Exchange-Traded Funds (24.5%)
Victoryshares ESG Core Plus Bond ETF	5,100,278	123,069
VictoryShares USAA Core Intermediate-Term Bond ETF	10,295,400	528,876
VictoryShares USAA Core Short-Term Bond ETF	969,310	48,989
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (h)	68,000	3,228
Total Affiliated Exchange-Traded Funds (Cost $732,342)		704,162

Collateral for Securities Loaned (3.8%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (k)	110,155,440	110,155
Total Collateral for Securities Loaned (Cost $110,155)		110,155
Total Investments (Cost $2,671,161) — 103.4%		2,975,811
Liabilities in excess of other assets — (3.4)%		(98,229)
NET ASSETS - 100.00%		$2,877,582

At February 28, 2022, the Fund’s investments in foreign securities were 26.7% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of February 28, 2022, the fair value of these securities was $12,528 (thousands) and amounted to 0.4% of net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 28, 2022.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2022.
(d)	Security is interest only.
(e)	Rounds to less than $1 thousand.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan.
(h)	All or a portion of this security has been segregated as collateral for derivative instruments.
(i)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At February 28, 2022, illiquid securities were 0.2% of the Fund's net assets.
(j)	Amount represents less than 0.05% of net assets.
(k)	Rate disclosed is the daily yield on February 28, 2022.

bps—Basis points
ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of February 28, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of February 28, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	77	3/18/22	$7,282,848	$7,678,311	$291,152
S&P/Toronto Stock Exchange 60 Index Futures	119	3/17/22	23,371,891	23,952,119	299,566
					$590,718

Futures Contracts Sold
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	201	3/17/22	$25,918,887	$25,624,501	$795,008
Euro Stoxx 50 Futures	286	3/18/22	13,451,215	12,591,336	778,815
Hang Seng Index Futures	75	3/30/22	11,300,949	10,872,855	415,531
Tokyo Price Index Futures	77	3/10/22	13,247,312	12,666,986	412,365
					$2,401,719

	Total unrealized appreciation				$2,992,437
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$2,992,437

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	5/31/2021	at Cost	Sales	Gains(Losses)	Distributions	Depreciation	2/28/2022	Income
VictoryShares ESG Core Plus Bond ETF	$-	$254,192	$(127,096)	$-	$-	$(4,027)	$123,069	$489
VictoryShares USAA Core Intermediate-Term Bond ETF	257,355	583,064	(291,532)	-	1,110	(20,011)	528,876	5,181
VictoryShares USAA Core Short-Term Bond ETF	50,302	-	-	-	104	(1,313)	48,989	636
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	3,503	-	-	-	-	(275)	3,228	134
	$311,160	$837,256	$(418,628)	$-	$1,214	$(25,626)	$704,162	$6,440

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (43.8%)
Blue Chip Stocks:
Communication Services (4.1%):
Activision Blizzard, Inc.	7,918	$645
Alphabet, Inc. Class A (a)	3,059	8,263
Alphabet, Inc. Class C (a)	2,961	7,988
AT&T, Inc.	39,864	944
Charter Communications, Inc. Class A (a)	1,764	1,062
Comcast Corp. Class A	45,562	2,131
Discovery, Inc. Class C (a)	3,090	87
Electronic Arts, Inc.	2,332	303
Fox Corp. Class A	4,287	179
Fox Corp. Class B	1,992	76
Live Nation Entertainment, Inc. (a)	1,845	223
Meta Platforms, Inc. Class A (a)	24,031	5,071
Netflix, Inc. (a)	4,011	1,582
News Corp. Class A	2,721	61
Omnicom Group, Inc.	2,667	224
Take-Two Interactive Software, Inc. (a)	1,245	202
The Interpublic Group of Cos., Inc.	4,839	178
The Walt Disney Co. (a)	18,329	2,721
T-Mobile U.S., Inc. (a)	3,497	431
Twitter, Inc. (a)	7,251	258
Verizon Communications, Inc.	27,410	1,471
ViacomCBS, Inc. Class B	6,762	207
		34,307
Consumer Discretionary (5.3%):
Advance Auto Parts, Inc.	832	170
Amazon.com, Inc. (a)	4,279	13,142
Aptiv PLC (a)	2,354	305
AutoZone, Inc. (a)	255	475
Bath & Body Works, Inc.	2,727	146
Best Buy Co., Inc.	2,415	233
Booking Holdings, Inc. (a)	441	958
BorgWarner, Inc.	1,420	58
CarMax, Inc. (a)	2,090	229
Carnival Corp. (a)	2,980	61
Chipotle Mexican Grill, Inc. (a)	325	495
D.R. Horton, Inc.	3,030	259
Darden Restaurants, Inc.	1,633	237
Dollar General Corp.	2,615	519
Dollar Tree, Inc. (a)	1,591	226
Domino's Pizza, Inc.	408	176
eBay, Inc.	7,658	418
Expedia Group, Inc. (a)	1,583	310
Ford Motor Co.	48,980	860
Garmin Ltd.	1,580	175
General Motors Co. (a)	13,698	640
Genuine Parts Co.	1,110	136
Hasbro, Inc.	1,600	155
Hilton Worldwide Holdings, Inc. (a)	3,015	449
Las Vegas Sands Corp. (a)(b)	3,517	151
Lennar Corp. Class A	2,669	240
Lennar Corp. Class B	1	—	(c)
LKQ Corp.	3,837	180
Lowe's Cos., Inc.	7,623	1,685
Marriott International, Inc. Class A (a)	2,953	502
McDonald's Corp.	7,151	1,750

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
MGM Resorts International	5,858	$259
Mohawk Industries, Inc. (a)	618	87
Newell Brands, Inc.	4,429	105
NIKE, Inc. Class B	14,322	1,956
Norwegian Cruise Line Holdings Ltd. (a)	4,329	84
NVR, Inc. (a)	38	188
O'Reilly Automotive, Inc. (a)	961	624
PulteGroup, Inc.	2,360	117
PVH Corp.	928	91
Ralph Lauren Corp.	420	55
Ross Stores, Inc.	3,683	337
Royal Caribbean Cruises Ltd. (a)	2,147	173
Starbucks Corp.	12,390	1,137
Tapestry, Inc.	3,021	124
Target Corp. (b)	5,209	1,041
Tesla, Inc. (a)	7,641	6,651
The Home Depot, Inc.	11,047	3,489
The TJX Cos., Inc.	11,818	781
Tractor Supply Co.	1,578	322
Ulta Beauty, Inc. (a)	550	206
Under Armour, Inc. Class A (a)	2,357	42
Under Armour, Inc. Class C (a)	2,104	33
VF Corp.	2,040	118
Victoria's Secret & Co. (a)	1	—	(c)
Whirlpool Corp.	792	159
Wynn Resorts Ltd. (a)	1,231	107
Yum! Brands, Inc.	3,711	455
		44,081
Consumer Staples (2.6%):
Altria Group, Inc.	18,456	947
Archer-Daniels-Midland Co.	6,080	477
Brown-Forman Corp. Class B	2,315	151
Campbell Soup Co.	2,319	104
Church & Dwight Co., Inc.	2,959	290
Colgate-Palmolive Co.	5,736	441
Conagra Brands, Inc.	6,489	227
Constellation Brands, Inc. Class A	1,572	339
Costco Wholesale Corp.	4,892	2,540
General Mills, Inc.	6,777	457
Hormel Foods Corp.	1,830	87
Kellogg Co.	1,080	69
Kimberly-Clark Corp.	2,741	357
McCormick & Co., Inc.	2,942	280
Molson Coors Beverage Co. Class B	2,045	107
Mondelez International, Inc. Class A	14,742	965
Monster Beverage Corp. (a)	3,965	335
PepsiCo, Inc.	11,883	1,946
Philip Morris International, Inc.	13,938	1,409
Sysco Corp.	5,774	503
The Clorox Co.	690	101
The Coca-Cola Co.	27,653	1,721
The Estee Lauder Cos., Inc.	2,324	689
The Hershey Co.	1,885	381
The J.M. Smucker Co.	828	112
The Kraft Heinz Co.	6,993	274
The Kroger Co.	8,771	410
The Procter & Gamble Co.	24,735	3,856
Tyson Foods, Inc. Class A	2,142	198
Walgreens Boots Alliance, Inc.	5,210	240

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Walmart, Inc.	13,334	$1,802
		21,815
Energy (1.7%):
APA Corp.	1,896	68
Baker Hughes Co.	8,513	250
Chevron Corp.	21,588	3,109
ConocoPhillips	15,168	1,439
Coterra Energy, Inc.	2,120	49
Devon Energy Corp.	7,100	423
Diamondback Energy, Inc.	2,111	291
EOG Resources, Inc.	4,759	547
Exxon Mobil Corp.	40,045	3,140
Halliburton Co.	9,010	302
Hess Corp.	2,683	271
Kinder Morgan, Inc.	19,808	345
Marathon Oil Corp.	10,479	236
Marathon Petroleum Corp.	8,076	629
Occidental Petroleum Corp.	6,234	273
ONEOK, Inc.	5,513	360
Phillips 66	5,121	431
Pioneer Natural Resources Co.	2,039	488
Schlumberger NV	18,134	712
The Williams Cos., Inc.	14,342	449
Valero Energy Corp.	4,779	399
		14,211
Financials (5.2%):
Aflac, Inc.	6,526	399
American Express Co.	7,083	1,378
American International Group, Inc.	10,328	632
Ameriprise Financial, Inc.	1,259	377
Aon PLC Class A	2,698	788
Arthur J. Gallagher & Co.	2,370	375
Assurant, Inc.	653	111
Bank of America Corp.	80,700	3,567
Berkshire Hathaway, Inc. Class B (a)	16,505	5,306
BlackRock, Inc.	1,245	926
Capital One Financial Corp.	4,854	744
Cboe Global Markets, Inc.	680	80
Chubb Ltd.	4,174	850
Cincinnati Financial Corp.	1,898	233
Citigroup, Inc.	21,251	1,259
Citizens Financial Group, Inc.	5,249	275
CME Group, Inc.	3,122	738
Comerica, Inc.	1,808	173
Discover Financial Services	3,983	492
Everest Re Group Ltd.	440	131
Fifth Third Bancorp	8,885	425
First Republic Bank	833	144
Franklin Resources, Inc.	2,567	76
Huntington Bancshares, Inc.	12,687	197
Intercontinental Exchange, Inc.	5,422	695
Invesco Ltd.	4,735	101
JPMorgan Chase & Co.	30,881	4,379
KeyCorp	12,202	306
Lincoln National Corp.	1,769	119
Loews Corp.	3,046	187
M&T Bank Corp.	1,592	290
Marsh & McLennan Cos., Inc.	5,030	782
MetLife, Inc.	8,569	579

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Moody's Corp.	1,624	$523
Morgan Stanley	14,869	1,349
MSCI, Inc.	992	498
Nasdaq, Inc.	1,159	198
Northern Trust Corp. (d)	1,926	219
People's United Financial, Inc.	5,272	111
Principal Financial Group, Inc.	2,476	175
Prudential Financial, Inc.	4,971	555
Raymond James Financial, Inc.	1,989	218
Regions Financial Corp.	9,790	237
S&P Global, Inc.	3,479	1,307
State Street Corp.	3,118	266
SVB Financial Group (a)	645	391
Synchrony Financial	6,793	291
T. Rowe Price Group, Inc.	2,189	316
The Allstate Corp.	3,040	372
The Bank of New York Mellon Corp.	8,002	425
The Charles Schwab Corp.	15,972	1,349
The Goldman Sachs Group, Inc.	3,240	1,106
The Hartford Financial Services Group, Inc.	2,900	201
The PNC Financial Services Group, Inc.	4,807	958
The Progressive Corp.	5,434	576
The Travelers Cos., Inc.	3,045	523
Truist Financial Corp.	14,396	896
U.S. Bancorp	14,810	837
W.R. Berkley Corp.	1,826	165
Wells Fargo & Co.	35,551	1,897
Willis Towers Watson PLC	1,546	344
Zions Bancorp NA	2,017	143
		43,560
Health Care (5.6%):
Abbott Laboratories	18,379	2,217
AbbVie, Inc.	17,884	2,643
ABIOMED, Inc. (a)	568	176
Agilent Technologies, Inc.	4,127	538
Align Technology, Inc. (a)	809	414
AmerisourceBergen Corp.	1,410	201
Amgen, Inc.	6,171	1,398
Anthem, Inc.	2,398	1,084
Baxter International, Inc.	4,106	349
Becton, Dickinson & Co.	2,074	563
Biogen, Inc. (a)	1,216	257
Bio-Rad Laboratories, Inc. Class A (a)	83	52
Boston Scientific Corp. (a)	12,299	543
Bristol-Myers Squibb Co.	20,186	1,386
Cardinal Health, Inc.	2,310	125
Catalent, Inc. (a)	981	100
Centene Corp. (a)	5,336	441
Cerner Corp.	2,182	203
Cigna Corp.	3,445	819
CVS Health Corp.	13,617	1,411
Danaher Corp.	6,992	1,919
DaVita, Inc. (a)	972	110
DENTSPLY SIRONA, Inc.	1,578	85
Dexcom, Inc. (a)	197	82
Edwards Lifesciences Corp. (a)	6,150	691
Eli Lilly & Co.	8,712	2,178
Gilead Sciences, Inc. (b)	8,804	532
HCA Healthcare, Inc.	2,625	657
Henry Schein, Inc. (a)	1,136	98

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hologic, Inc. (a)	2,461	$175
Humana, Inc.	1,376	598
IDEXX Laboratories, Inc. (a)	1,036	551
Illumina, Inc. (a)	1,379	450
Incyte Corp. (a)	578	39
Intuitive Surgical, Inc. (a)	3,705	1,076
IQVIA Holdings, Inc. (a)	1,890	435
Johnson & Johnson (b)	23,462	3,861
Laboratory Corp. of America Holdings (a)	1,063	288
McKesson Corp.	1,670	459
Medtronic PLC	10,328	1,084
Merck & Co., Inc.	23,177	1,775
Mettler-Toledo International, Inc. (a)	250	352
Organon & Co.	1,970	74
PerkinElmer, Inc.	1,164	209
Pfizer, Inc.	48,701	2,286
Quest Diagnostics, Inc.	1,226	161
Regeneron Pharmaceuticals, Inc. (a)	873	540
ResMed, Inc.	1,423	351
STERIS PLC	864	207
Stryker Corp.	3,361	885
Teleflex, Inc.	473	159
The Cooper Cos., Inc.	445	182
Thermo Fisher Scientific, Inc.	4,163	2,265
UnitedHealth Group, Inc.	10,015	4,766
Universal Health Services, Inc. Class B	844	121
Vertex Pharmaceuticals, Inc. (a)	2,479	570
Viatris, Inc.	14,027	154
Waters Corp. (a)	690	219
West Pharmaceutical Services, Inc.	489	189
Zimmer Biomet Holdings, Inc.	1,229	156
Zoetis, Inc.	4,796	929
		46,838
Industrials (3.5%):
3M Co.	3,890	578
Alaska Air Group, Inc. (a)	1,550	87
Allegion PLC	880	101
American Airlines Group, Inc. (a)	7,576	131
AMETEK, Inc.	2,905	377
AO Smith Corp.	1,795	123
C.H. Robinson Worldwide, Inc.	779	75
Carrier Global Corp.	7,990	359
Caterpillar, Inc.	6,025	1,130
Cintas Corp.	1,066	400
Copart, Inc. (a)	2,286	281
CSX Corp.	24,039	815
Cummins, Inc.	1,364	278
Deere & Co.	3,919	1,411
Delta Air Lines, Inc. (a)	7,217	288
Dover Corp.	1,435	225
Eaton Corp. PLC	4,316	666
Emerson Electric Co.	5,920	550
Equifax, Inc.	1,334	291
Expeditors International of Washington, Inc.	1,610	166
Fastenal Co.	5,972	307
FedEx Corp.	2,126	473
Fortive Corp.	2,506	162
Fortune Brands Home & Security, Inc.	1,743	151
General Dynamics Corp.	1,726	405
General Electric Co.	11,822	1,129

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Honeywell International, Inc.	6,699	$1,271
Howmet Aerospace, Inc.	3,713	133
Huntington Ingalls Industries, Inc.	470	96
IDEX Corp.	757	145
Illinois Tool Works, Inc.	3,048	659
Ingersoll Rand, Inc. (b)	4,166	210
J.B. Hunt Transport Services, Inc.	757	154
Jacobs Engineering Group, Inc.	1,348	166
Johnson Controls International PLC	6,676	434
L3Harris Technologies, Inc.	2,253	568
Lockheed Martin Corp.	2,228	967
Masco Corp.	2,915	163
Nielsen Holdings PLC	4,460	78
Norfolk Southern Corp.	2,671	685
Northrop Grumman Corp.	1,594	705
Old Dominion Freight Line, Inc.	1,111	349
Otis Worldwide Corp.	3,056	239
PACCAR, Inc.	3,278	301
Parker-Hannifin Corp.	1,216	360
Pentair PLC	909	53
Quanta Services, Inc.	1,444	157
Raytheon Technologies Corp.	14,809	1,521
Republic Services, Inc. (b)	2,086	251
Robert Half International, Inc.	1,284	154
Rockwell Automation, Inc.	1,436	383
Roper Technologies, Inc.	1,322	593
Snap-on, Inc.	594	125
Southwest Airlines Co. (a)	6,021	264
Stanley Black & Decker, Inc.	1,786	291
Textron, Inc.	2,070	151
The Boeing Co. (a)	5,520	1,134
Trane Technologies PLC	2,877	443
TransDigm Group, Inc. (a)	593	395
Union Pacific Corp.	7,288	1,793
United Airlines Holdings, Inc. (a)	3,124	139
United Parcel Service, Inc. Class B	7,664	1,613
United Rentals, Inc. (a)	750	241
Verisk Analytics, Inc.	1,450	257
W.W. Grainger, Inc.	582	278
Waste Management, Inc.	3,869	559
Westinghouse Air Brake Technologies Corp.	1,745	162
Xylem, Inc.	1,548	138
		29,737
Information Technology (12.5%):
Accenture PLC Class A	6,903	2,182
Adobe, Inc. (a)	4,939	2,310
Advanced Micro Devices, Inc. (a)	17,329	2,137
Akamai Technologies, Inc. (a)	1,627	176
Amphenol Corp. Class A	5,984	455
Analog Devices, Inc.	5,732	919
ANSYS, Inc. (a)	796	258
Apple, Inc.	166,059	27,420
Applied Materials, Inc.	10,258	1,377
Arista Networks, Inc. (a)	2,364	290
Autodesk, Inc. (a)	2,385	525
Automatic Data Processing, Inc.	4,190	857
Broadcom, Inc.	4,130	2,426
Broadridge Financial Solutions, Inc.	1,502	220
Cadence Design Systems, Inc. (a)	2,583	391
CDW Corp.	1,428	246

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cisco Systems, Inc.	42,070	$2,346
Citrix Systems, Inc.	1,224	125
Cognizant Technology Solutions Corp. Class A	5,181	446
Corning, Inc.	8,056	326
DXC Technology Co. (a)	3,194	109
F5, Inc. (a)	561	113
Fidelity National Information Services, Inc.	2,904	277
Fiserv, Inc. (a)	3,938	385
Fortinet, Inc. (a)	1,459	503
Gartner, Inc. (a)	1,089	305
Global Payments, Inc.	3,061	408
Hewlett Packard Enterprise Co.	12,525	199
HP, Inc.	13,953	479
Intel Corp.	38,874	1,854
International Business Machines Corp.	5,693	697
Intuit, Inc.	2,547	1,208
IPG Photonics Corp. (a)	466	61
Juniper Networks, Inc.	2,447	83
Keysight Technologies, Inc. (a)	2,383	375
KLA Corp.	1,555	542
Lam Research Corp.	1,595	895
Mastercard, Inc. Class A	9,019	3,254
Microchip Technology, Inc.	5,448	383
Micron Technology, Inc.	10,918	970
Microsoft Corp. (b)	77,209	23,069
Motorola Solutions, Inc.	1,485	327
NetApp, Inc.	2,488	195
NortonLifeLock, Inc.	2,608	76
NVIDIA Corp.	25,972	6,333
Oracle Corp.	21,240	1,614
Paychex, Inc.	2,957	352
Paycom Software, Inc. (a)	617	209
PayPal Holdings, Inc. (a)	10,672	1,195
Qorvo, Inc. (a)	1,188	163
QUALCOMM, Inc.	12,125	2,085
salesforce.com, Inc. (a)	9,034	1,902
Seagate Technology Holdings PLC	2,345	242
ServiceNow, Inc. (a)(b)	2,007	1,164
Skyworks Solutions, Inc.	1,128	156
Synopsys, Inc. (a)	1,398	437
TE Connectivity Ltd.	3,470	494
Teledyne Technologies, Inc. (a)	165	71
Teradyne, Inc.	945	111
Texas Instruments, Inc.	8,950	1,521
VeriSign, Inc. (a)	817	175
Visa, Inc. Class A	16,996	3,673
Western Digital Corp. (a)	1,369	70
Xerox Holdings Corp.	1	—	(c)
Zebra Technologies Corp. (a)	706	292
		104,458
Materials (1.2%):
Air Products & Chemicals, Inc.	2,193	518
Albemarle Corp.	1,201	235
Amcor PLC	17,474	203
Avery Dennison Corp.	906	160
Ball Corp.	3,726	334
Celanese Corp.	1,286	179
CF Industries Holdings, Inc.	2,763	224
Corteva, Inc.	8,159	425
Dow, Inc.	9,091	536

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
DuPont de Nemours, Inc.	6,803	$526
Eastman Chemical Co.	1,432	170
Ecolab, Inc.	2,743	483
FMC Corp.	1,425	167
Freeport-McMoRan, Inc.	15,889	746
International Flavors & Fragrances, Inc.	2,036	271
International Paper Co.	4,916	214
Linde PLC	5,503	1,614
LyondellBasell Industries NV Class A	2,696	262
Martin Marietta Materials, Inc.	721	274
Newmont Corp.	9,032	598
Nucor Corp.	2,642	348
PPG Industries, Inc.	2,183	291
Sealed Air Corp.	1,340	90
The Mosaic Co.	4,580	240
The Sherwin-Williams Co.	2,769	729
Vulcan Materials Co.	1,213	220
Westrock Co.	2,863	130
		10,187
Real Estate (1.1%):
Alexandria Real Estate Equities, Inc.	1,101	209
American Tower Corp.	4,297	975
AvalonBay Communities, Inc.	740	177
Boston Properties, Inc.	1,758	215
CBRE Group, Inc. Class A (a)	3,167	307
Crown Castle International Corp.	5,001	833
Digital Realty Trust, Inc.	2,408	325
Duke Realty Corp.	4,814	255
Equinix, Inc.	1,002	711
Equity Residential	2,215	189
Essex Property Trust, Inc.	290	92
Extra Space Storage, Inc.	1,147	216
Federal Realty Investment Trust	884	104
Healthpeak Properties, Inc.	1,880	58
Host Hotels & Resorts, Inc. (a)	8,818	161
Iron Mountain, Inc.	3,600	177
Kimco Realty Corp.	5,368	126
Mid-America Apartment Communities, Inc.	1,273	260
Prologis, Inc.	7,489	1,092
Public Storage	1,221	434
Realty Income Corp.	3,322	220
Regency Centers Corp.	1,923	127
SBA Communications Corp.	1,109	336
Simon Property Group, Inc.	3,796	522
UDR, Inc.	3,662	201
Ventas, Inc.	4,666	252
Vornado Realty Trust	1,859	80
Welltower, Inc.	4,568	380
Weyerhaeuser Co.	6,892	268
		9,302
Utilities (1.0%):
Alliant Energy Corp.	3,054	178
Ameren Corp.	2,468	212
American Electric Power Co., Inc. (b)	4,277	388
American Water Works Co., Inc.	2,297	347
CenterPoint Energy, Inc.	6,318	173
CMS Energy Corp.	3,607	231
Consolidated Edison, Inc. (b)	1,808	155
Constellation Energy Corp.	3,575	164

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Dominion Energy, Inc.	4,760	$379
DTE Energy Co.	1,653	201
Duke Energy Corp. (b)	6,693	672
Edison International	4,086	259
Entergy Corp.	2,505	264
Evergy, Inc. (b)	2,714	169
Eversource Energy (b)	3,443	282
Exelon Corp.	10,726	456
FirstEnergy Corp.	5,729	240
NextEra Energy, Inc. (b)	18,576	1,454
NiSource, Inc.	4,671	135
NRG Energy, Inc.	2,789	105
PPL Corp.	1,960	51
Public Service Enterprise Group, Inc.	6,188	401
Sempra Energy	1,884	272
The AES Corp.	6,122	130
The Southern Co. (b)	9,551	619
WEC Energy Group, Inc. (b)	4,007	364
Xcel Energy, Inc. (b)	6,662	449
		8,750
Total Common Stocks (Cost $106,030)		367,246

Municipal Bonds (56.1%)
Alabama (0.5%):
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	$1,000	1,094
Homewood Educational Building Authority Revenue, Series A, 4.00%, 12/1/51, Continuously Callable @100	2,000	2,184
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	1,000	1,285
		4,563
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously Callable @100	500	537

Arizona (2.3%):
Arizona IDA Revenue
4.00%, 7/1/41, Continuously Callable @100	400	428
5.00%, 7/1/47, Continuously Callable @100	1,000	1,143
4.00%, 7/1/52, Continuously Callable @100	840	887
Series A, 4.00%, 7/1/51, Continuously Callable @100	750	794
City of Phoenix IDA Revenue, 5.00%, 7/1/46, Continuously Callable @100	1,300	1,384
La Paz County IDA Revenue
4.00%, 2/15/41, Continuously Callable @100	425	462
4.00%, 2/15/46, Continuously Callable @100	345	371
4.00%, 2/15/51, Continuously Callable @100	300	322
Maricopa County IDA Revenue
4.00%, 7/1/51 (e)	1,500	1,588
Series A, 5.00%, 9/1/42, Continuously Callable @100	500	586
Series A, 4.00%, 7/1/46, Continuously Callable @100	735	820
Series A, 5.00%, 7/1/49, Continuously Callable @100	1,000	1,169
Series A, 5.00%, 7/1/54, Continuously Callable @100	1,275	1,487
Series A, 4.00%, 7/1/56, Continuously Callable @100	1,000	1,109
Pima County IDA Revenue
4.00%, 4/1/46, Continuously Callable @100	2,000	2,233
5.00%, 6/15/47, Continuously Callable @100 (e)	1,000	1,010
Student & Academic Services LLC Revenue, 5.00%, 6/1/44, Continuously Callable @100	1,000	1,070
Tempe IDA Revenue, Series B, 4.00%, 12/1/46, Continuously Callable @102	1,185	1,250

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The IDA of the County of Pima Revenue, 4.00%, 6/15/51, Continuously Callable @100 (e)(f)	$1,000	$1,010
		19,123
Arkansas (0.1%):
Arkansas Development Finance Authority Revenue, 4.00%, 12/1/44, Continuously Callable @100	1,000	1,092

California (2.2%):
California Statewide Communities Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 11/15/49, Pre-refunded 11/15/24 @ 100	1,000	1,100
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 0.60%, 12/1/52, Callable 4/8/22 @ 100 (e)(g)	6,000	6,000
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,200	1,298
Sacramento City Financing Authority Revenue (LIQ - Deutsche Bank A.G.), Series XG0100, 0.26%, 12/1/33 (e)(g)	600	600
State of California, GO
5.00%, 2/1/43, Continuously Callable @100	1,000	1,032
5.00%, 8/1/45, Continuously Callable @100	1,000	1,109
Sutter Butte Flood Agency Special Assessment (INS - Build America Mutual Assurance Co.), 5.00%, 10/1/40, Continuously Callable @100	1,000	1,113
Twin Rivers Unified School District, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/40, Pre-refunded 2/1/24 @ 100	1,500	1,610
Val Verde Unified School District, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Pre-refunded 8/1/25 @ 100	1,000	1,123
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee Corp.), 8/1/34 (h)	4,435	3,305
		18,290
Colorado (1.6%):
Colorado Educational & Cultural Facilities Authority Revenue
5.00%, 12/1/38, Continuously Callable @100	1,000	1,170
5.00%, 4/1/48, Continuously Callable @100	710	813
4.00%, 1/1/52	675	721
4.00%, 1/1/62	795	841
Colorado Health Facilities Authority Revenue
5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	1,000	1,011
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	1,000	1,118
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,000	1,073
Series A, 4.00%, 12/1/50, Continuously Callable @103	1,000	1,099
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable @100	1,000	1,106
Denver Health & Hospital Authority Certificate of Participation, 5.00%, 12/1/48, Continuously Callable @100	1,900	2,135
Park Creek Metropolitan District Revenue
5.00%, 12/1/41, Continuously Callable @100	250	277
5.00%, 12/1/45, Continuously Callable @100	1,000	1,104
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,156
		13,624
Connecticut (1.0%):
Connecticut State Health & Educational Facilities Authority Revenue
4.00%, 7/1/52	1,750	1,908

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/51, Continuously Callable @100	$1,000	$1,119
Series T, 4.00%, 7/1/55, Continuously Callable @100	1,000	1,098
Mashantucket Western Pequot Tribe Revenue, 7/1/31 (i)(j)	4,889	1,060
State of Connecticut, GO
Series A, 5.00%, 4/15/36, Continuously Callable @100	1,500	1,801
Series A, 5.00%, 4/15/37, Continuously Callable @100	1,000	1,177
		8,163
District of Columbia (0.1%):
District of Columbia Revenue, 5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	1,100	1,116

Florida (3.4%):
Capital Trust Agency, Inc. Revenue
5.00%, 8/1/40, Continuously Callable @100	300	337
5.00%, 8/1/55, Continuously Callable @100	400	442
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @103	1,000	1,096
City of Jacksonville Revenue, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,023
City of Pompano Beach Revenue
4.00%, 9/1/50, Continuously Callable @103	1,500	1,561
Series A, 4.00%, 9/1/51, Continuously Callable @103	500	525
County of Miami-Dade Florida Water & Sewer System Revenue
4.00%, 10/1/51, Continuously Callable @100	2,000	2,220
4.00%, 10/1/51, Continuously Callable @100	1,500	1,694
County of Miami-Dade Seaport Department Revenue, Series A-2, 4.00%, 10/1/49, Continuously Callable @100	1,000	1,116
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	2,000	2,292
Florida Development Finance Corp. Revenue, 4.00%, 2/1/52	2,000	2,137
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	1,000	1,091
Lee County IDA Revenue, 5.50%, 10/1/47, Pre-refunded 10/1/22 @ 102	645	676
Lee Memorial Health System Revenue, Series A-1, 5.00%, 4/1/44, Continuously Callable @100	1,450	1,701
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable @100	500	537
Miami-Dade County Health Facilities Authority Revenue, Series A, 4.00%, 8/1/51, Continuously Callable @100	1,000	1,119
Orange County Health Facilities Authority Revenue, 4.00%, 10/1/52	2,500	2,752
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	1,063
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable @103	700	774
Seminole County IDA Revenue, 4.00%, 6/15/51, Continuously Callable @100 (e)	830	878
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (e)	1,000	1,073
Tampa-Hillsborough County Expressway Authority Revenue, Series A, 5.00%, 7/1/37, Pre-refunded 7/1/22 @ 100	1,505	1,527
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	1,000	1,108
		28,742
Georgia (2.3%):
Appling County Development Authority Revenue
0.20%, 9/1/29, Continuously Callable @100 (g)	1,500	1,500
0.20%, 9/1/41, Continuously Callable @100 (g)	2,100	2,100
Cobb County Kennestone Hospital Authority Revenue, 4.00%, 4/1/52 (f)	1,375	1,529

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100	$575	$639
Development Authority of Heard County Revenue, 0.21%, 9/1/26, Continuously Callable @100 (g)	1,600	1,600
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	2,000	2,186
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,000	1,122
Milledgeville & Baldwin County Development Authority Revenue, 4.00%, 6/15/37, Continuously Callable @100	1,300	1,466
Municipal Electric Authority of Georgia Revenue, 4.00%, 1/1/51, Continuously Callable @100	425	461
Private Colleges & Universities Authority Revenue
4.00%, 6/1/45, Continuously Callable @100	750	836
4.00%, 10/1/50, Continuously Callable @100	1,250	1,350
The Burke County Development Authority Revenue, Series 1, 0.17%, 7/1/49, Continuously Callable @100 (g)	1,300	1,300
The Development Authority of Monroe County Revenue, 0.20%, 11/1/48, Continuously Callable @100 (g)	1,065	1,065
Valdosta Housing Authority Revenue (LIQ - Deutsche Bank A.G.), Series 2020-XF1089, 0.45%, 4/1/60, Callable 4/1/35 @ 100 (e)(g)	2,300	2,300
		19,454
Guam (0.2%):
Antonio B Won Pat International Airport Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.50%, 10/1/33, Pre-refunded 10/1/23 @ 100	750	804
Guam Government Waterworks Authority Revenue, 5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,061
		1,865
Illinois (4.9%):
Bureau County Township High School District No. 502, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Pre-refunded 12/1/27 @ 100	1,000	1,190
Chicago Board of Education, GO, Series A, 4.00%, 12/1/47	3,220	3,350
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,102
Chicago O'Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,130
Chicago O'Hare International Airport Revenue (INS - Assured Guaranty Municipal Corp.), 5.25%, 1/1/33, Continuously Callable @100	1,000	1,032
Chicago Park District, GO, Series C, 4.00%, 1/1/42, Continuously Callable @100	1,250	1,381
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 4.00%, 12/1/55, Continuously Callable @100	2,000	2,199
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100	1,000	1,063
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000	1,134
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	1,000	1,090
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100	1,000	1,085
Cook County Community College District No. 508, GO (INS - Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,130
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	1,000	1,154
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable @102	1,000	1,095

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100	$1,000	$1,050
5.00%, 5/15/37, Continuously Callable @100	1,000	1,119
5.00%, 5/15/40, Continuously Callable @100	1,275	1,411
5.00%, 8/15/44, Continuously Callable @100	1,000	1,095
5.00%, 10/1/44, Continuously Callable @100	1,000	1,190
5.00%, 5/15/45, Continuously Callable @100	1,000	1,057
Series A, 4.00%, 10/1/40, Continuously Callable @100	1,000	1,095
Series A, 4.00%, 8/1/51, Continuously Callable @100	1,000	1,086
Series C, 4.00%, 2/15/41, Continuously Callable @100	955	1,036
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	45	50
Metropolitan Pier & Exposition Authority Revenue, 4.00%, 6/15/50	2,500	2,599
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	1,078
Northern Illinois University Revenue
4.00%, 10/1/37, Continuously Callable @100	550	628
4.00%, 10/1/39, Continuously Callable @100	425	482
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/40, Continuously Callable @100	600	668
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100	1,000	1,084
Series A, 5.75%, 1/1/53, Continuously Callable @100	1,235	1,406
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100	225	269
Series A, 5.00%, 3/1/46, Continuously Callable @100	1,000	1,155
Series B, 4.00%, 10/1/32, Continuously Callable @100	2,300	2,536
		41,229
Indiana (0.6%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	1,000	1,087
Indiana Finance Authority Revenue
5.00%, 2/1/40, Continuously Callable @100	1,000	1,057
5.00%, 10/1/44, Pre-refunded 10/1/23 @ 100	1,000	1,059
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,632
		4,835
Iowa (0.1%):
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,083

Kansas (1.2%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100 (e)	1,000	1,113
City of Lawrence Revenue
5.00%, 7/1/43, Continuously Callable @100	1,500	1,734
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,500	1,650
City of Manhattan Revenue, Series A, 4.00%, 6/1/46, Continuously Callable @103	1,000	1,026
City of Wamego Revenue, 0.27%, 4/15/32, Continuously Callable @100 (g)	1,000	1,000
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100	1,000	1,004

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100	$1,250	$1,348
Series A, 5.00%, 9/1/45, Continuously Callable @100	1,000	1,099
		9,974
Kentucky (0.6%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,097
City of Hazard Revenue, 4.00%, 7/1/51, Continuously Callable @100	1,000	1,108
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/46, Continuously Callable @100	750	844
Kentucky Economic Development Finance Authority Revenue, 5.00%, 5/15/46, Continuously Callable @100	1,000	1,031
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,183
		5,263
Louisiana (2.1%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100	1,000	1,112
Series B, 4.00%, 12/1/44, Continuously Callable @100	500	541
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.), Series C, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,089
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	1,500	1,687
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	1,000	1,171
5.00%, 10/1/43, Continuously Callable @100	1,000	1,159
4.00%, 10/1/46, Continuously Callable @100	1,000	1,081
Louisiana Public Facilities Authority Revenue
5.00%, 11/1/45, Pre-refunded 11/1/25 @ 100	1,000	1,132
4.00%, 10/1/51, Continuously Callable @100	1,175	1,258
5.00%, 7/1/52, Continuously Callable @100	1,000	1,128
4.00%, 1/1/56, Continuously Callable @100	1,000	1,051
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.), 5.25%, 6/1/51, Pre-refunded 6/1/25 @ 100	1,000	1,126
Parish of East Baton Rouge Capital Improvements District Revenue, 4.00%, 8/1/44, Continuously Callable @100	1,400	1,581
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	1,500	1,745
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,000	1,043
		17,904
Maine (0.3%):
Maine Health & Higher Educational Facilities Authority Revenue
Series A, 4.00%, 7/1/46, Continuously Callable @100	1,000	1,040
Series A, 4.00%, 7/1/50, Continuously Callable @100	1,175	1,335
		2,375
Maryland (0.3%):
Maryland Health & Higher Educational Facilities Authority Revenue
4.00%, 7/1/45, Continuously Callable @100	1,100	1,194

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 1/1/51, Continuously Callable @100	$1,000	$1,095
		2,289
Massachusetts (1.9%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100	1,000	1,064
5.25%, 11/15/41, Pre-refunded 11/15/23 @ 100	1,000	1,070
5.00%, 7/1/46, Continuously Callable @100	1,000	1,134
4.00%, 9/1/48, Continuously Callable @100	1,380	1,492
0.80%, 7/1/49 (e)	1,250	1,236
4.00%, 7/1/51, Continuously Callable @100	1,500	1,618
5.00%, 10/1/57, Continuously Callable @105 (e)	1,000	1,068
Series A, 5.00%, 6/1/39, Continuously Callable @100	1,000	1,173
Series A, 5.50%, 7/1/44, Continuously Callable @100	500	501
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,600	1,853
Series B, 4.00%, 6/1/50, Continuously Callable @100	1,000	1,055
Series B, 4.00%, 7/1/50, Continuously Callable @100	850	928
Series D, 5.00%, 7/1/44, Continuously Callable @100	1,000	1,083
Series F, 5.75%, 7/15/43, Continuously Callable @100	1,000	1,038
		16,313
Michigan (1.6%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,094
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/43, Continuously Callable @100	1,750	1,868
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification & Loan Program), 5.00%, 5/1/42, Continuously Callable @100	1,000	1,173
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100	1,000	1,172
Kentwood Economic Development Corp. Revenue, 4.00%, 11/15/45, Continuously Callable @103	500	536
Lincoln Consolidated School District, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/40, Continuously Callable @100	1,250	1,414
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	1,000	1,125
Michigan Finance Authority Revenue
4.00%, 2/1/42	745	803
4.00%, 9/1/45, Continuously Callable @100	1,000	1,092
4.00%, 12/1/51, Continuously Callable @100	1,665	1,800
Wayne County Airport Authority Revenue, 5.00%, 12/1/44, Continuously Callable @100	1,000	1,086
		13,163
Minnesota (0.3%):
Housing & Redevelopment Authority Revenue
5.00%, 11/15/44, Pre-refunded 11/15/25 @ 100	1,000	1,130
5.00%, 11/15/47, Continuously Callable @100	1,000	1,156
		2,286
Missouri (1.0%):
Cape Girardeau County IDA Revenue, 4.00%, 3/1/46, Continuously Callable @100	750	810
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 2/1/48, Continuously Callable @100	1,500	1,585
4.00%, 2/15/51, Continuously Callable @100	480	524

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Health & Educational Facilities Authority Revenue
5.00%, 8/1/45, Continuously Callable @100	$1,270	$1,351
4.00%, 2/15/49, Continuously Callable @100	250	275
Missouri Development Finance Board Revenue, 4.00%, 3/1/51, Continuously Callable @100	1,000	1,083
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/38, Continuously Callable @100	1,000	1,151
5.00%, 10/1/49, Continuously Callable @100	1,000	1,202
		7,981
Montana (0.1%):
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable @100	485	537

Nebraska (0.1%):
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	1,000	1,097

Nevada (0.5%):
City of Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,136
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously Callable @100	1,555	1,676
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable @100	1,500	1,631
		4,443
New Hampshire (0.3%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @103	2,000	2,122

New Jersey (2.8%):
Essex County Improvement Authority Revenue, 4.00%, 6/15/51, Continuously Callable @100	1,100	1,186
New Jersey Economic Development Authority Revenue
5.00%, 6/15/29, Continuously Callable @100	1,000	1,012
5.00%, 6/15/42, Continuously Callable @100	2,000	2,257
5.00%, 6/15/43, Continuously Callable @100	1,000	1,147
Series A, 4.00%, 7/1/34, Continuously Callable @100	1,000	1,084
Series A, 5.00%, 6/15/47, Continuously Callable @100	1,000	1,131
Series B, 5.00%, 6/15/43, Continuously Callable @100	1,000	1,147
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/37, Continuously Callable @100	500	578
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,118
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series C, 4.00%, 7/1/50, Continuously Callable @100	1,000	1,099
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,149
New Jersey Transportation Trust Fund Authority Revenue
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,000	1,166
Series AA, 5.00%, 6/15/44, Continuously Callable @100	1,000	1,059
Series AA, 4.00%, 6/15/50, Continuously Callable @100	1,000	1,073
Series BB, 4.00%, 6/15/50	1,000	1,079
New Jersey Turnpike Authority Revenue, Series A, 4.00%, 1/1/51, Continuously Callable @100	1,000	1,109

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
South Jersey Transportation Authority LLC Revenue, Series A, 5.00%, 11/1/39, Continuously Callable @100	$1,250	$1,346
South Jersey Transportation Authority Revenue, Series A, 4.00%, 11/1/50, Continuously Callable @100	2,250	2,415
The Atlantic County Improvement Authority Revenue, 4.00%, 7/1/53, Continuously Callable @100	750	847
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	500	570
		23,572
New Mexico (0.2%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	1,500	1,611

New York (1.3%):
Metropolitan Transportation Authority Revenue, Series C, 5.00%, 11/15/42, Continuously Callable @100	1,000	1,030
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	630	827
5.50%, 10/1/37	1,500	2,055
2.80%, 9/15/69, Continuously Callable @100	1,000	980
New York State Dormitory Authority Revenue
Series A, 4.00%, 3/15/47, Continuously Callable @100	2,000	2,226
Series A, 4.00%, 9/1/50, Continuously Callable @100	2,000	2,146
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	1,205	1,691
		10,955
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/35, Continuously Callable @100	1,000	1,113
5.00%, 1/1/49, Continuously Callable @104	1,500	1,628
		2,741
North Dakota (0.6%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100	2,450	2,605
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	1,000	1,126
University of North Dakota Certificate of Participation, Series A, 4.00%, 6/1/51, Continuously Callable @100	1,000	1,107
		4,838
Ohio (0.6%):
County of Warren Revenue, Series A, 4.00%, 7/1/45, Continuously Callable @100	735	798
Ohio Higher Educational Facility Commission Revenue
4.00%, 12/1/46	750	811
4.00%, 10/1/52	2,000	2,186
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100	750	781
		4,576
Oklahoma (0.7%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	1,315	1,326
Garfield County Industrial Authority Revenue, Series A, 0.28%, 1/1/25, Callable 4/6/22 @ 100 (b)(g)	1,000	1,000
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	1,000	1,189
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously Callable @100	1,000	1,122
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously Callable @100	500	552

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102	$750	$829
		6,018
Oregon (0.6%):
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	1,000	1,095
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable @100	1,000	1,085
Salem Hospital Facility Authority Revenue
4.00%, 5/15/47	1,000	1,066
5.00%, 5/15/53, Continuously Callable @102	1,250	1,358
		4,604
Pennsylvania (6.0%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	1,455	1,590
Allegheny County Hospital Development Authority Revenue
4.00%, 7/15/39, Continuously Callable @100	1,185	1,309
5.00%, 4/1/47, Continuously Callable @100	1,000	1,152
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 12/1/48, Pre-refunded 12/1/25 @ 100	1,000	1,133
Berks County IDA Revenue
5.00%, 5/15/43, Continuously Callable @102	350	380
5.00%, 11/1/50, Continuously Callable @100	1,500	1,583
Bucks County IDA Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,000	1,083
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100	1,125	1,218
Canon Mcmillan School District, GO, 4.00%, 6/1/48, Continuously Callable @100	1,500	1,624
Central Bradford Progress Authority Revenue, Series B, 4.00%, 12/1/51, Continuously Callable @100	2,000	2,201
Chester County IDA Revenue, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,054
City of Erie Higher Education Building Authority Revenue, 5.00%, 5/1/47, Continuously Callable @100	1,050	1,246
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	1,000	1,167
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,155
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,085
Indiana County Hospital Authority Revenue, Series A, 6.00%, 6/1/39, Continuously Callable @100	1,625	1,677
Lancaster County Hospital Authority Revenue, 5.00%, 11/1/35, Continuously Callable @100	1,000	1,082
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103	500	515
Latrobe IDA Revenue, 4.00%, 3/1/51, Continuously Callable @100	800	837
Montgomery County Higher Education And Health Authority Revenue, Series B, 4.00%, 5/1/52	3,000	3,258
Montgomery County IDA Revenue
5.25%, 1/15/45, Continuously Callable @100	1,000	1,112
4.00%, 10/1/46, Continuously Callable @100	625	695
4.00%, 10/1/51, Continuously Callable @100	825	913
Series C, 4.00%, 11/15/43, Continuously Callable @103	600	663
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100	1,000	1,069
5.00%, 8/15/43, Continuously Callable @100	1,000	1,162
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/46, Continuously Callable @103	1,000	1,077
Series A, 4.00%, 10/15/51, Continuously Callable @100	1,000	1,127

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/15/46, Continuously Callable @100	$1,575	$1,711
Pennsylvania Turnpike Commission Revenue
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	1,000	1,103
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,153
Series B, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,164
Series B, 5.25%, 12/1/44, Continuously Callable @100	1,000	1,089
Series B, 4.00%, 12/1/51, Continuously Callable @100	1,000	1,108
Series B, 4.00%, 12/1/53	1,000	1,098
Philadelphia IDA Revenue, 5.00%, 8/1/50, Continuously Callable @100	1,050	1,194
Reading School District, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/38, Continuously Callable @100	1,500	1,716
School District of Philadelphia, GO, Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,138
The Philadelphia School District, GO, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,000	1,181
The School District of Philadelphia, GO, Series A, 4.00%, 9/1/46, Continuously Callable @100	1,000	1,115
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	1,500	1,653
		50,590
Puerto Rico (0.1%):
Commonwealth of Puerto Rico, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/35, Continuously Callable @100	1,000	1,003

Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	40	40
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously Callable @100	1,000	1,120
		1,160
South Carolina (1.0%):
Patriots Energy Group Revenue
Series A, 4.00%, 6/1/46, Continuously Callable @100	500	553
Series A, 4.00%, 6/1/51, Continuously Callable @100	600	658
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103	1,000	1,130
4.00%, 4/1/49, Continuously Callable @103	620	646
4.00%, 4/1/52	2,500	2,788
South Carolina Public Service Authority Revenue, Series A, 4.00%, 12/1/55	2,500	2,727
		8,502
Tennessee (0.8%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously Callable @100	1,500	1,758
Metropolitan Government Nashville & Davidson Country Health & Educational Facilities Board Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	1,061
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00%, 10/1/45, Continuously Callable @100	1,000	1,095
5.00%, 7/1/46, Continuously Callable @100	1,000	1,122
5.00%, 10/1/48, Continuously Callable @100	500	573
The Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,093
		6,702

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Texas (7.8%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	$2,165	$2,393
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously Callable @105	1,000	1,083
Capital Area Housing Finance Corp. Revenue, Series 2021-XF1131 (LOC – Deutsche Bank A.G.), 0.45%, 12/1/61, Callable 12/1/38 @ 100 (e)(g)	1,000	1,000
Central Texas Regional Mobility Authority Revenue
4.00%, 1/1/41, Continuously Callable @100	1,000	1,056
Series A, 5.00%, 1/1/45, Pre-refunded 7/1/25 @ 100	1,000	1,121
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,074
City of Arlington Special Tax (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	1,000	1,172
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100	1,700	1,821
City of Garland Texas Electric Utility System Revenue, Series A, 4.00%, 3/1/51, Continuously Callable @100	1,000	1,121
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/39, Continuously Callable @100	1,000	1,083
5.00%, 9/1/40, Continuously Callable @100	1,000	1,083
City of Irving Texas Revenue, 5.00%, 8/15/43, Continuously Callable @100	1,000	1,139
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	1,000	1,069
City of Lewisville Special Assessment (INS - ACA Financial Guaranty Corp.), 5.80%, 9/1/25 (b)	2,895	3,162
City of Lubbock Texas Electric Light & Power System Revenue, 4.00%, 4/15/51, Continuously Callable @100	2,500	2,748
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100	1,000	1,080
4.00%, 8/15/44, Continuously Callable @100	1,000	1,109
County of Bexar Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,500	1,634
Everman Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	1,500	1,673
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50, Continuously Callable @100	2,000	2,211
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	1,000	1,027
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	1,000	1,061
Hidalgo County Regional Mobility Authority Revenue
Series A, 4.00%, 12/1/41	735	799
Series B, 4.00%, 12/1/41	700	746
Houston Higher Education Finance Corp. Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,100	1,184
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	1,000	1,059
Martin County Hospital District, GO, 4.00%, 4/1/36, Continuously Callable @100	350	381
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	1,000	1,029

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Mesquite Health Facilities Development Corp. Revenue, 2/15/35, Continuously Callable @100 (i)	$1,000	$793
New Hope Cultural Education Facilities Finance Corp. Revenue
2.25%, 7/1/47 (i)	1,000	857
Series A, 5.00%, 4/1/47, Pre-refunded 4/1/25 @ 100	1,600	1,779
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100	225	262
North Texas Tollway Authority Revenue
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,597
Series B, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,086
Port of Port Arthur Navigation District Revenue
0.33%, 11/1/40, Continuously Callable @100 (b)(g)	4,650	4,650
Series B, 0.20%, 4/1/40, Continuously Callable @100 (g)	1,000	1,000
Series C, 0.22%, 4/1/40, Continuously Callable @100 (g)	8,500	8,500
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/43, Continuously Callable @100	1,000	1,172
Prosper Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	1,000	1,173
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100	1,000	1,057
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100	1,000	1,128
Series A, 11/15/45 (i)	1,000	300
Series B, 11/15/36 (i)	1,000	300
Series B, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,758
Waco Educational Finance Corp. Revenue, 4.00%, 3/1/51, Continuously Callable @100	1,000	1,129
		65,659
Utah (0.6%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously Callable @103	500	477
Utah Charter School Finance Authority Revenue
Series A, 4.00%, 10/15/46, Continuously Callable @100	860	968
Series A, 4.00%, 4/15/52 (f)	3,000	3,260
		4,705
Vermont (0.1%):
Vermont Economic Development Authority Revenue, Series A, 4.00%, 5/1/45, Continuously Callable @103	1,000	1,019

Virginia (0.1%):
Alexandria IDA Revenue, 5.00%, 10/1/45, Continuously Callable @100	1,000	1,089

Washington (0.7%):
King County Public Hospital District No 2, GO, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	1,121
Washington Health Care Facilities Authority Revenue
4.00%, 7/1/42, Continuously Callable @100	1,000	1,081
5.00%, 1/1/47, Continuously Callable @100	1,000	1,125
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/45, Continuously Callable @100	1,100	1,206
Washington State Housing Finance Commission Revenue
5.00%, 1/1/38, Continuously Callable @102 (e)	1,000	1,121

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Series A-1, 3.50%, 12/20/35	$297	$311
		5,965
West Virginia (0.2%):
West Virginia Hospital Finance Authority Revenue, 4.00%, 1/1/38, Continuously Callable @100	1,500	1,625

Wisconsin (1.8%):
Public Finance Authority Revenue
5.00%, 7/1/38, Continuously Callable @100	1,000	1,175
4.00%, 1/1/45, Continuously Callable @100	1,440	1,577
4.00%, 1/1/47	1,000	1,082
4.00%, 2/1/51, Continuously Callable @100	1,000	1,095
Series A, 4.00%, 10/1/47, Continuously Callable @100	1,000	1,110
Series A, 5.25%, 10/1/48, Continuously Callable @100	1,500	1,677
Series A, 4.00%, 10/1/49, Continuously Callable @100	1,500	1,630
Series A, 4.00%, 7/1/51, Continuously Callable @100	880	930
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/44, Continuously Callable @100	600	707
Wisconsin Health & Educational Facilities Authority Revenue
5.25%, 4/15/35, Pre-refunded 4/15/23 @ 100	1,000	1,047
5.00%, 9/15/45, Pre-refunded 9/15/23 @ 100	1,000	1,060
4.00%, 1/1/47, Continuously Callable @103	1,600	1,628
		14,718
Total Municipal Bonds (Cost $464,362)		471,115

U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills, 0.04%, 6/30/22 (k)	700	699
Total U.S. Treasury Obligations (Cost $699)		699
Total Investments (Cost $571,091) — 100.0%		839,060
Other assets in excess of liabilities — 0.0%(l)		417
NET ASSETS - 100.00%		$839,477

(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments, delayed delivered and/or when-issued securities.
(c)	Rounds to less than $1 thousand.
(d)	Northern Trust Corp. is the parent of Northern Trust Investments Inc., which is the sub adviser of the Fund.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of February 28, 2022, the fair value of these securities was $19,997 (thousands) and amounted to 2.4% of net assets.
(f)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(g)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Zero-coupon bond.
(i)	Currently the issuer is in default with respect to interest and/or principal payments.
(j)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At February 28, 2022, illiquid securities were 0.1% of the Fund's net assets.
(k)	Rate represents the effective yield at February 28, 2022.
(l)	Amount represents less than 0.05% of net assets.

AMBAC—American Municipal Bond Assurance Corporation
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LLC—Limited Liability Company
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	15	3/21/22	$3,248,876	$3,276,000	$27,124

	Total unrealized appreciation				$27,124
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$27,124

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Emerging Markets Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (97.9%)
Brazil (6.0%):

Consumer Discretionary (0.9%):
Cyrela Brazil Realty SA Empreendimentos e Participacoes	121,700	$355
Vibra Energia SA	1,255,200	5,718
		6,073

Consumer Staples (0.9%):
Sao Martinho SA	182,100	1,408
Sendas Distribuidora SA	714,681	1,861
SLC Agricola SA	318,670	2,707
		5,976

Energy (0.9%):
3R Petroleum Oleo e Gas SA	71,400	473
Petro Rio SA	110,100	560
Petroleo Brasileiro SA, ADR	342,963	4,901
		5,934

Financials (1.3%):
Banco Bradesco SA, ADR	528,124	2,039
Banco do Brasil SA	530,795	3,589
Banco do Estado do Rio Grande do Sul SA Preference Shares	151,900	293
Itau Unibanco Holding SA, ADR	533,103	2,575
Porto Seguro SA	68,800	279
		8,775

Industrials (0.9%):
CCR SA	943,220	2,146
Randon SA Implementos e Participacoes Preference Shares	930,400	1,899
SIMPAR SA	921,956	1,873
		5,918

Information Technology (0.2%):
Cielo SA	648,400	323
Pagseguro Digital Ltd. Class A	53,079	846
		1,169

Materials (0.7%):
Dexco SA	538,560	1,435
Vale SA, ADR	156,253	2,889
		4,324

Utilities (0.2%):
Eneva SA	134,700	350
Equatorial Energia SA	81,700	404
Omega Energia SA	106,367	224
		978
		39,147

Canada (2.5%):

Energy (0.5%):
Parex Resources, Inc. (b)	144,554	3,188

Materials (2.0%):
First Quantum Minerals Ltd.	447,739	13,132
		16,320

China (23.3%):

Communication Services (4.2%):
Baidu, Inc., ADR (a)	20,857	3,180
NetEase, Inc., ADR	40,006	3,814
Tencent Holdings Ltd.	385,763	20,817
		27,811

Consumer Discretionary (4.8%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Alibaba Group Holding Ltd., ADR (a)	124,983	$13,147
BYD Co. Ltd. Class H	58,000	1,797
China Harmony Auto Holding Ltd.	681,500	322
China Meidong Auto Holdings Ltd.	324,000	1,526
Fuyao Glass Industry Group Co. Ltd. Class H (c)	360,000	1,766
Gree Electric Appliances, Inc. Class A	379,600	2,215
JD.com, Inc. Class A (a)	18,974	678
JD.com, Inc., ADR (a)	69,947	5,010
Jiumaojiu International Holdings Ltd. (c)	704,000	1,582
JNBY Design Ltd.	192,500	260
Meituan Class B (a)(c)	119,500	2,655
Q Technology Group Co. Ltd.	259,000	245
Tianneng Power International Ltd. (b)	208,000	191
		31,394

Consumer Staples (1.9%):
Chacha Food Co. Ltd. Class A	208,500	1,974
Chenguang Biotech Group Co., Ltd.	569,000	1,522
China Modern Dairy Holdings Ltd.	1,841,000	340
Hengan International Group Co. Ltd.	506,000	2,684
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	338,700	2,126
Wuliangye Yibin Co. Ltd. Class A	117,100	3,548
		12,194

Energy (0.9%):
China Shenhua Energy Co. Ltd. Class H	763,500	2,104
PetroChina Co. Ltd. Class H	6,852,000	3,670
		5,774

Financials (4.0%):
China Construction Bank Corp. Class H	7,711,000	5,783
China Merchants Bank Co. Ltd. Class H	1,119,000	9,433
China Renaissance Holdings Ltd. (c)	143,200	214
Ping An Insurance Group Co. of China Ltd.	898,000	6,963
Postal Savings Bank of China Co. Ltd. Class H (b)(c)	5,025,000	4,126
		26,519

Health Care (1.5%):
China Animal Healthcare Ltd. (d)(e)	1,673,000	—
China Medical System Holdings Ltd.	276,000	491
Hygeia Healthcare Holdings Co. Ltd. (c)	239,400	1,307
Pharmaron Beijing Co. Ltd. Class H (c)	100,100	1,214
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	38,200	1,988
Sinopharm Group Co. Ltd. Class H	1,208,399	2,929
Wuxi Biologics Cayman, Inc. (a)(c)	250,431	2,072
		10,001

Industrials (2.0%):
Airtac International Group	75,344	2,507
A-Living Smart City Services Co. Ltd. Class H (c)	546,250	979
China Lesso Group Holdings Ltd.	326,000	502
China Railway Group Ltd. Class H	5,220,000	3,065
Xinte Energy Co. Ltd. Class H	760,400	1,620
Zhefu Holding Group Co. Ltd. Class A	1,806,500	1,776
Zhejiang Expressway Co. Ltd. Class H	480,000	433
ZTO Express Cayman, Inc., ADR	74,169	2,184
		13,066

Information Technology (1.5%):
Chinasoft International Ltd.	1,386,000	1,264
Luxshare Precision Industry Co. Ltd. Class A	278,700	1,935
Shenzhen Sunline Tech Co. Ltd. Class A	718,000	1,719
WUS Printed Circuit Kunshan Co. Ltd. Class A	1,106,050	2,960
Yonyou Network Technology Co. Ltd. Class A	393,600	1,966
		9,844

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (1.7%):
Anhui Conch Cement Co. Ltd. Class H	573,000	$3,075
China Hongqiao Group Ltd. (b)	2,221,000	3,110
Shandong Nanshan Aluminum Co., Ltd.	2,468,200	1,916
Wanhua Chemical Group Co. Ltd. Class A	192,700	2,920
		11,021

Real Estate (0.4%):
China Vanke Co. Ltd. Class H	980,600	2,329
KWG Living Group Holdings Ltd.	680,000	282
		2,611

Utilities (0.4%):
China Longyuan Power Group Corp. Ltd. Class H	1,281,000	2,644
		152,879

Colombia (0.7%):

Financials (0.7%):
Bancolombia SA, ADR	123,100	4,460

Egypt (0.4%):

Communication Services (0.1%):
Telecom Egypt Co.	488,956	553

Financials (0.3%):
Commercial International Bank Egypt SAE Registered Shares, GDR	776,410	2,276
		2,829

Greece (1.2%):

Consumer Discretionary (0.2%):
OPAP SA	111,347	1,623

Financials (0.5%):
National Bank of Greece SA (a)	860,429	3,191

Industrials (0.4%):
Mytilineos SA	115,795	1,865
Star Bulk Carriers Corp. (b)	24,894	749
		2,614

Utilities (0.1%):
Terna Energy SA	26,946	391
		7,819

Hong Kong (4.3%):

Communication Services (0.0%):(f)
NetDragon Websoft Holdings Ltd.	140,000	314

Consumer Discretionary (0.7%):
Bosideng International Holdings Ltd.	3,276,000	1,864
JS Global Lifestyle Co. Ltd. (c)	2,232,000	2,574
		4,438

Financials (0.5%):
BOC Hong Kong Holdings Ltd.	892,500	3,209

Health Care (0.1%):
The United Laboratories International Holdings Ltd.	752,000	416

Industrials (1.3%):
Pacific Basin Shipping Ltd.	4,839,000	2,580
Sinotruk Hong Kong Ltd.	171,000	255
Techtronic Industries Co. Ltd.	344,500	5,773
		8,608

Information Technology (0.8%):
ASM Pacific Technology Ltd.	190,000	2,085

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lenovo Group Ltd.	3,072,000	$3,421
		5,506

Materials (0.1%):
Nine Dragons Paper Holdings Ltd.	335,000	321

Real Estate (0.7%):
China Overseas Grand Oceans Group Ltd.	1,093,000	630
China Resources Land Ltd.	770,000	3,746
		4,376

Utilities (0.1%):
Canvest Environmental Protection Group Co. Ltd.	674,000	328
China Water Affairs Group Ltd.	520,000	575
		903
		28,091

Hungary (0.4%):

Financials (0.3%):
OTP Bank Nyrt	56,120	2,143

Health Care (0.1%):
Richter Gedeon Nyrt	24,664	518

		2,661
India (11.1%):

Communication Services (0.3%):
Indus Towers Ltd.	693,466	1,990
Sun TV Network Ltd.	56,592	338
		2,328

Consumer Discretionary (0.9%):
Bajaj Auto Ltd.	43,444	2,044
Balkrishna Industries Ltd.	88,117	2,143
KPR Mill Ltd.	52,016	439
Mahindra CIE Automotive Ltd.	148,616	386
Orient Electric Ltd.	91,378	402
Welspun India Ltd.	355,422	499
		5,913

Consumer Staples (0.3%):
Dabur India Ltd.	193,005	1,447
Emami Ltd.	55,882	369
		1,816

Energy (1.1%):
Aegis Logistics, Ltd.	127,502	287
Hindustan Petroleum Corp. Ltd.	894,741	3,255
Reliance Industries Ltd.	108,523	3,417
		6,959

Financials (3.7%):
Axis Bank Ltd.	259,178	2,572
Canara Bank	264,037	776
Cholamandalam Investment & Finance Co. Ltd.	349,180	3,222
ICICI Bank Ltd., ADR	757,703	14,752
ICICI Securities, Ltd. (c)	57,476	510
Power Finance Corp. Ltd.	271,900	398
UTI Asset Management Co. Ltd.	165,480	1,842
		24,072

Health Care (0.9%):
Ajanta Pharma Ltd.	15,952	366
Apollo Hospitals Enterprise Ltd.	42,499	2,720
Aster Dm Healthcare, Ltd. (c)	153,288	350
Dr Reddy's Laboratories Ltd.	34,834	1,881

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
JB Chemicals & Pharmaceuticals Ltd.	17,569	$377
		5,694

Industrials (0.9%):
Bharat Electronics Ltd.	201,201	566
Cummins India Ltd.	31,147	398
Grindwell Norton Ltd.	18,967	407
HG Infra Engineering Ltd.	46,165	363
KEI Industries Ltd.	59,967	792
Larsen & Toubro Ltd.	142,196	3,447
		5,973

Information Technology (1.8%):
eClerx Services Ltd.	33,136	951
Infosys Ltd., ADR	317,161	7,124
Mindtree Ltd.	15,780	819
WNS Holdings Ltd., ADR (a)	33,644	2,780
		11,674

Materials (1.0%):
Dalmia Bharat Ltd.	87,485	1,827
Finolex Industries Ltd.	197,637	404
Jindal Steel & Power Ltd.	137,214	783
National Aluminium Co. Ltd.	294,099	478
Tata Chemicals, Ltd.	48,450	544
Tata Steel Ltd.	176,922	2,897
		6,933

Real Estate (0.1%):
Oberoi Realty, Ltd.	30,325	367
Prestige Estates Projects Ltd.	95,253	578
		945

Utilities (0.1%):
CESC Ltd.	425,220	443
Gujarat Gas Ltd.	44,983	350
		793

		73,100
Indonesia (2.9%):

Communication Services (1.1%):
PT Media Nusantara Citra Tbk	5,579,200	340
PT Telekomunikasi Indonesia Persero Tbk, ADR	123,744	3,676
PT Telkom Indonesia Persero Tbk	9,313,700	2,812
		6,828

Financials (1.8%):
PT Bank Mandiri Persero Tbk	10,912,390	5,901
PT Bank Rakyat Indonesia Persero Tbk	19,280,746	6,166
		12,067
		18,895

Korea, Republic Of (15.5%):

Communication Services (0.9%):
AfreecaTV Co. Ltd.	3,699	433
JYP Entertainment Corp.	53,658	2,255
LG Uplus Corp.	245,138	2,693
NHN Entertainment Corp.	13,192	394
		5,775

Consumer Discretionary (1.3%):
Coway Co. Ltd.	5,106	306
Hanon Systems	197,079	1,909
Hyundai Mobis Co. Ltd.	16,183	3,039
Shinsegae, Inc.	10,436	2,291
SL Corp.	24,474	488

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Youngone Corp.	11,329	$403
		8,436

Consumer Staples (0.4%):
Cosmax, Inc.	3,296	238
Dongwon F&B Co. Ltd.	1,977	286
KT&G Corp.	20,449	1,359
Maeil Dairies Co. Ltd.	8,807	500
		2,383

Financials (2.0%):
BNK Financial Group, Inc.	76,973	507
DB Insurance Co. Ltd.	8,257	425
Hana Financial Group, Inc.	82,155	3,338
KIWOOM Securities Co. Ltd.	5,307	451
Samsung Securities Co. Ltd.	60,663	2,150
Shinhan Financial Group Co. Ltd.	91,071	2,963
Woori Financial Group, Inc.	281,449	3,367
		13,201

Health Care (0.6%):
InBody Co. Ltd.	49,092	1,014
Osstem Implant Co. Ltd. (d)(e)	5,579	331
PharmaResearch Co. Ltd.	8,303	609
Samsung Biologics Co. Ltd. (a)(c)	2,778	1,808
		3,762

Industrials (1.0%):
CJ Corp.	20,608	1,452
DL E&C Co. Ltd.	5,706	615
Hyundai Glovis Co. Ltd.	2,687	396
KCC Corp.	1,230	344
LIG Nex1 Co. Ltd.	9,172	524
LX INTERNATIONAL CORP.	14,306	356
Samsung Engineering Co. Ltd. (a)	159,771	3,122
		6,809

Information Technology (8.6%):
Innox Advanced Materials Co. Ltd.	55,719	1,968
LEENO Industrial, Inc.	3,571	539
LG Innotek Co. Ltd.	3,285	907
LX Semicon Co. Ltd.	7,344	706
Partron Co. Ltd.	43,258	417
Samsung Electronics Co. Ltd.	633,884	38,198
SK Hynix, Inc.	133,044	13,872
		56,607

Materials (0.7%):
Kolon Industries, Inc.	24,441	1,205
Korea Petrochemical Ind Co. Ltd.	3,710	531
LOTTE Fine Chemical Co. Ltd.	6,731	448
PI Advanced Materials Co. Ltd.	56,219	2,052
Poongsan Corp.	20,319	541
		4,777
		101,750

Malaysia (1.2%):

Communication Services (0.1%):
Astro Malaysia Holdings Bhd	2,674,500	632

Consumer Discretionary (0.3%):
MR DIY Group M Bhd (c)	2,486,000	2,152

Financials (0.5%):
Alliance Bank Malaysia BHD	648,600	531

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Public Bank Bhd	2,595,400	$2,758
		3,289

Information Technology (0.1%):
V.S. Industry Bhd	1,339,200	369

Real Estate (0.1%):
Eco World Development Group Bhd	3,406,400	855

Utilities (0.1%):
Mega First Corp. Bhd	456,100	387
		7,684

Mexico (3.7%):

Communication Services (0.4%):
America Movil SAB de CV, ADR	140,254	2,541

Consumer Discretionary (0.2%):
Alsea SAB de CV (a)	723,978	1,568

Consumer Staples (0.3%):
Kimberly-Clark de Mexico SAB de CV Class A (b)	1,191,100	1,672

Energy (0.1%):
Vista Oil & Gas SAB de CV, ADR	110,889	915

Financials (1.5%):
Banco del Bajio SA (c)	228,525	555
Grupo Financiero Banorte SAB de CV Class O	1,409,751	9,538
		10,093

Industrials (0.1%):
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	185,087	353

Materials (0.7%):
Grupo Cementos de Chihuahua SAB de CV	128,734	850
Grupo Mexico SAB de CV Class B	792,209	4,065
		4,915

Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV	1,126,230	2,029
Macquarie Mexico Real Estate Management SA de CV (c)	344,987	416
		2,445
		24,502

Peru (0.4%):

Financials (0.4%):
Credicorp Ltd.	18,149	2,745

Philippines (0.3%):

Financials (0.3%):
BDO Unibank, Inc.	695,060	1,762

Portugal (0.4%):

Energy (0.4%):
Galp Energia SGPS SA	251,457	2,783

Qatar (0.4%):

Energy (0.1%):
Qatar Gas Transport Co. Ltd.	469,533	487

Financials (0.3%):
Qatar Islamic Bank SAQ	379,243	2,198
		2,685

Russian Federation (1.1%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Communication Services (0.2%):
Mobile TeleSystems PJSC, ADR (e)	335,844	$1,330

Consumer Staples (0.1%):
Magnit PJSC (e)	29,318	714

Energy (0.6%):
Gazprom PJSC (e)	1,087,480	1,757
LUKOIL PJSC, ADR (e)	44,031	1,059
Rosneft Oil Co. PJSC, GDR (e)	457,159	1,244
		4,060

Financials (0.2%):
Moscow Exchange MICEX-RTS PJSC (e)	196,760	149
Sberbank of Russia PJSC (e)	687,954	349
Sberbank of Russia PJSC, ADR (e)	329,652	412
		910
		7,014

Saudi Arabia (1.6%):

Consumer Discretionary (0.5%):
Leejam Sports Co. JSC	99,709	3,381

Financials (1.1%):
Alinma Bank	301,976	2,864
The Saudi National Bank	226,016	4,117
		6,981
		10,362

South Africa (2.8%):

Communication Services (0.6%):
MTN Group Ltd. (a)	307,252	3,837

Consumer Discretionary (0.0%):(f)
Truworths International Ltd.	112,656	429

Energy (0.1%):
Exxaro Resources Ltd.	39,936	515

Financials (1.3%):
Absa Group Ltd.	280,046	3,221
Capitec Bank Holdings Ltd.	22,631	3,057
Standard Bank Group Ltd.	213,221	2,261
		8,539

Industrials (0.1%):
KAP Industrial Holdings Ltd.	1,639,049	499

Materials (0.6%):
African Rainbow Minerals Ltd.	42,284	755
Impala Platinum Holdings Ltd.	181,810	3,470
		4,225

Real Estate (0.1%):
Redefine Properties Ltd.	1,658,857	456

		18,500
Taiwan (13.4%):

Communication Services (0.1%):
International Games System Co. Ltd.	16,000	396

Consumer Discretionary (0.3%):
Fulgent Sun International Holding Co. Ltd.	103,000	435
Global PMX Co. Ltd.	81,000	471
KMC Kuei Meng International, Inc.	55,000	381
O-TA Precision Industry Co., Ltd.	65,000	338
Taiwan Paiho Ltd.	125,000	352
		1,977

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (1.1%):
CTBC Financial Holding Co. Ltd.	3,560,000	$3,480
King's Town Bank Co. Ltd.	356,000	515
Yuanta Financial Holding Co. Ltd.	3,979,640	3,555
		7,550

Health Care (0.1%):
Pegavision Corp.	31,000	489

Industrials (0.1%):
Chicony Power Technology Co. Ltd.	191,000	543
China Airlines Ltd.	430,000	438
		981

Information Technology (11.1%):
Alchip Technologies, Ltd.	11,000	430
ASE Technology Holding Co. Ltd.	984,000	3,557
ASE Technology Holding Co. Ltd., ADR (b)	479,184	3,464
Chipbond Technology Corp.	290,000	722
Compal Electronics, Inc.	456,000	415
E Ink Holdings, Inc.	169,000	911
Elite Material Co. Ltd.	82,000	804
Gigabyte Technology Co. Ltd.	176,000	902
Gold Circuit Electronics Ltd.	846,000	2,480
Hon Hai Precision Industry Co. Ltd., GDR	392,589	2,858
Hon Hai Precision Industry Co. Ltd.	788,000	2,927
King Yuan Electronics Co. Ltd.	318,000	501
Kinsus Interconnect Technology Corp.	73,000	607
Lite-On Technology Corp.	195,000	479
Macronix International Co. Ltd.	277,000	439
MediaTek, Inc.	272,000	10,749
Parade Technologies Ltd.	13,000	898
Phison Electronics Corp.	21,000	389
Quanta Computer, Inc.	522,000	1,746
Radiant Opto-Electronics Corp.	131,000	474
Silicon Motion Technology Corp., ADR	66,480	4,822
Simplo Technology Co. Ltd.	44,000	494
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	21,940	2,348
Taiwan Semiconductor Manufacturing Co. Ltd.	1,245,000	26,770
Tong Hsing Electronic Industries Ltd.	80,000	838
Unimicron Technology Corp.	232,000	2,157
		73,181

Materials (0.6%):
Cheng Loong Corp.	415,000	512
China General Plastics Corp.	557,550	694
Formosa Plastics Corp.	642,000	2,425
		3,631

		88,205
Thailand (2.6%):

Consumer Discretionary (0.0%):(f)
Sri Trang Agro-Industry PCL	354,100	291

Energy (0.4%):
PTT PCL	2,222,500	2,705

Financials (0.5%):
The Siam Commercial Bank PCL	848,200	3,278

Health Care (0.4%):
Chularat Hospital PCL	4,657,900	499
Mega Lifesciences PCL	1,666,200	2,195
		2,694

Information Technology (0.1%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hana Microelectronics PCL Class R	239,700	$377

Materials (0.6%):
Indorama Ventures PCL	1,728,800	2,396
The Siam Cement PCL (e)	135,200	1,581
		3,977

Real Estate (0.5%):
AP Thailand PCL	8,490,300	2,760
Origin Property PCL	1,583,500	580
		3,340

Utilities (0.1%):
Gunkul Engineering PCL	2,554,600	488
		17,150

Turkey (0.5%):

Communication Services (0.0%):(f)
Turk Telekomunikasyon A/S	458,412	287

Consumer Discretionary (0.1%):
Arcelik A/S (b)	151,931	609

Consumer Staples (0.1%):
Coca-Cola Icecek A/S	78,338	617

Industrials (0.2%):
Tekfen Holding A/S	187,310	251
Turkiye Sise ve Cam Fabrikalari A/S	1,532,908	1,371
		1,622

Utilities (0.1%):
Enerjisa Enerji A/S (c)	336,642	323

		3,458
United Arab Emirates (0.1%):

Real Estate (0.1%):
Emaar Development PJSC	444,114	520

United Kingdom (1.1%):

Consumer Staples (0.4%):
Unilever PLC	50,660	2,541

Materials (0.7%):
Anglo American PLC	89,876	4,562

		7,103
Total Common Stocks (Cost $521,647)		642,424

Rights (0.0%)(f)
Korea, Republic Of (0.0%):

Health Care (0.0%):
Samsung Biologics Co.-RTS Expires 04/11/22 (e)	184	22

Total Rights (Cost $–)		22

Exchange-Traded Funds (0.1%)
United States (0.1%):

iShares MSCI Emerging Markets Small-Cap ETF	17,472	984
Total Exchange-Traded Funds (Cost $1,003)		984

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (g)	2,689,694	$2,690
Total Collateral for Securities Loaned (Cost $2,690)		2,690

Total Investments (Cost $525,340) — 98.4%		646,120
Other assets in excess of liabilities — 1.6%		10,188
NET ASSETS - 100.00%		$656,308

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of February 28, 2022, the fair value of these securities was $24,603 (thousands) and amounted to 3.7% of net assets.
(d)	Security was fair valued based using significant unobservable inputs as of February 28, 2022.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At February 28, 2022, illiquid securities were 1.4% of the Fund's net assets.
(f)	Amount represents less than 0.05% of net assets.
(g)	Rate disclosed is the daily yield on February 28, 2022.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Precious Metals and Minerals Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.4%)
Metals & Mining (99.4%):
Aginco Eagle Mines Ltd.	915,857	$46,273
Alamos Gold, Inc.	1,064,184	7,843
Aneka Tambang Tbk	27,567,500	4,260
AngloGold Ashanti Ltd.	760,198	17,979
Argonaut Gold, Inc. (a)	655,200	1,194
B2Gold Corp.	5,615,649	22,688
Barrick Gold Corp.	2,642,311	59,637
Centamin PLC	4,131,610	5,445
Centerra Gold, Inc.	1,499,019	14,620
Cia de Minas Buenaventura SAA, ADR (a)(b)	68,157	675
Coeur Mining, Inc. (a)	370,107	1,591
De Grey Mining, Ltd. (a)	1,771,859	1,454
Dundee Precious Metals, Inc.	1,781,264	10,542
Eldorado Gold Corp. (a)	640,839	7,017
Endeavour Mining PLC (b)	544,418	14,383
Equinox Gold Corp. (a)	68,782	488
Evolution Mining Ltd.	4,178,674	12,956
Franco-Nevada Corp. (b)	267,224	39,359
Gold Fields Ltd., ADR	1,606,199	22,519
Gold Road Resources Ltd.	1,493,113	1,664
Great Basin Gold Ltd. (a)(c)(d)	8,566,400	—	(e)
Great Basin Gold Ltd. (a)(c)(d)	6,500,000	—	(e)
Harmony Gold Mining Co. Ltd.	1,463,504	6,398
IAMGOLD Corp. (a)	1,265,194	3,682
IAMGOLD Corp. (a)(b)	411,532	1,208
K92 Mining, Inc. (a)	483,061	2,939
Karora Resources, Inc. (a)	419,439	1,724
Kinross Gold Corp.	3,928,329	19,681
Koza Altin Isletmeleri A/S (a)(b)	298,319	2,471
Lundin Gold, Inc. (a)	78,200	631
Nautilus Minerals, Inc. (a)(c)(d)	5,757,622	—	(e)
New Gold, Inc. (a)(b)	1,183,000	2,044
Newcrest Mining Ltd.	1,259,625	23,478
Newmont Corp.	1,267,934	83,937
Northern Star Mining Corp. (a)(c)(d)	375,000	—
Northern Star Resources Ltd.	1,570,255	11,755
OceanaGold Corp. (a)	2,084,516	3,931
Osisko Gold Royalties Ltd. (b)	303,400	3,747
Perseus Mining Ltd.	4,689,188	5,587
Polymetal International PLC (d)	757,840	3,570
Polyus PJSC (d)	62,088	6,470
Pretium Resources, Inc. (a)	558,375	8,136
Ramelius Resources Ltd.	4,425,457	4,884
Regis Resources Ltd.	2,733,555	3,880
Resolute Mining Ltd. (a)(b)	490,758	93
Royal Gold, Inc.	141,793	17,194
Sandstorm Gold Ltd. (b)	658,794	4,699
Shandong Gold Mining Co. Ltd. Class H (b)(f)	1,330,950	2,521
Silver Lake Resources Ltd. (a)	4,268,850	5,734
SSR Mining, Inc. (b)	803,122	15,878
St Barbara Ltd. (b)	2,467,275	2,383
Torex Gold Resources, Inc. (a)	946,862	12,014
Victoria Gold Corp. (a)	112,390	1,424
Wesdome Gold Mines Ltd. (a)	639,921	7,206
West African Resources, Ltd. (a)	1,930,796	1,528
Wheaton Precious Metals Corp.	604,258	26,482
Yamana Gold, Inc.	3,023,400	14,815
Yamana Gold, Inc.	745,819	3,666
Zhaojin Mining Industry Co. Ltd. Class H	2,609,000	2,320

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Precious Metals and Minerals Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Zijin Mining Group Co. Ltd. Class H	8,206,000	$12,161
		622,858

Total Common Stocks (Cost $441,756)		622,858

Collateral for Securities Loaned (1.6%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (g)	10,057,795	10,058
Total Collateral for Securities Loaned (Cost $10,058)		10,058
Total Investments (Cost $451,814) — 101.0%		632,916
Liabilities in excess of other assets — (1.0)%		(6,408)
NET ASSETS - 100.00%		$626,508

At February 28, 2022, the Fund's investments in foreign securities were 82.8% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security was fair valued based using significant unobservable inputs as of February 28, 2022.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At February 28, 2022, illiquid securities were 1.6% of the Fund's net assets.
(e)	Rounds to less than $1 thousand.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of February 28, 2022, the fair value of these securities was $2,521 (thousands) and amounted to 0.4% of net assets.
(g)	Rate disclosed is the daily yield on February 28, 2022.

ADR—American Depositary Receipt
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (98.3%)
Argentina (0.0%):(a)

Energy (0.0%):
YPF SA, ADR (b)	99,160	$416

Australia (5.0%):

Consumer Discretionary (0.9%):
Aristocrat Leisure Ltd.	587,405	16,108
Lovisa Holdings Ltd.	226,325	3,309
PWR Holdings Ltd.	632,898	4,060
		23,477

Consumer Staples (0.0%):(a)
Select Harvests Ltd.	302,733	1,214

Energy (0.2%):
Santos Ltd.	384,579	2,048
Woodside Petroleum Ltd.	117,874	2,462
		4,510

Financials (0.7%):
Macquarie Group Ltd.	129,553	17,045
National Australia Bank Ltd.	168,384	3,535
		20,580

Health Care (0.8%):
CSL Ltd.	99,289	18,872
Nanosonics Ltd. (b)	435,857	1,339
Sonic Healthcare Ltd.	97,607	2,490
		22,701

Industrials (0.3%):
Austal Ltd.	1,436,152	2,004
IPH Ltd.	420,261	2,556
Johns Lyng Group Ltd.	867,380	4,803
		9,363

Information Technology (0.1%):
Bravura Solutions Ltd.	722,992	886
Infomedia Ltd.	1,535,148	1,608
		2,494

Materials (1.2%):
BHP Group Ltd.	747,565	25,519
Imdex, Ltd.	1,088,441	2,137
Ramelius Resources Ltd.	3,048,308	3,370
Rio Tinto Ltd.	34,866	3,006
		34,032

Real Estate (0.7%):
Charter Hall Group	191,652	2,343
Scentre Group	6,845,355	15,203
Stockland	712,922	2,157
		19,703

Utilities (0.1%):
Origin Energy Ltd.	465,591	1,933
		140,007
Austria (0.2%):

Financials (0.1%):
Erste Group Bank AG	65,138	2,315
Raiffeisen Bank International AG	103,211	1,682
		3,997

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Industrials (0.1%):
ANDRITZ AG	45,075	$2,020
		6,017
Belgium (0.6%):

Financials (0.1%):
Ageas SA	72,925	3,508

Information Technology (0.5%):
Melexis NV	132,095	12,056
		15,564
Brazil (0.7%):

Communication Services (0.1%):
Telefonica Brasil SA	320,974	3,148

Consumer Staples (0.1%):
Atacadao SA	364,400	1,343
Sendas Distribuidora SA	642,432	1,673
		3,016

Energy (0.1%):
Petro Rio SA (b)	665,400	3,382
Ultrapar Participacoes SA	535,826	1,507
		4,889

Financials (0.1%):
Banco Santander Brasil SA	403,400	2,391

Materials (0.1%):
Gerdau SA Preference Shares	432,700	2,147

Utilities (0.2%):
Cia de Saneamento Basico do Estado de Sao Paulo	433,353	3,478
Cia Energetica de Minas Gerais Preference Shares	732,300	1,799
		5,277
		20,868
Canada (2.1%):

Consumer Discretionary (0.1%):
BRP, Inc.	28,010	2,008

Energy (0.4%):
ARC Resources Ltd. (c)	174,835	2,162
Cameco Corp.	87,530	2,153
Parex Resources, Inc.	187,241	4,129
Suncor Energy, Inc.	78,737	2,408
		10,852

Financials (0.6%):
Bank of Montreal	30,983	3,538
iA Financial Corp., Inc.	49,143	2,920
IGM Financial, Inc.	82,810	2,943
National Bank of Canada	53,918	4,324
Sun Life Financial, Inc.	66,561	3,501
		17,226

Industrials (0.2%):
Finning International, Inc.	69,417	2,020
Savaria Corp. (c)	174,865	2,466
		4,486

Information Technology (0.0%):(a)
Quarterhill, Inc. (c)	855,238	1,498

Materials (0.8%):
Barrick Gold Corp.	218,945	4,950
Karora Resources, Inc. (b)	648,651	2,667
Kinross Gold Corp.	434,565	2,177

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Nutrien Ltd.	36,083	$3,104
Teck Resources Ltd. Class B	72,284	2,603
Wesdome Gold Mines Ltd. (b)	288,239	3,246
West Fraser Timber Co. Ltd.	27,460	2,741
		21,488
		57,558
China (2.5%):

Communication Services (0.8%):
Focus Media Information Technology Co. Ltd. Class A	2,310,305	2,814
Tencent Holdings Ltd.	362,300	19,551
		22,365

Consumer Discretionary (0.5%):
Alibaba Group Holding Ltd., ADR (b)	12,486	1,314
BYD Co. Ltd. Class H	56,500	1,751
Dongfeng Motor Group Co. Ltd. Class H	4,094,518	3,524
Haier Smart Home Co. Ltd. Class H	652,373	2,286
JD.com, Inc., ADR (b)	20,450	1,465
JD.com, Inc. Class A (b)	15,014	536
Zhongsheng Group Holdings Ltd.	470,500	3,286
		14,162

Consumer Staples (0.1%):
Tingyi Cayman Islands Holding Corp.	1,144,000	2,531

Financials (0.6%):
Bank of China Ltd. Class H	5,682,000	2,212
China Construction Bank Corp. Class H	2,711,000	2,033
China Merchants Bank Co. Ltd. Class H	1,098,000	9,256
Huatai Securities Co. Ltd. Class H (d)	1,558,600	2,552
New China Life Insurance Co. Ltd. Class H	604,800	1,731
		17,784

Health Care (0.1%):
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	410,500	1,646

Industrials (0.2%):
China Railway Group Ltd. Class H	4,091,000	2,402
COSCO SHIPPING Holdings Co. Ltd. Class H (b)(c)	1,010,700	2,043
		4,445

Materials (0.1%):
Anhui Conch Cement Co. Ltd. Class H	631,000	3,386

Utilities (0.1%):
China Longyuan Power Group Corp. Ltd. Class H	958,000	1,977
		68,296
Denmark (1.7%):

Consumer Discretionary (0.5%):
Pandora A/S	114,333	11,709
TCM Group A/S	93,642	1,870
		13,579

Consumer Staples (0.6%):
Carlsberg A/S Class B	17,477	2,563
Royal Unibrew A/S	135,162	14,332
		16,895

Health Care (0.2%):
Novo Nordisk A/S Class B	56,244	5,821

Industrials (0.3%):
AP Moller - Maersk A/S Class B	1,176	3,721
INVISIO AB	188,153	2,798

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Per Aarsleff Holding A/S	44,295	$1,751
		8,270

Utilities (0.1%):
Orsted A/S (d)	11,795	1,527
		46,092
Finland (0.4%):

Health Care (0.1%):
Revenio Group Oyj	64,563	3,131

Industrials (0.1%):
Metso Outotec Oyj	255,303	2,150

Information Technology (0.2%):
Nokia Oyj (b)	895,153	4,840
		10,121
France (8.5%):

Communication Services (0.3%):
Orange SA	353,395	4,272
Publicis Groupe SA	43,773	2,905
Vivendi SE	133,975	1,691
		8,868

Consumer Discretionary (2.3%):
La Francaise des Jeux SAEM (d)	355,358	14,729
LVMH Moet Hennessy Louis Vuitton SE	66,023	48,514
Renault SA (b)	68,672	2,152
		65,395

Consumer Staples (0.2%):
Carrefour SA	163,091	3,278
Pernod Ricard SA	15,168	3,311
		6,589

Energy (0.7%):
Gaztransport Et Technigaz SA	72,695	6,898
TotalEnergies SE (c)	220,806	11,248
		18,146

Financials (0.9%):
Amundi SA (d)	18,183	1,261
AXA SA	311,559	8,429
BNP Paribas SA	142,410	8,262
SCOR SE	74,086	2,412
Societe Generale SA	171,169	4,839
		25,203

Health Care (0.2%):
Korian SA	1	—	(e)
Pharmagest Interactive	20,988	1,778
Sartorius Stedim Biotech	3,193	1,224
Vetoquinol SA	20,263	2,965
		5,967

Industrials (1.3%):
Cie de Saint-Gobain	168,149	10,425
Dassault Aviation SA	20,075	2,987
Eiffage SA	16,996	1,731
Rexel SA	98,909	2,176
Safran SA	97,010	12,333
Teleperformance	4,847	1,798
Thermador Groupe	33,378	3,564
		35,014
Information Technology (1.3%):
Aubay	36,883	2,071

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Capgemini SE	124,628	$26,085
Edenred	34,392	1,565
Esker SA	11,966	2,809
Lectra	80,344	3,780
MGI Digital Graphic Technology (b)(c)	34,869	1,260
		37,570

Materials (1.0%):
Arkema SA	206,045	27,322

Utilities (0.3%):
Engie SA	463,607	7,386
		237,460
Germany (7.1%):

Communication Services (0.1%):
Deutsche Telekom AG	234,151	4,197

Consumer Discretionary (0.9%):
Ceconomy AG	227,929	905
Continental AG (b)	37,064	3,158
Daimler AG	47,940	3,744
Volkswagen AG Preference Shares	82,166	16,150
		23,957

Consumer Staples (0.1%):
Henkel AG And Co. KGaA	23,929	1,899
METRO AG (b)	50,980	476
		2,375

Energy (0.4%):
CropEnergies AG	180,221	2,523
VERBIO Vereinigte BioEnergie AG	105,887	8,243
		10,766

Financials (1.2%):
Allianz SE Registered Shares	133,549	30,100
Hannover Rueck SE	15,996	2,945
		33,045

Health Care (0.6%):
Eckert & Ziegler Strahlen- und Medizintechnik AG	43,282	3,183
Fresenius SE & Co. KGaA	150,993	5,268
Merck KGaA	19,977	3,962
Nexus AG	66,298	4,323
		16,736

Industrials (1.9%):
2G Energy AG	29,918	3,541
Amadeus Fire AG	21,626	3,488
Cewe Stiftung & Co. KGaA	22,217	2,522
Daimler Truck Holding AG (b)	24,262	739
Deutsche Post AG Registered Shares	71,013	3,569
Dr Hoenle AG (c)	51,056	1,642
SFC Energy AG (b)	73,375	2,017
Siemens AG Registered Shares	251,220	35,388
		52,906

Information Technology (1.6%):
Basler AG	27,276	3,465
Infineon Technologies AG	60,159	2,035
PVA TePla AG (b)	101,779	2,785
SAP SE	283,560	31,983
Secunet Security Networks AG	10,116	4,152
		44,420

Materials (0.1%):
Covestro AG (d)	52,822	2,793

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Real Estate (0.1%):
LEG Immobilien SE	13,326	$1,713

Utilities (0.1%):
E.ON SE	251,770	3,424
		196,332
Hong Kong (2.3%):

Communication Services (0.1%):
NetDragon Websoft Holdings Ltd.	820,000	1,839

Consumer Discretionary (0.1%):
Chow Tai Fook Jewellery Group Ltd.	877,600	1,822

Consumer Staples (0.0%):(a)
WH Group Ltd. (d)	1,509,061	1,054

Financials (0.9%):
AIA Group Ltd.	2,337,800	24,276

Information Technology (0.2%):
Lenovo Group Ltd.	4,064,000	4,526

Real Estate (1.0%):
CK Asset Holdings Ltd.	4,321,324	27,295
Sun Hung Kai Properties Ltd.	162,000	1,883
		29,178
		62,695
Hungary (0.1%):

Energy (0.0%):(a)
MOL Hungarian Oil & Gas PLC	211,379	1,650

Financials (0.1%):
OTP Bank Nyrt (b)	45,128	1,724
		3,374
India (0.8%):

Communication Services (0.0%):(a)
Zee Entertainment Enterprises Ltd.	350,747	1,074

Energy (0.2%):
Oil & Natural Gas Corp. Ltd.	710,787	1,531
Reliance Industries Ltd.	109,322	3,442
		4,973

Financials (0.2%):
Canara Bank (b)	1,629,622	4,788
ICICI Securities, Ltd. (d)	183,275	1,628
		6,416

Health Care (0.1%):
Sun Pharmaceutical Industries Ltd.	153,980	1,730

Information Technology (0.1%):
Infosys Ltd.	168,681	3,844

Materials (0.1%):
UPL Ltd.	262,682	2,335

Utilities (0.1%):
Power Grid Corp. of India Ltd.	809,806	2,255
		22,627
Indonesia (0.2%):

Communication Services (0.1%):
PT Sarana Menara Nusantara Tbk	25,307,700	1,830

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.1%):
PT Bank Mandiri Persero Tbk	7,838,761	$4,239
		6,069
Ireland (0.5%):

Financials (0.2%):
AIB Group PLC	830,365	2,190
Bank of Ireland Group PLC (b)	548,957	3,642
		5,832

Health Care (0.2%):
ICON PLC (b)	17,931	4,268

Industrials (0.1%):
DCC PLC	37,334	2,929
		13,029
Israel (0.2%):

Consumer Discretionary (0.1%):
Maytronics Ltd.	134,933	2,911

Information Technology (0.1%):
Allot Ltd. (b)	161,674	1,312
Check Point Software Technologies Ltd. (b)	15,646	2,267
		3,579
		6,490
Italy (3.3%):

Energy (0.3%):
Eni SpA	519,757	8,084

Financials (0.4%):
Assicurazioni Generali SpA	244,761	4,840
BPER Banca	760,152	1,519
UniCredit SpA	474,956	6,000
		12,359

Health Care (0.7%):
El.En. SpA	349,648	5,070
Recordati Industria Chimica e Farmaceutica SpA	326,056	15,946
		21,016

Industrials (0.1%):
Leonardo SpA (b)	197,437	1,760

Information Technology (0.3%):
Be Shaping The Future SpA	691,693	2,586
Nexi SpA (b)(c)(d)	141,531	1,933
Sesa SpA	25,200	4,025
		8,544

Utilities (1.5%):
Enel SpA	3,171,027	23,364
Iren SpA	600,983	1,691
Snam SpA	2,775,402	15,419
		40,474
		92,237
Japan (22.7%):

Communication Services (1.5%):
Akatsuki, Inc.	67,700	1,737
Capcom Co. Ltd.	522,900	12,693
DeNA Co. Ltd.	113,510	1,745
Fuji Media Holdings, Inc.	72,778	790
Intage Holdings, Inc.	196,700	2,937
Kakaku.com, Inc.	496,800	10,932
MarkLines Co. Ltd.	133,200	3,133

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Nippon Telegraph & Telephone Corp.	109,000	$3,133
Nippon Television Holdings, Inc.	140,124	1,603
ValueCommerce Co. Ltd.	100,500	3,146
ZIGExN Co. Ltd.	394,100	1,006
		42,855

Consumer Discretionary (4.2%):
Arcland Service Holdings Co. Ltd. (c)	120,000	2,374
Benesse Holdings, Inc.	9,239	188
Honda Motor Co. Ltd.	298,532	9,071
Isuzu Motors Ltd.	379,284	5,130
Mitsubishi Motors Corp. (b)	339,734	892
Nikon Corp.	229,645	2,401
Nissan Motor Co. Ltd. (b)	682,323	3,254
Shimamura Co. Ltd.	37,208	3,376
Shoei Co. Ltd.	93,500	3,713
Sony Group Corp.	98,800	10,096
Subaru Corp.	224,110	3,676
Sumitomo Electric Industries Ltd.	307,740	4,086
The Furukawa Battery Co. Ltd. (c)	188,500	2,126
Toyo Tire Corp.	97,400	1,291
Toyota Motor Corp.	2,795,700	51,157
ZOZO, Inc.	512,700	14,601
		117,432

Consumer Staples (1.3%):
Ajinomoto Co., Inc.	86,900	2,533
Asahi Group Holdings Ltd.	46,200	1,864
Create SD Holdings Co. Ltd.	85,700	2,351
G-7 Holdings, Inc.	131,200	1,898
Kirin Holdings Co. Ltd.	182,540	3,035
Retail Partners Co. Ltd. (c)	189,300	2,119
Seven & i Holdings Co. Ltd. (c)	42,700	2,078
Toyo Suisan Kaisha Ltd.	405,200	17,035
Transaction Co. Ltd. (c)	274,300	2,385
		35,298

Energy (0.2%):
Inpex Corp.	480,764	4,956

Financials (3.2%):
Dai-ichi Life Holdings, Inc.	219,193	4,553
Mitsubishi UFJ Financial Group, Inc.	5,581,182	34,267
Mizuho Financial Group, Inc.	188,850	2,489
MS&AD Insurance Group Holdings, Inc.	66,020	2,234
Nomura Holdings, Inc.	327,714	1,496
ORIX Corp.	201,400	3,993
Resona Holdings, Inc.	1,226,506	5,486
Sumitomo Mitsui Financial Group, Inc.	249,804	8,860
Sumitomo Mitsui Trust Holdings, Inc.	134,817	4,791
T&D Holdings, Inc.	449,993	6,536
Tokio Marine Holdings, Inc.	260,700	14,836
		89,541

Health Care (2.3%):
Alfresa Holdings Corp.	118,850	1,829
BML, Inc.	55,200	1,601
Eisai Co. Ltd.	23,346	1,158
Hoya Corp.	219,700	28,624
Japan Lifeline Co. Ltd.	180,000	1,720
Japan Medical Dynamic Marketing, Inc.	131,500	1,842
Ono Pharmaceutical Co. Ltd.	289,230	7,122
Shionogi & Co. Ltd.	228,082	15,168
Takeda Pharmaceutical Co. Ltd.	124,231	3,788
		62,852

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (5.4%):
AGC, Inc.	51,700	$2,294
Altech Corp.	120,500	2,034
BeNext-Yumeshin Group Co.	156,618	2,231
Chiyoda Corp. (b)	142,001	444
CTI Engineering Co. Ltd.	97,100	1,925
Dai-Dan Co. Ltd.	97,800	1,986
Denyo Co. Ltd.	149,100	2,245
en Japan, Inc.	255,900	6,761
Fuji Corp.	108,100	2,199
Fuji Electric Co. Ltd.	500,300	25,745
Giken Ltd.	38,600	1,202
gremz, Inc.	151,400	2,886
Hino Motors Ltd.	424,772	3,992
Hitachi Ltd.	60,400	2,987
ITOCHU Corp.	128,300	4,182
JAC Recruitment Co. Ltd.	120,200	1,916
Japan Airlines Co. Ltd. Class C (b)	179,740	3,565
JGC Holdings Corp.	276,458	2,771
Kamigumi Co. Ltd.	85,320	1,658
Komatsu Ltd.	89,500	2,059
Maeda Kosen Co. Ltd.	84,400	2,444
METAWATER Co. Ltd.	102,100	1,885
Mirait Holdings Corp.	140,300	2,385
Mitsubishi Heavy Industries Ltd.	55,858	1,648
Mitsui & Co. Ltd.	110,100	2,745
Nichireki Co. Ltd.	218,000	2,453
Nihon Flush Co. Ltd.	169,800	1,519
Nippon Yusen	170,800	16,005
NS Tool Co. Ltd.	189,900	2,453
OKUMA Corp.	177,300	7,232
Organo Corp.	45,600	3,246
Sanwa Holdings Corp.	1,002,800	11,209
Shinwa Co. Ltd.	122,800	2,045
Sinko Industries Ltd.	149,800	2,268
S-Pool, Inc.	380,600	3,354
Sumitomo Heavy Industries Ltd.	92,660	2,246
THK Co. Ltd.	122,736	2,820
Tocalo Co. Ltd.	222,000	2,607
TOPPAN, Inc.	37,740	744
Weathernews, Inc.	39,700	2,753
Yamato Holdings Co. Ltd.	64,700	1,271
		150,414

Information Technology (3.1%):
Alps Alpine Co. Ltd.	150,020	1,506
Comture Corp.	113,400	2,920
Cresco Ltd.	110,100	1,763
Digital Arts, Inc.	41,600	2,343
Double Standard, Inc.	81,000	1,371
Fujitsu Ltd.	159,300	23,147
Fukui Computer Holdings, Inc.	110,600	3,042
Future Corp.	241,200	2,999
Kanematsu Electronics Ltd.	56,700	1,932
Murata Manufacturing Co. Ltd.	31,400	2,134
NTT Data Corp.	108,900	2,069
Oracle Corp.	177,600	12,687
Poletowin Pitcrew Holdings, Inc.	177,500	1,636
SHIFT, Inc. (b)	16,000	3,102
Softcreate Holdings Corp.	106,400	4,216
TechMatrix Corp.	128,000	2,003
Tokyo Electron Ltd.	8,200	4,025
Ulvac, Inc.	262,000	13,079

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
V Technology Co. Ltd.	49,000	$1,468
		87,442

Materials (0.5%):
Hokuetsu Industries Co. Ltd. (c)	127,900	973
JCU Corp.	106,300	4,599
Rengo Co. Ltd.	230,500	1,726
Shin-Etsu Chemical Co. Ltd.	16,500	2,578
Taiheiyo Cement Corp.	91,690	1,763
Tosoh Corp.	92,900	1,442
		13,081

Real Estate (0.6%):
Daiwa House Industry Co. Ltd.	71,700	2,034
Mitsubishi Estate Co. Ltd.	270,276	4,127
Open House Group Co. Ltd.	40,000	1,819
Sumitomo Realty & Development Co. Ltd.	280,900	8,265
		16,245

Utilities (0.4%):
Chubu Electric Power Co., Inc.	929,500	9,286
Osaka Gas Co. Ltd.	110,100	2,015
		11,301
		631,417
Korea, Republic Of (1.5%):

Communication Services (0.2%):
KT Corp.	186,883	4,985
NAVER Corp.	5,148	1,372
		6,357

Consumer Discretionary (0.3%):
Coway Co. Ltd.	48,461	2,911
Hankook Tire & Technology Co. Ltd.	55,973	1,649
Kia Corp.	33,544	2,080
LG Electronics, Inc.	20,772	2,169
		8,809

Financials (0.5%):
Hana Financial Group, Inc.	54,049	2,196
KB Financial Group, Inc.	123,054	6,071
Shinhan Financial Group Co. Ltd.	161,482	5,255
		13,522

Industrials (0.1%):
Samsung Engineering Co. Ltd. (b)	122,607	2,395

Information Technology (0.4%):
LG Innotek Co. Ltd.	17,447	4,817
Samsung Electronics Co. Ltd.	79,399	4,785
		9,602
		40,685
Luxembourg (0.2%):

Communication Services (0.1%):
RTL Group SA	43,889	2,445

Energy (0.0%):(a)
Tenaris SA	159,693	2,058

Materials (0.1%):
ArcelorMittal SA	66,798	2,072
		6,575
Malaysia (0.3%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.1%):
Kuala Lumpur Kepong Bhd	278,500	$1,724

Financials (0.2%):
CIMB Group Holdings Bhd	1,693,107	2,308
RHB Bank Bhd	2,375,600	3,350
		5,658
		7,382
Mexico (0.1%):

Communication Services (0.1%):
America Movil SAB de CV, ADR	113,476	2,056

Consumer Staples (0.0%):(a)
Arca Continental SAB de CV	296,727	1,958
		4,014
Netherlands (3.6%):

Communication Services (0.8%):
Koninklijke KPN NV	6,268,453	21,449
VEON Ltd., ADR (b)	830,628	428
		21,877

Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	130,999	4,029

Financials (1.2%):
ABN AMRO Bank NV (d)	264,107	3,514
ING Groep NV	2,311,506	26,991
NN Group NV	48,324	2,319
		32,824

Health Care (0.1%):
QIAGEN NV (b)	40,789	2,049

Industrials (0.8%):
PostNL NV	316,582	1,272
SIF Holding NV (c)	160,874	1,989
Wolters Kluwer NV	181,267	18,467
		21,728

Information Technology (0.6%):
ASM International NV	44,570	14,393
STMicroelectronics NV	86,410	3,627
		18,020
		100,527
New Zealand (0.4%):

Consumer Staples (0.1%):
Scales Corp. Ltd.	534,312	1,831

Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd.	491,110	9,226

Information Technology (0.0%):(a)
Pushpay Holdings Ltd. (b)	2,300,132	1,459
		12,516
Norway (1.3%):

Energy (0.4%):
Aker BP ASA	266,902	8,365
Equinor ASA	78,307	2,463
		10,828

Financials (0.6%):
SpareBank 1 SMN	1,078,472	17,833

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.1%):
Medistim ASA	80,939	$2,680

Information Technology (0.1%):
Bouvet ASA	384,120	2,822

Materials (0.1%):
Norsk Hydro ASA	190,409	1,809
		35,972
Philippines (0.1%):

Communication Services (0.1%):
Converge Information and Communications Technology Solutions, Inc. (b)	3,124,500	1,588

Poland (0.0%):(a)

Consumer Discretionary (0.0%):
LPP SA	405	833

Russian Federation (0.1%):

Communication Services (0.0%):(a)
Mobile TeleSystems PJSC, ADR (f)	177,615	704

Consumer Staples (0.0%):(a)
Magnit PJSC, GDR (f)	94,274	151

Energy (0.1%):
Gazprom PJSC, ADR (f)	190,091	583
LUKOIL PJSC, ADR (f)	34,917	840
		1,423

Financials (0.0%):(a)
Sberbank of Russia PJSC (f)	564,350	286
Sberbank of Russia PJSC, ADR (f)	126,456	158
		444

Materials (0.0%):(a)
Raspadskaya OJSC (f)	360,014	823
		3,545
Saudi Arabia (0.1%):

Financials (0.1%):
Al Rajhi Bank	76,466	3,281

Singapore (0.3%):

Consumer Staples (0.1%):
Wilmar International Ltd.	727,400	2,365

Financials (0.2%):
DBS Group Holdings Ltd.	113,000	2,841
iFAST Corp. Ltd.	543,900	2,425
		5,266
		7,631
South Africa (0.3%):

Communication Services (0.1%):
MTN Group Ltd. (b)	120,846	1,509
Naspers Ltd. Class N	13,795	1,738
		3,247

Financials (0.1%):
Old Mutual Ltd.	2,360,845	1,939

Materials (0.1%):
Impala Platinum Holdings Ltd.	137,436	2,623
		7,809

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Spain (1.5%):

Consumer Discretionary (0.1%):
Industria de Diseno Textil SA	56,341	$1,470

Financials (1.1%):
Banco Bilbao Vizcaya Argentaria SA	3,851,711	22,852
Banco Santander SA	664,289	2,212
CaixaBank SA	1,690,319	5,551
		30,615

Health Care (0.1%):
Faes Farma SA	600,210	2,296
Laboratorios Farmaceuticos Rovi SA	21,146	1,715
		4,011

Information Technology (0.1%):
Global Dominion Access SA (d)	581,608	2,700

Utilities (0.1%):
Acciona SA	12,180	2,081
		40,877
Sweden (2.8%):

Consumer Discretionary (0.1%):
Boozt AB (b)(c)(d)	114,228	1,857
Lyko Group AB (b)(c)	60,693	1,506
		3,363

Consumer Staples (0.1%):
Swedish Match AB	394,782	2,872

Financials (0.1%):
Skandinaviska Enskilda Banken AB Class A	178,030	2,052

Health Care (0.6%):
BioGaia AB B Shares	45,423	2,335
Biotage AB	182,558	3,294
Cellavision AB	57,570	1,934
Getinge AB B Shares	46,164	1,793
Sectra AB Class B (b)	147,792	2,353
SwedenCare AB	257,221	2,553
Xvivo Perfusion AB (b)	109,195	2,805
		17,067

Industrials (1.7%):
Atlas Copco AB Class B	529,458	23,940
BTS Group AB B Shares	108,097	4,121
CTT Systems AB (c)	50,526	1,115
Eolus Vind AB Class B (c)	139,230	1,187
GARO AB	205,986	3,225
Hexatronic Group AB	68,547	2,479
Nibe Industrier AB Class B	755,322	6,728
Sandvik AB	106,073	2,288
Volvo AB Class B	95,365	1,835
		46,918

Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson Class B	205,952	1,897

Materials (0.1%):
Boliden AB	70,417	3,134
		77,303
Switzerland (10.2%):

Consumer Discretionary (0.2%):
Cie Financiere Richemont SA Registered Shares	27,513	3,685

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Swatch Group AG	3,182	$979
		4,664

Consumer Staples (2.7%):
Coca-Cola HBC AG	412,302	10,473
Nestle SA Registered Shares	502,575	65,498
		75,971

Financials (1.9%):
Julius Baer Group Ltd.	53,939	3,159
Partners Group Holding AG	9,543	12,903
Swiss Life Holding AG	9,679	5,907
UBS Group AG	1,625,691	29,914
		51,883

Health Care (3.7%):
Coltene Holding AG Registered Shares	26,804	3,100
Novartis AG Registered Shares	473,696	41,643
Roche Holding AG	153,128	58,007
		102,750

Industrials (1.0%):
Adecco Group AG	392,694	18,550
Kardex Holding AG Registered Shares	18,715	4,860
Schweiter Technologies AG Class BR	1,498	1,933
Zehnder Group AG Registered Shares	26,839	2,322
		27,665

Information Technology (0.2%):
Landis+Gyr Group AG (c)	43,425	2,837
u-blox Holding AG (b)(c)	44,878	3,185
		6,022

Materials (0.5%):
Gurit Holding AG Class BR	2,381	3,914
Holcim Ltd.	172,134	8,667
Vetropack Holding AG	50,122	2,545
		15,126
		284,081
Taiwan (1.0%):

Financials (0.2%):
Chailease Holding Co. Ltd.	239,846	2,177
Fubon Financial Holding Co. Ltd.	1,016,159	2,744
		4,921

Information Technology (0.8%):
Catcher Technology Co. Ltd.	489,153	2,511
Hon Hai Precision Industry Co. Ltd.	887,344	3,297
MediaTek, Inc.	85,000	3,359
Realtek Semiconductor Corp.	262,000	4,320
Taiwan Semiconductor Manufacturing Co. Ltd.	484,000	10,407
		23,894
		28,815
Thailand (0.3%):

Financials (0.2%):
Kasikornbank PCL	1,186,455	5,968

Health Care (0.1%):
Chularat Hospital PCL	20,950,000	2,246
		8,214
Turkey (0.1%):

Communication Services (0.1%):
Turk Telekomunikasyon A/S	1,975,287	1,238

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Turkcell Iletisim Hizmetleri A/S	1,094,729	$1,629
		2,867

United Arab Emirates (0.1%):

Real Estate (0.1%):
Emaar Development PJSC (b)	1,646,518	1,926

United Kingdom (15.1%):

Communication Services (1.2%):
4imprint Group PLC	60,328	2,180
BT Group PLC	1,719,454	4,290
Frontier Developments PLC (b)(c)	53,219	931
ITV PLC (b)	8,056,485	11,868
Team17 Group PLC (b)	231,250	1,712
Vodafone Group PLC	2,158,766	3,800
WPP PLC	602,836	8,477
		33,258

Consumer Discretionary (1.1%):
AB Dynamics PLC	124,343	1,802
Barratt Developments PLC	225,985	1,840
Focusrite PLC	262,754	3,778
Kingfisher PLC	543,768	2,218
Marks & Spencer Group PLC (b)	323,644	754
Next PLC	136,688	12,514
Stellantis NV	331,211	6,018
		28,924

Consumer Staples (1.9%):
Diageo PLC	536,903	26,595
Imperial Brands PLC	789,497	17,261
J Sainsbury PLC	936,857	3,455
Tesco PLC	921,961	3,571
Unilever PLC	34,812	1,748
		52,630

Energy (3.1%):
BP PLC	8,032,721	39,146
Harbour Energy PLC (b)	372,951	1,975
Shell PLC	1,749,801	46,136
		87,257

Financials (2.3%):
3i Group PLC	223,259	3,976
Barclays PLC	8,335,329	20,365
CMC Markets PLC (d)	460,469	1,439
HSBC Holdings PLC	856,309	5,944
Intermediate Capital Group PLC	341,766	7,832
Legal & General Group PLC	4,202,790	15,537
Standard Chartered PLC	1,094,491	7,799
		62,892

Health Care (0.6%):
Advanced Medical Solutions Group PLC	522,004	2,018
AstraZeneca PLC	6,709	815
AstraZeneca PLC	18,618	2,263
CVS Group PLC	226,727	5,098
EKF Diagnostics Holdings PLC	1,989,087	1,287
Ergomed PLC (b)	192,616	3,008
Hikma Pharmaceuticals PLC	74,328	2,069
Tristel PLC	222,075	999
		17,557

Industrials (2.0%):
Ashtead Group PLC	263,592	17,126

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Avon Protection PLC	93,933	$1,571
Babcock International Group PLC (b)	426,634	1,879
BAE Systems PLC	714,657	6,860
Bunzl PLC	51,177	2,022
Concentric AB	121,948	2,757
easyJet PLC (b)	180,836	1,451
Ferguson PLC	18,252	2,781
Judges Scientific PLC	56,985	5,600
Renew Holdings PLC	294,817	2,685
Robert Walters PLC	328,150	2,804
Royal Mail PLC	379,816	1,996
SThree PLC	680,692	4,043
Volex PLC	580,513	2,256
		55,831

Information Technology (0.3%):
Aptitude Software Group PLC	350,141	2,100
GB Group PLC	229,590	1,731
Kainos Group PLC	245,522	5,024
		8,855

Materials (2.2%):
Anglo American PLC	244,631	12,416
Croda International PLC	149,794	14,992
Endeavour Mining PLC (c)	82,880	2,189
Rio Tinto PLC	341,195	26,675
Treatt PLC	326,954	4,269
		60,541

Real Estate (0.3%):
Land Securities Group PLC	246,623	2,613
Safestore Holdings PLC	120,327	2,048
The British Land Co. PLC	359,056	2,537
Watkin Jones PLC	592,864	1,927
		9,125

Utilities (0.1%):
Centrica PLC (b)	1,596,499	1,644

		418,514
Total Common Stocks (Cost $2,299,228)		2,731,624

Exchange-Traded Funds (0.4%)

United States (0.4%):

iShares Core MSCI EAFE ETF	87,497	6,063
iShares Core MSCI Emerging Markets ETF	28,410	1,626
iShares MSCI EAFE Small-Cap ETF	53,689	3,576
		11,265
Total Exchange-Traded Funds (Cost $11,788)		11,265

Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (g)	18,036,634	18,037
Total Collateral for Securities Loaned (Cost $18,037)		18,037

Total Investments (Cost $2,329,053) — 99.3%		2,760,926
Other assets in excess of liabilities — 0.7%		18,572
NET ASSETS - 100.00%		$2,779,498

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of February 28, 2022, the fair value of these securities was $36,987 (thousands) and amounted to 1.3% of net assets.
(e)	Rounds to less than $1 thousand.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At February 28, 2022, illiquid securities were 0.1% of the Fund's net assets.
(g)	Rate disclosed is the daily yield on February 28, 2022.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Australia (2.1%):

Consumer Discretionary (0.6%):
Aristocrat Leisure Ltd.	294,370	$8,072
Lovisa Holdings Ltd.	39,845	583
PWR Holdings Ltd.	69,861	448
		9,103

Energy (0.1%):
Santos Ltd.	79,586	424
Woodside Petroleum Ltd.	22,817	476
		900

Financials (0.5%):
Macquarie Group Ltd.	52,630	6,924
National Australia Bank Ltd.	40,512	851
		7,775

Health Care (0.6%):
CSL Ltd.	41,707	7,927
Nanosonics Ltd. (a)	86,965	267
Sonic Healthcare Ltd.	21,208	541
		8,735

Industrials (0.1%):
Austal Ltd.	248,175	346
Johns Lyng Group Ltd.	97,070	538
		884

Materials (0.1%):
Ramelius Resources Ltd.	412,835	456
Rio Tinto Ltd.	9,635	831
		1,287

Real Estate (0.1%):
Charter Hall Group	37,952	464
Stockland	137,623	416
		880

Utilities (0.0%):(b)
Origin Energy Ltd.	95,991	399
		29,963
Austria (0.0%):(b)

Financials (0.0%):(b)
Raiffeisen Bank International AG	17,432	284

Industrials (0.0%):(b)
ANDRITZ AG	9,366	420

		704
Belgium (0.4%):

Information Technology (0.4%):
Melexis NV	54,771	4,999

Bermuda (0.5%):

Industrials (0.5%):
Triton International Ltd.	101,709	6,680

Brazil (0.3%):

Consumer Discretionary (0.1%):
Vibra Energia SA	228,956	1,043

Consumer Staples (0.1%):
Sao Martinho SA	50,300	389

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sendas Distribuidora SA	172,322	$449
SLC Agricola SA	66,660	566
		1,404

Financials (0.1%):
Itau Unibanco Holding SA, ADR	152,421	736

Industrials (0.0%):(b)
Randon SA Implementos e Participacoes Preference Shares	172,800	353
SIMPAR SA	156,100	317
		670

Materials (0.0%):(b)
Dexco SA	135,642	361
		4,214
Canada (3.9%):

Consumer Discretionary (0.3%):
Lululemon Athletica, Inc. (a)	10,784	3,450

Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc.	263,834	10,357

Energy (0.6%):
Parex Resources, Inc. (c)	375,870	8,290

Industrials (0.6%):
Canadian Pacific Railway Ltd.	123,386	8,690
Savaria Corp.	19,253	271
		8,961

Information Technology (1.0%):
Constellation Software, Inc.	7,372	12,426
Shopify, Inc. Class A (a)	2,147	1,491
		13,917

Materials (0.7%):
Aginco Eagle Mines Ltd.	169,904	8,584
Karora Resources, Inc. (a)	63,952	263
Wesdome Gold Mines Ltd. (a)	60,276	679
		9,526
		54,501
China (3.8%):

Communication Services (1.2%):
Baidu, Inc., ADR (a)	5,769	880
NetEase, Inc., ADR	11,111	1,059
Tencent Holdings Ltd.	264,400	14,268
		16,207

Consumer Discretionary (0.5%):
Alibaba Group Holding Ltd., ADR (a)	20,869	2,195
BYD Co. Ltd. Class H	16,500	511
China Meidong Auto Holdings Ltd.	90,000	424
Fuyao Glass Industry Group Co. Ltd. Class H (d)	104,400	512
JD.com, Inc. Class A (a)	11,314	404
JD.com, Inc., ADR (a)	19,586	1,403
Jiumaojiu International Holdings Ltd. (d)	194,000	436
Meituan Class B (a)(d)	26,400	587
		6,472

Consumer Staples (0.5%):
Chacha Food Co. Ltd. Class A	59,200	560
Chenguang Biotech Group Co., Ltd.	157,500	421
Foshan Haitian Flavouring & Food Co. Ltd. Class A	364,416	5,749
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	96,300	605
		7,335

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (0.1%):
PetroChina Co. Ltd. Class H	1,892,000	$1,013

Financials (0.9%):
China Merchants Bank Co. Ltd. Class H	212,000	1,787
Industrial & Commercial Bank of China Ltd. Class H	15,990,370	9,546
Postal Savings Bank of China Co. Ltd. Class H (d)	1,368,000	1,123
		12,456

Health Care (0.1%):
Hygeia Healthcare Holdings Co. Ltd. (d)	69,400	379
Pharmaron Beijing Co. Ltd. Class H (d)	28,800	349
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	11,000	572
Wuxi Biologics Cayman, Inc. (a)(d)	72,000	596
		1,896

Industrials (0.1%):
China Railway Group Ltd. Class H	1,501,000	881
Xinte Energy Co. Ltd. Class H	218,000	465
Zhefu Holding Group Co. Ltd. Class A	518,600	510
		1,856

Information Technology (0.2%):
Chinasoft International Ltd.	382,000	349
Luxshare Precision Industry Co. Ltd. Class A	80,200	557
Shenzhen Sunline Tech Co. Ltd. Class A	198,000	474
WUS Printed Circuit Kunshan Co. Ltd. Class A	320,430	857
Yonyou Network Technology Co. Ltd. Class A	94,075	470
		2,707

Materials (0.2%):
China Hongqiao Group Ltd.	610,000	854
Shandong Nanshan Aluminum Co., Ltd.	683,100	530
Wanhua Chemical Group Co. Ltd. Class A	55,300	838
		2,222

Utilities (0.0%):(b)
China Longyuan Power Group Corp. Ltd. Class H	346,000	714

		52,878
Denmark (1.1%):

Consumer Discretionary (0.3%):
Pandora A/S	45,225	4,632

Consumer Staples (0.6%):
Carlsberg A/S Class B	3,946	579
Royal Unibrew A/S	67,382	7,145
		7,724

Health Care (0.1%):
Novo Nordisk A/S Class B	12,785	1,323

Industrials (0.1%):
AP Moller - Maersk A/S Class B	247	781
INVISIO AB	15,234	227
		1,008

Utilities (0.0%):(b)
Orsted A/S (d)	2,283	295

		14,982
Finland (0.1%):

Health Care (0.0%):(b)
Revenio Group Oyj	5,527	268

Industrials (0.1%):
Metso Outotec Oyj	54,449	459

		727

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
France (2.8%):

Communication Services (0.1%):
Publicis Groupe SA	8,842	$587
Vivendi SE	25,797	325
		912

Consumer Discretionary (0.5%):
La Francaise des Jeux SAEM (d)	133,128	5,518
LVMH Moet Hennessy Louis Vuitton SE	2,007	1,475
		6,993

Consumer Staples (0.0%):(b)
Pernod Ricard SA	2,938	641

Energy (0.3%):
Gaztransport Et Technigaz SA	50,126	4,757

Financials (0.1%):
Amundi SA (d)	3,592	249
AXA SA	23,737	642
BNP Paribas SA	10,446	606
		1,497

Health Care (0.1%):
Pharmagest Interactive	2,628	223
Sartorius Stedim Biotech	653	250
Vetoquinol SA	2,414	353
		826

Industrials (0.8%):
Cie de Saint-Gobain	10,876	675
Eiffage SA	3,622	369
Safran SA	75,822	9,639
Teleperformance	1,164	432
Thermador Groupe	4,487	479
		11,594

Information Technology (0.1%):
Capgemini SE	3,474	727
Edenred	7,120	324
Esker SA	1,837	431
Lectra	8,890	419
		1,901

Materials (0.8%):
Arkema SA	80,159	10,629

		39,750
Germany (1.3%):

Communication Services (0.1%):
Deutsche Telekom AG	51,777	928

Consumer Discretionary (0.5%):
Volkswagen AG Preference Shares	37,606	7,392

Energy (0.1%):
VERBIO Vereinigte BioEnergie AG	14,039	1,093

Financials (0.1%):
Allianz SE Registered Shares	2,770	624
Hannover Rueck SE	3,153	581
		1,205

Health Care (0.1%):
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,222	311
Merck KGaA	4,290	851
Nexus AG	4,466	291
		1,453

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
2G Energy AG	2,978	$352
Amadeus Fire AG	1,977	319
Deutsche Post AG Registered Shares	14,594	733
Siemens AG Registered Shares	2,410	340
		1,744

Information Technology (0.2%):
AIXTRON SE	13,296	284
Basler AG	4,173	530
Infineon Technologies AG	12,177	412
LPKF Laser & Electronics AG (c)	10,544	183
PVA TePla AG (a)	12,535	343
SAP SE	2,896	327
Secunet Security Networks AG	973	399
		2,478

Materials (0.0%):(b)
Covestro AG (d)	11,044	584

Real Estate (0.0%):(b)
LEG Immobilien SE	2,834	364

Utilities (0.1%):
E.ON SE	52,735	717

		17,958
Greece (0.1%):

Financials (0.1%):
National Bank of Greece SA (a)	181,260	672

Industrials (0.0%):(b)
Mytilineos SA	32,803	529
		1,201
Hong Kong (0.4%):

Consumer Discretionary (0.1%):
Bosideng International Holdings Ltd.	938,000	533
Chow Tai Fook Jewellery Group Ltd.	169,000	351
JS Global Lifestyle Co. Ltd. (d)	259,000	299
		1,183

Consumer Staples (0.0%):(b)
WH Group Ltd. (d)	301,735	211

Financials (0.1%):
BOC Hong Kong Holdings Ltd.	255,500	919

Industrials (0.1%):
Pacific Basin Shipping Ltd.	1,484,000	791

Information Technology (0.0%):(b)
ASM Pacific Technology Ltd.	54,500	598

Real Estate (0.1%):
China Resources Land Ltd.	218,000	1,060
CK Asset Holdings Ltd.	43,817	277
Sun Hung Kai Properties Ltd.	29,409	342
		1,679
		5,381
India (0.8%):

Consumer Discretionary (0.0%):(b)
Balkrishna Industries Ltd.	23,998	584

Consumer Staples (0.0%):(b)
Dabur India Ltd.	53,270	399

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (0.1%):
Hindustan Petroleum Corp. Ltd.	250,372	$911

Financials (0.2%):
Cholamandalam Investment & Finance Co. Ltd.	92,254	851
ICICI Bank Ltd., ADR	55,500	1,081
UTI Asset Management Co. Ltd.	47,808	532
		2,464
Health Care (0.1%):
Apollo Hospitals Enterprise Ltd.	12,278	786
Dr Reddy's Laboratories Ltd.	9,959	538
		1,324
Industrials (0.1%):
Larsen & Toubro Ltd.	40,435	980

Information Technology (0.2%):
Infosys Ltd., ADR	87,758	1,971
WNS Holdings Ltd., ADR (a)	9,272	766
		2,737
Materials (0.1%):
Dalmia Bharat Ltd.	25,344	529
Tata Steel Ltd.	48,849	800
		1,329
		10,728
Indonesia (0.9%):

Communication Services (0.9%):
PT Telkom Indonesia Persero Tbk	40,453,638	12,215

Financials (0.0%):(b)
PT Bank Mandiri Persero Tbk	1,019,200	551
		12,766
Ireland (1.1%):

Health Care (0.0%):(b)
ICON PLC (a)	3,537	842

Industrials (1.1%):
DCC PLC	7,728	607
Eaton Corp. PLC	89,690	13,838
Johnson Controls International PLC	10,900	708
		15,153
		15,995
Israel (0.2%):

Consumer Discretionary (0.0%):(b)
Maytronics Ltd.	11,355	245

Industrials (0.1%):
Kornit Digital Ltd. (a)	17,787	1,687

Information Technology (0.1%):
Allot Ltd. (a)	23,173	188
Check Point Software Technologies Ltd. (a)	3,100	449
		637
		2,569
Italy (1.5%):

Health Care (0.5%):
El.En. SpA	42,010	609
Recordati Industria Chimica e Farmaceutica SpA	131,246	6,419
		7,028
Industrials (0.0%):(b)
Leonardo SpA (a)	39,159	349

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
Nexi SpA (a)(c)(d)	30,509	$417
Sesa SpA	3,615	577
		994
Utilities (0.9%):
Enel SpA	966,877	7,124
Iren SpA	126,720	357
Snam SpA	855,435	4,752
		12,233
		20,604
Japan (5.6%):

Communication Services (0.9%):
Capcom Co. Ltd.	231,608	5,622
Kakaku.com, Inc.	227,591	5,008
MarkLines Co. Ltd.	14,700	346
Nippon Telegraph & Telephone Corp.	28,234	812
ValueCommerce Co. Ltd.	11,200	350
		12,138
Consumer Discretionary (0.8%):
Shoei Co. Ltd.	13,100	520
Sony Group Corp.	21,451	2,192
The Furukawa Battery Co. Ltd.	18,300	206
Toyo Tire Corp.	19,309	256
Toyota Motor Corp.	89,500	1,638
ZOZO, Inc.	203,200	5,787
		10,599
Consumer Staples (0.6%):
Ajinomoto Co., Inc.	19,200	559
Asahi Group Holdings Ltd.	10,191	411
Seven & i Holdings Co. Ltd. (c)	8,216	400
Toyo Suisan Kaisha Ltd.	159,449	6,704
		8,074
Financials (0.8%):
Mitsubishi UFJ Financial Group, Inc.	1,622,112	9,960
Mizuho Financial Group, Inc.	40,911	539
ORIX Corp.	47,674	945
Sumitomo Mitsui Financial Group, Inc.	15,275	542
		11,986
Health Care (0.5%):
Hoya Corp.	48,802	6,358
Ono Pharmaceutical Co. Ltd.	13,200	325
		6,683
Industrials (1.2%):
AGC, Inc.	9,600	426
Altech Corp.	14,900	252
Denyo Co. Ltd.	14,700	221
Fuji Electric Co. Ltd.	72,300	3,720
gremz, Inc.	15,200	290
Hitachi Ltd.	12,945	640
ITOCHU Corp.	29,209	952
JAC Recruitment Co. Ltd.	15,100	241
Komatsu Ltd.	17,900	412
Maeda Kosen Co. Ltd.	13,900	402
Mirait Holdings Corp.	16,400	279
Mitsui & Co. Ltd.	25,920	646
Nippon Yusen KK	74,054	6,939
Organo Corp.	4,100	292
S-Pool, Inc.	82,700	729

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tocalo Co. Ltd.	28,100	$330
Weathernews, Inc.	4,400	305
Yamato Holdings Co. Ltd.	12,861	253
		17,329
Information Technology (0.7%):
Comture Corp.	14,400	371
Digital Arts, Inc.	3,700	208
Fujitsu Ltd.	4,059	590
Fukui Computer Holdings, Inc.	9,600	264
Future Corp.	29,800	370
Murata Manufacturing Co. Ltd.	6,741	458
NTT Data Corp.	23,261	442
SHIFT, Inc. (a)	3,000	582
Softcreate Holdings Corp.	11,200	444
TechMatrix Corp.	15,700	246
Tokyo Electron Ltd.	1,801	884
Ulvac, Inc.	89,782	4,482
		9,341
Materials (0.1%):
JCU Corp.	9,300	402
Rengo Co. Ltd.	48,586	364
Shin-Etsu Chemical Co. Ltd.	3,243	507
Tosoh Corp.	18,882	293
		1,566
Real Estate (0.0%):(b)
Daiwa House Industry Co. Ltd.	14,372	407
Open House Group Co. Ltd.	7,891	359
		766
Utilities (0.0%):(b)
Osaka Gas Co. Ltd.	23,237	425
		78,907
Korea, Republic Of (1.8%):

Communication Services (0.1%):
JYP Entertainment Corp.	15,232	640
LG Uplus Corp.	69,614	765
		1,405
Consumer Discretionary (0.1%):
Hanon Systems	56,742	550
Shinsegae, Inc.	2,963	650
		1,200
Financials (0.2%):
Hana Financial Group, Inc.	23,404	951
Samsung Securities Co. Ltd.	16,707	592
Woori Financial Group, Inc.	77,674	929
		2,472
Health Care (0.0%):(b)
InBody Co. Ltd.	14,096	291
Samsung Biologics Co. Ltd. (a)(d)	813	529
		820
Industrials (0.1%):
CJ Corp.	5,919	417
Samsung Engineering Co. Ltd. (a)	34,995	684
		1,101
Information Technology (1.3%):
Innox Advanced Materials Co. Ltd.	15,830	559
Samsung Electronics Co. Ltd.	287,748	17,340
		17,899

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.0%):(b)
Kolon Industries, Inc.	7,017	$346
PI Advanced Materials Co. Ltd.	15,369	561
		907
		25,804
Luxembourg (0.1%):

Energy (0.1%):
Tenaris SA	38,311	493

Materials (0.0%):(b)
ArcelorMittal SA	14,500	450
		943
Malaysia (0.1%):

Consumer Discretionary (0.0%):(b)
MR DIY Group M Bhd (d)	710,400	615

Financials (0.1%):
Public Bank Bhd	709,900	754
		1,369
Mexico (0.1%):

Consumer Discretionary (0.0%):(b)
Alsea SAB de CV (a)	199,833	433

Financials (0.1%):
Grupo Financiero Banorte SAB de CV Class O	140,557	951

Real Estate (0.0%):(b)
Corp Inmobiliaria Vesta SAB de CV	263,733	475
		1,859
Netherlands (0.6%):

Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	27,098	833

Financials (0.1%):
ING Groep NV	46,437	542
NN Group NV	9,661	464
		1,006

Health Care (0.0%):(b)
QIAGEN NV (a)	8,357	420

Information Technology (0.4%):
ASM International NV	17,135	5,533
STMicroelectronics NV	18,451	775
		6,308
		8,567
New Zealand (0.3%):

Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd.	235,231	4,419

Information Technology (0.0%):(b)
Pushpay Holdings Ltd. (a)	421,645	268
		4,687
Norway (0.8%):

Energy (0.4%):
Aker BP ASA (c)	172,570	5,408
Equinor ASA	17,055	537
		5,945

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.4%):
SpareBank 1 SMN	341,023	$5,639
		11,584
Peru (0.1%):

Financials (0.1%):
Credicorp Ltd.	5,010	758

Philippines (0.0%):(b)

Financials (0.0%):
BDO Unibank, Inc.	191,840	486

Qatar (0.0%):(b)

Financials (0.0%):
Qatar Islamic Bank SAQ	104,663	607

Russian Federation (0.1%):

Consumer Staples (0.0%):(b)
Magnit PJSC (f)	7,278	177

Energy (0.1%):
Gazprom PJSC (f)	303,950	491
Rosneft Oil Co. PJSC, GDR (f)	124,892	340
		831

Financials (0.0%):(b)
Sberbank of Russia PJSC, ADR (f)	91,313	114

Materials (0.0%):(b)
Raspadskaya OJSC (f)	241,231	552
		1,674
Saudi Arabia (0.2%):

Consumer Discretionary (0.1%):
Leejam Sports Co. JSC	22,290	756

Financials (0.1%):
Alinma Bank	83,352	791
The Saudi National Bank	62,375	1,136
		1,927
		2,683
Singapore (0.4%):

Consumer Staples (0.1%):
Wilmar International Ltd.	159,529	518

Financials (0.3%):
DBS Group Holdings Ltd.	25,905	651
iFAST Corp. Ltd.	64,300	287
Singapore Exchange Ltd.	540,627	3,752
		4,690
		5,208
South Africa (0.8%):

Communication Services (0.1%):
MTN Group Ltd. (a)	84,803	1,059

Consumer Discretionary (0.5%):
Mr Price Group Ltd.	527,233	7,195

Financials (0.1%):
Absa Group Ltd.	76,430	879
Capitec Bank Holdings Ltd.	6,293	850
		1,729

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.1%):
Impala Platinum Holdings Ltd.	51,630	$985
		10,968
Spain (0.7%):

Consumer Discretionary (0.0%):(b)
Industria de Diseno Textil SA	11,176	292

Financials (0.6%):
Banco Bilbao Vizcaya Argentaria SA	1,250,936	7,422
Banco Santander SA	137,899	459
		7,881
Health Care (0.0%):(b)
Laboratorios Farmaceuticos Rovi SA	3,962	321

Information Technology (0.0%):(b)
Global Dominion Access SA (d)	57,640	268

Utilities (0.1%):
Acciona SA	2,436	416
		9,178
Sweden (1.3%):

Consumer Discretionary (0.0%):(b)
Boozt AB (a)(c)(d)	17,110	278

Consumer Staples (0.1%):
Swedish Match AB	88,158	641

Financials (0.0%):(b)
Skandinaviska Enskilda Banken AB Class A	36,462	420

Health Care (0.2%):
BioGaia AB B Shares	7,645	393
Biotage AB	15,338	277
Getinge AB B Shares	9,790	380
Sectra AB Class B (a)	27,530	438
SwedenCare AB	31,721	315
Xvivo Perfusion AB (a)	9,235	237
		2,040
Industrials (1.0%):
Atlas Copco AB Class B	199,918	9,039
BTS Group AB B Shares	10,552	402
CTT Systems AB	14,634	323
Eolus Vind AB Class B	18,355	157
GARO AB	17,621	276
Hexatronic Group AB	6,462	234
Nibe Industrier AB Class B	368,452	3,282
Sandvik AB	21,814	471
Volvo AB Class B	18,823	362
		14,546
Information Technology (0.0%):(b)
Telefonaktiebolaget LM Ericsson Class B	41,149	379

Materials (0.0%):(b)
Boliden AB	13,695	610
		18,914
Switzerland (2.5%):

Consumer Discretionary (0.1%):
Cie Financiere Richemont SA Registered Shares	5,938	795

Consumer Staples (0.1%):
Coca-Cola HBC AG	14,453	367

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Nestle SA Registered Shares	11,004	$1,434
		1,801
Financials (0.5%):
Julius Baer Group Ltd.	7,975	467
Partners Group Holding AG	3,543	4,790
Swiss Life Holding AG	2,216	1,353
UBS Group AG	26,949	496
		7,106
Health Care (1.3%):
Coltene Holding AG Registered Shares	4,194	485
Novartis AG Registered Shares	13,477	1,185
Roche Holding AG	42,724	16,184
		17,854
Industrials (0.4%):
Adecco Group AG	105,845	5,000
Kardex Holding AG Registered Shares	1,944	505
		5,505
Information Technology (0.0%):(b)
Landis+Gyr Group AG	5,534	362
u-blox Holding AG (a)	5,743	407
		769
Materials (0.1%):
Gurit Holding AG Class BR	233	383
Holcim Ltd.	7,608	383
Vetropack Holding AG	5,570	283
		1,049
		34,879
Taiwan (2.4%):

Financials (0.8%):
Cathay Financial Holding Co. Ltd.	3,993,000	8,980
CTBC Financial Holding Co. Ltd.	1,018,000	995
Yuanta Financial Holding Co. Ltd.	1,078,000	963
		10,938
Information Technology (1.6%):
Gold Circuit Electronics Ltd.	240,000	703
Hon Hai Precision Industry Co. Ltd.	212,000	788
Lite-On Technology Corp.	4,306,000	10,589
MediaTek, Inc.	41,000	1,620
Taiwan Semiconductor Manufacturing Co. Ltd.	352,000	7,569
Unimicron Technology Corp.	64,000	595
		21,864
Materials (0.0%):(b)
Formosa Plastics Corp.	157,000	593
		33,395
Thailand (0.3%):

Energy (0.1%):
PTT PCL	637,900	777

Financials (0.1%):
The Siam Commercial Bank PCL	236,100	912

Health Care (0.0%):(b)
Mega Lifesciences PCL	373,100	492

Materials (0.0%):(b)
Indorama Ventures PCL	497,200	689

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (0.1%):
AP Thailand PCL	2,262,000	$735
		3,605
Turkey (0.0%):(b)

Industrials (0.0%):
Turkiye Sise ve Cam Fabrikalari A/S	435,166	389

United Kingdom (5.1%):

Communication Services (0.4%):
4imprint Group PLC	6,897	249
ITV PLC (a)	2,672,277	3,937
Team17 Group PLC (a)	28,650	212
Vodafone Group PLC	464,079	817
WPP PLC	26,301	370
		5,585
Consumer Discretionary (0.6%):
AB Dynamics PLC	18,021	261
Aptiv PLC (a)	15,128	1,958
Barratt Developments PLC	47,584	388
Focusrite PLC	42,801	615
Next PLC	47,460	4,345
Stellantis NV	69,673	1,266
		8,833
Consumer Staples (0.5%):
Imperial Brands PLC	286,003	6,253
Tesco PLC	188,957	732
Unilever PLC	7,685	386
		7,371
Energy (0.1%):
BP PLC	171,746	837
Harbour Energy PLC (a)	71,795	380
		1,217
Financials (1.2%):
3i Group PLC	46,192	823
Barclays PLC	2,220,261	5,425
CMC Markets PLC (d)	45,163	141
HSBC Holdings PLC	190,547	1,323
Intermediate Capital Group PLC	179,005	4,102
Legal & General Group PLC	109,379	404
Standard Chartered PLC	54,018	385
Willis Towers Watson PLC	18,000	4,001
		16,604
Health Care (0.1%):
AstraZeneca PLC	5,114	621
EKF Diagnostics Holdings PLC	291,709	189
Hikma Pharmaceuticals PLC	15,452	430
		1,240
Industrials (0.8%):
Alpha Financial Markets Consulting PLC	49,436	246
Ashtead Group PLC	79,870	5,189
Bunzl PLC	9,902	391
Concentric AB	11,502	260
Ferguson PLC	3,758	572
Judges Scientific PLC	5,411	532
Robert Walters PLC	34,399	294
Royal Mail PLC	79,074	415
Sensata Technologies Holding PLC (a)	32,600	1,888
SThree PLC	103,488	615

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Volex PLC	61,981	$241
		10,643
Information Technology (0.0%):(b)
GB Group PLC	24,928	188
Kainos Group PLC	22,249	455
		643
Materials (1.4%):
Anglo American PLC	46,917	2,381
Croda International PLC	52,306	5,235
Rio Tinto PLC	145,759	11,396
Treatt PLC	51,034	666
		19,678
Real Estate (0.0%):(b)
Safestore Holdings PLC	22,791	388
		72,202
United States (54.0%):

Communication Services (3.6%):
Alphabet, Inc. Class A (a)	600	1,621
Alphabet, Inc. Class C (a)	11,578	31,235
EverQuote, Inc. Class A (a)	34,810	518
Meta Platforms, Inc. Class A (a)	79,281	16,731
		50,105
Consumer Discretionary (7.2%):
Airbnb, Inc. Class A (a)	15,523	2,352
Amazon.com, Inc. (a)	8,493	26,084
America's Car-Mart, Inc. (a)	3,090	297
Bassett Furniture Industries, Inc.	20,519	360
BJ's Restaurants, Inc. (a)	11,375	365
Burlington Stores, Inc. (a)	9,351	2,112
Century Communities, Inc.	11,691	745
General Motors Co. (a)	30,200	1,411
Lazydays Holdings, Inc. (a)(c)	33,261	606
LKQ Corp.	56,700	2,662
M/I Homes, Inc. (a)	10,999	542
McDonald's Corp.	83,420	20,419
Movado Group, Inc.	21,406	844
NIKE, Inc. Class B	22,634	3,091
O'Reilly Automotive, Inc. (a)	3,314	2,152
PulteGroup, Inc.	277,970	13,804
Ross Stores, Inc.	145,816	13,326
Ruth's Hospitality Group, Inc.	22,647	562
Target Corp.	6,800	1,358
Tesla, Inc. (a)	9,088	7,910
Universal Technical Institute, Inc. (a)	47,182	408
		101,410
Consumer Staples (3.6%):
Colgate-Palmolive Co.	148,009	11,389
Keurig Dr Pepper, Inc.	113,500	4,389
Lamb Weston Holdings, Inc.	22,500	1,495
Mondelez International, Inc. Class A	44,700	2,927
PepsiCo, Inc.	100,860	16,515
The Estee Lauder Cos., Inc.	45,104	13,365
U.S. Foods Holding Corp. (a)	18,600	727
		50,807
Energy (2.4%):
Cactus, Inc. Class A	190,830	9,668
Clean Energy Fuels Corp. (a)	68,814	500
ConocoPhillips	148,674	14,103

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Enterprise Products Partners LP	98,500	$2,405
Expro Group Holdings NV (a)	17,243	277
Hess Corp.	20,300	2,052
Pioneer Natural Resources Co.	7,100	1,701
Renewable Energy Group, Inc. (a)	4,870	300
RPC, Inc. (a)	99,125	869
TETRA Technologies, Inc. (a)	173,719	556
Valero Energy Corp.	8,200	685
		33,116
Financials (7.2%):
Bank of America Corp.	411,218	18,176
BayCom Corp. (a)	24,256	545
Blackstone, Inc.	12,115	1,544
Cboe Global Markets, Inc.	26,300	3,085
Comerica, Inc.	52,900	5,051
Employers Holdings, Inc.	8,816	342
First Busey Corp.	52,623	1,444
Heritage Financial Corp.	26,577	697
Interactive Brokers Group, Inc.	34,000	2,250
JPMorgan Chase & Co.	113,644	16,115
KeyCorp	71,200	1,785
LPL Financial Holdings, Inc.	64,691	11,706
MSCI, Inc.	5,874	2,947
Old Second Bancorp, Inc.	58,689	835
S&P Global, Inc.	24,012	9,021
Synchrony Financial	201,400	8,616
The PNC Financial Services Group, Inc.	49,188	9,801
The Progressive Corp.	45,900	4,862
Trean Insurance Group, Inc. (a)	20,399	145
U.S. Bancorp	46,600	2,635
		101,602
Health Care (8.1%):
AbbVie, Inc.	23,400	3,458
Addus HomeCare Corp. (a)	3,623	308
Align Technology, Inc. (a)	5,459	2,792
Amedisys, Inc. (a)	34,525	5,532
Amgen, Inc.	49,868	11,294
Amneal Pharmaceuticals, Inc. (a)	84,524	383
Atrion Corp.	633	453
BioLife Solutions, Inc. (a)	16,954	398
Cigna Corp.	14,500	3,448
CryoLife, Inc. (a)	13,167	257
CVS Health Corp.	145,341	15,065
Dexcom, Inc. (a)	4,446	1,840
Eli Lilly & Co.	55,893	13,971
Humana, Inc.	9,800	4,256
IDEXX Laboratories, Inc. (a)	16,032	8,535
Johnson & Johnson	119,985	19,746
Lantheus Holdings, Inc. (a)	10,797	516
LeMaitre Vascular, Inc.	13,427	637
Medtronic PLC	31,800	3,339
Meridian Bioscience, Inc. (a)	14,285	361
Mesa Laboratories, Inc.	1,295	331
ModivCare, Inc. (a)	3,043	359
Orthofix Medical, Inc. (a)	15,064	512
Pacira BioSciences, Inc. (a)	5,111	341
Sotera Health Co. (a)	118,300	2,587
Thermo Fisher Scientific, Inc.	6,592	3,586
UnitedHealth Group, Inc.	5,400	2,570
Veeva Systems, Inc. Class A (a)	10,683	2,447
Vericel Corp. (a)	9,233	381

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zoetis, Inc.	16,588	$3,212
		112,915
Industrials (2.6%):
Allied Motion Technologies, Inc.	24,069	838
Ameresco, Inc. Class A (a)	5,769	371
CIRCOR International, Inc. (a)	13,623	367
Concrete Pumping Holdings, Inc. (a)	50,278	374
CoStar Group, Inc. (a)	27,770	1,694
Generac Holdings, Inc. (a)	9,237	2,914
Graham Corp.	19,564	157
Harsco Corp. (a)	25,807	307
Honeywell International, Inc.	60,481	11,476
Hydrofarm Holdings Group, Inc. (a)	9,820	199
Hyster-Yale Materials Handling, Inc.	10,250	392
Insteel Industries, Inc.	17,424	647
L3Harris Technologies, Inc.	5,600	1,413
Leidos Holdings, Inc.	22,000	2,240
NN, Inc. (a)	101,071	262
Orion Group Holdings, Inc. (a)	63,636	205
PACCAR, Inc.	19,800	1,818
Parker-Hannifin Corp.	4,700	1,393
Preformed Line Products Co.	3,890	217
Raytheon Technologies Corp.	13,800	1,417
The Greenbrier Cos., Inc.	20,755	922
Transcat, Inc. (a)	14,168	1,112
U.S. Xpress Enterprises, Inc. Class A (a)	33,841	154
Uber Technologies, Inc. (a)	79,503	2,864
Union Pacific Corp.	9,900	2,435
Willdan Group, Inc. (a)	9,122	295
		36,483
Information Technology (16.0%):
Adobe, Inc. (a)	7,814	3,654
Apple, Inc.	319,989	52,837
Cadence Design Systems, Inc. (a)	20,233	3,064
CDW Corp.	13,920	2,401
Cisco Systems, Inc.	227,977	12,714
Crowdstrike Holdings, Inc. Class A (a)	9,638	1,881
Diodes, Inc. (a)	3,819	342
EPAM Systems, Inc.	—	—
ePlus, Inc. (a)	15,336	719
Euronet Worldwide, Inc. (a)	19,800	2,539
Fidelity National Information Services, Inc.	26,000	2,476
FleetCor Technologies, Inc. (a)	7,900	1,850
Fortinet, Inc. (a)	38,112	13,130
Global Payments, Inc.	28,300	3,775
Grid Dynamics Holdings, Inc. (a)	36,838	448
Ichor Holdings Ltd. (a)	18,465	651
Iteris, Inc. (a)	59,796	197
Luna Innovations, Inc. (a)	73,822	504
Mastercard, Inc. Class A	47,582	17,169
Microsoft Corp.	166,054	49,615
Motorola Solutions, Inc.	8,622	1,901
Napco Security Technologies, Inc. (a)	36,936	753
NVIDIA Corp.	99,766	24,328
PAR Technology Corp. (a)(c)	10,800	453
PayPal Holdings, Inc. (a)	19,477	2,180
Perficient, Inc. (a)	6,412	653
ServiceNow, Inc. (a)	7,610	4,413
Texas Instruments, Inc.	73,360	12,471
The Trade Desk, Inc. Class A (a)	23,096	1,971
Ultra Clean Holdings, Inc. (a)	13,455	616

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Upland Software, Inc. (a)	12,313	$232
Visa, Inc. Class A	22,058	4,767
		224,704
Materials (0.5%):
Freeport-McMoRan, Inc.	24,100	1,132
Koppers Holdings, Inc. (a)	17,507	501
PPG Industries, Inc.	10,700	1,428
Sealed Air Corp.	52,700	3,538
UFP Technologies, Inc. (a)	5,904	408
		7,007
Real Estate (1.5%):
Gladstone Land Corp.	11,050	330
Host Hotels & Resorts, Inc. (a)	168,100	3,071
Prologis, Inc.	117,221	17,097
		20,498
Utilities (1.3%):
Constellation Energy Corp.	20,533	944
Exelon Corp.	61,600	2,622
FirstEnergy Corp.	36,700	1,536
MGE Energy, Inc.	113,778	8,194
Vistra Corp.	203,600	4,646
		17,942
		756,589
Total Common Stocks (Cost $1,091,878)		1,381,855

Rights (0.0%)(b)
Korea, Republic Of (0.0%):

Health Care (0.0%):
Samsung Biologics Co., Expires 04/11/22 (f)	53	6
Total Rights (Cost $–)		6

Exchange-Traded Funds (0.0%)(b)
United States (0.0%):

iShares Core MSCI EAFE ETF	6,978	484
Total Exchange-Traded Funds (Cost $525)		484

Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (e)	5,928,123	5,928
Total Collateral for Securities Loaned (Cost $5,928)		5,928

Total Investments (Cost $1,098,331) — 99.0%		1,388,273
Other assets in excess of liabilities — 1.0%		13,387
NET ASSETS - 100.00%		$1,401,660

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of February 28, 2022, the fair value of these securities was $13,386 (thousands) and amounted to 1.0% of net assets.
(e)	Rate disclosed is the daily yield on February 28, 2022.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At February 28, 2022, illiquid securities were 0.1% of the Fund's net assets.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

LP—Limited Partnership

PCL—Public Company Limited

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Government Securities Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (2.2%)
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A2, 1.16% (LIBOR01M+100bps), 5/20/30, Callable 3/20/31 @ 100 (a)	$2,608	$2,617
Navient Student Loan Trust, Series 2014-1, Class A3, 0.70% (LIBOR01M+51bps), 6/25/31, Callable 12/25/32 @ 100 (a)	2,032	1,976
Navient Student Loan Trust, Series 2016-2, Class A2, 1.24% (LIBOR01M+105bps), 6/25/65, Callable 8/25/33 @ 100 (a)(b)	76	76
Nelnet Student Loan Trust, Series 2006-3, Class B, 0.46% (LIBOR03M+25bps), 6/25/41, Callable 9/25/24 @ 100 (a)	2,431	2,218
Nelnet Student Loan Trust, Series 2015-3, Class A2, 0.79% (LIBOR01M+60bps), 2/27/51, Callable 3/25/34 @ 100 (a)(b)	3,126	3,096
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 4/25/35 @ 100 (b)	2,908	2,880
SLM Student Loan Trust, Series 2006-4, Class B, 0.46% (LIBOR03M+20bps), 1/25/70, Callable 10/25/32 @ 100 (a)	3,524	3,337
SLM Student Loan Trust, Series 2013-6, Class A3, 0.84% (LIBOR01M+65bps), 6/25/55, Callable 1/25/30 @ 100 (a)	2,715	2,689
SunTrust Student Loan Trust, Series 2006-1A, Class B, 0.55% (LIBOR03M+27bps), 10/28/37, Callable 10/28/25 @ 100 (a)(b)	915	898
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	4,344	4,182
Total Asset-Backed Securities (Cost $24,405)		23,969

Municipal Bonds (5.3%)
Hawaii (0.0%):(c)
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A-2, 3.24%, 1/1/31	177	185

Kansas (0.3%):
Kansas Development Finance Authority Revenue, Series H, 3.94%, 4/15/26	3,000	3,198

Louisiana (0.4%):
State of Louisiana, GO, Series C-1, 0.84%, 6/1/25	5,000	4,845

Michigan (0.1%):
Michigan State Building Authority Revenue, Series II, 0.46%, 10/15/22	1,500	1,492

Mississippi (0.9%):
State of Mississippi, GO, Series E, 1.67%, 10/1/27	10,000	9,784

Ohio (0.3%):
State of Ohio, GO, Series A, 1.78%, 8/1/32	3,000	2,827

Tennessee (0.2%):
State of Tennessee, GO, Series B, 1.73%, 11/1/32, Continuously Callable @100	2,400	2,280

Texas (2.2%):
Boerne School District, GO, 1.77%, 2/1/32, Continuously Callable @100	650	608
City of Abilene, GO
2.41%, 2/15/26	1,715	1,742
2.54%, 2/15/27	1,195	1,219
2.64%, 2/15/29	1,000	1,018
City of Houston Texas Combined Utility System Revenue
3.82%, 11/15/29, Continuously Callable @100	3,000	3,263
Series E, 3.72%, 11/15/28	1,530	1,662
State of Texas, GO
1.61%, 10/1/22	1,585	1,592
2.53%, 10/1/31, Continuously Callable @100	3,500	3,558
Texas Public Finance Authority Revenue, 0.93%, 2/1/26	2,000	1,908
Texas Public Finance Authority State of Texas, GO
Series C, 2.83%, 10/1/25	3,000	3,100

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C, 3.01%, 10/1/26, Continuously Callable @100	$4,000	$4,147
		23,817
Virginia (0.8%):
Virginia Public Building Authority Revenue
Series C, 2.25%, 8/1/26	1,370	1,369
Series C, 2.40%, 8/1/27	1,475	1,475
Series C, 2.56%, 8/1/29	2,700	2,688
Virginia Public School Authority Revenue, Series C, 0.55%, 8/1/23	3,000	2,963
		8,495
Wisconsin (0.1%):
State of Wisconsin, GO, Series 4, 1.90%, 5/1/33, Continuously Callable @100	1,000	950

Total Municipal Bonds (Cost $57,874)		57,873

U.S. Government Agency Mortgages (41.4%)
Federal Home Loan Mortgage Corporation
Series K019, Class A2, 2.27%, 3/25/22	702	702
Series K026, Class A1, 1.69%, 4/25/22	46	45
Series K720, Class A2, 2.72%, 6/25/22	2,308	2,311
Series K022, Class A2, 2.36%, 7/25/22	2,828	2,835
Series K026, Class A2, 2.51%, 11/25/22	5,000	5,031
Series K027, Class A2, 2.64%, 1/25/23	5,000	5,043
Series K029, Class A2, 3.32%, 2/25/23 (d)	2,901	2,944
Series K725, Class A2, 3.00%, 1/25/24	5,000	5,104
Series K037, Class A2, 3.49%, 1/25/24	10,030	10,289
Series K038, Class A2, 3.39%, 3/25/24	3,000	3,084
Series K727, Class A2, 2.95%, 7/25/24	20,000	20,485
Series K052, Class A1, 2.60%, 1/25/25	1,804	1,825
Series K045, Class A2, 3.02%, 1/25/25	3,000	3,087
Series K730, Class A2, 3.59%, 1/25/25	5,000	5,211
Series K056, Class A1, 2.20%, 7/25/25	3,457	3,483
Series K049, Class A2, 3.01%, 7/25/25	4,000	4,126
Series K051, Class A2, 3.31%, 9/25/25	10,000	10,424
Series K733, Class AM, 3.75%, 9/25/25	5,000	5,299
Series KIR1, Class A2, 2.85%, 3/25/26	7,709	7,932
Series K056, Class A2, 2.53%, 5/25/26	5,000	5,091
Series K057, Class A2, 2.57%, 7/25/26	7,000	7,140
Series K061, Class A1, 3.01%, 8/25/26	1,563	1,598
Series 3987, Class A, 2.00%, 9/15/26	508	510
Series K059, Class A2, 3.12%, 9/25/26 (d)	4,500	4,695
Series K061, Class A2, 3.35%, 11/25/26 (d)	4,000	4,218
Series K066, Class A2, 3.12%, 6/25/27	3,000	3,143
Series K067, Class A2, 3.19%, 7/25/27	9,274	9,765
Series K069, Class A2, 3.19%, 9/25/27 (d)	2,879	3,031
Series K071, Class A2, 3.29%, 11/25/27	5,000	5,298
Series K080, Class A2, 3.93%, 7/25/28 (d)	15,000	16,541
3.00%, 3/1/32 - 6/1/42	10,028	10,313
3.50%, 10/1/33 - 8/1/48	7,637	7,949
4.00%, 10/1/33 - 8/1/48	17,641	18,830
5.50%, 12/1/35	260	289
Series 3134, Class FA, 0.49% (LIBOR01M+30bps), 3/15/36 (a)	455	455
Series 4023, Class PF, 0.74% (LIBOR01M+55bps), 10/15/41 (a)	415	418
4.50%, 9/1/48	1,230	1,305
Series K078, Class A2, 3.85%, 6/25/51	12,500	13,690
		213,539
Federal National Mortgage Association
2.42%, 11/1/22	18,884	18,924
Series M1, Class A2, 3.09%, 7/25/23 (d)	677	686
Series M7, Class AV2, 2.16%, 10/25/23	1,991	2,002
Series M13, Class A2, 2.71%, 6/25/25 (d)	2,007	2,049

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/1/27 - 2/1/52	$15,820	$16,140
Series M8, Class A2, 3.06%, 5/25/27 (d)	3,896	4,081
Series M12, Class A2, 3.07%, 6/25/27 (d)	5,119	5,385
Series 73, Class DC, 1.50%, 7/25/27 - 10/25/27	2,700	2,682
Series 102, Class GA, 1.38%, 9/25/27	619	613
Series M4, Class A2, 3.06%, 3/25/28 (d)	2,633	2,774
Series M10, Class A2, 3.36%, 7/25/28 (d)	8,049	8,657
Series 29, Class FY, 0.49% (LIBOR01M+60bps), 4/25/35 - 8/25/37 (a)	1,434	1,434
5.00%, 12/1/35	329	360
5.50%, 11/1/37	158	177
6.00%, 5/1/38	227	252
4.00%, 8/1/39 - 2/1/50	14,461	15,125
3.50%, 1/1/42 - 2/1/50	21,806	22,628
2.50%, 11/1/50	9,902	9,803
2.00%, 11/1/51 - 12/1/51	28,973	27,829
		141,601
Government National Mortgage Association
6.00%, 8/15/22 - 12/15/38	5,881	6,598
8.00%, 12/20/22 - 9/15/30	254	279
4.50%, 4/20/24 - 3/20/41	14,371	15,765
7.00%, 5/15/27 - 7/15/32	761	841
7.50%, 2/15/28 - 11/15/31	167	183
6.50%, 5/15/28 - 8/20/34	1,701	1,899
6.75%, 5/15/28	6	6
5.50%, 4/20/33 - 6/15/39	8,867	9,929
5.00%, 5/20/33 - 2/15/39	2,555	2,776
4.00%, 7/15/40 - 11/20/40	2,578	2,775
3.00%, 8/20/51 - 10/20/51	22,003	22,388
2.50%, 12/20/51	19,850	19,854
		83,293
Small Business Administration Pools
0.40% (PRIME-285bps), 9/25/31 (a)	5,000	4,986
2.88% (PRIME-38bps), 2/25/32 (a)	5,000	5,414
4.83% (PRIME+158bps), 2/25/32 (a)	4,000	4,581
1.50% (PRIME-175bps), 10/25/34 (a)	2,112	2,183
		17,164
		455,597
Total U.S. Government Agency Mortgages (Cost $447,288)		455,597

U.S. Treasury Obligations (46.9%)
U.S. Treasury Notes
0.13%, 5/31/22	14,000	13,990
2.13%, 6/30/22	20,000	20,107
1.88%, 7/31/22	10,000	10,053
1.63%, 8/31/22	20,000	20,090
2.00%, 11/30/22	11,000	11,088
1.38%, 6/30/23	20,000	20,031
0.13%, 9/15/23	6,000	5,890
0.25%, 9/30/23	10,000	9,828
0.38%, 10/31/23	30,000	29,493
0.25%, 11/15/23	5,000	4,903
2.13%, 11/30/23	22,000	22,269
2.00%, 6/30/24	20,000	20,208
0.38%, 8/15/24	5,000	4,855
1.88%, 8/31/24	10,000	10,073
2.25%, 11/15/24	5,000	5,085
2.13%, 11/30/24	4,000	4,053
2.50%, 1/31/25	7,000	7,172
2.00%, 2/15/25	4,000	4,041
2.13%, 5/15/25	4,500	4,562

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
0.25%, 7/31/25	$6,000	$5,713
0.25%, 8/31/25	12,000	11,406
0.25%, 10/31/25	20,000	18,961
0.38%, 1/31/26	20,000	18,972
1.38%, 8/31/26	7,000	6,887
0.88%, 9/30/26	25,000	24,039
1.63%, 10/31/26	7,000	6,962
1.13%, 2/29/28	15,000	14,436
1.25%, 4/30/28	5,000	4,840
1.25%, 5/31/28	10,000	9,669
1.25%, 6/30/28	16,000	15,460
1.00%, 7/31/28	3,000	2,851
1.13%, 8/31/28	5,000	4,787
1.38%, 10/31/28	80,000	77,737
2.38%, 5/15/29	10,000	10,376
0.88%, 11/15/30	7,000	6,469
1.63%, 5/15/31	10,000	9,831
1.25%, 8/15/31	40,000	38,000
Total U.S. Treasury Obligations (Cost $523,704)		515,187
Investment Companies (0.1%)
Federated Treasury Obligations Fund Institutional Shares, 0.35%(e)	1,594,926	1,595
Total Investment Companies (Cost $1,595)		1,595

Repurchase Agreements (3.9%)
Credit Agricole CIB NY, 0.05%, 3/1/22, purchased on 2/28/22, with a maturity date of 3/1/22, with a value of $43,000 (collateralized by U.S. Treasury Inflation Bond Index (f), 0.88%, due 2/15/47, with a value of $43,860)	43,000	43,000
Total Repurchase Agreements (Cost $43,000)		43,000
Total Investments (Cost $1,097,866) — 99.8%		1,097,221
Other assets in excess of liabilities — 0.2%		2,574
NET ASSETS - 100.00%		$1,099,795

(a)	Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2022.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of February 28, 2022, the fair value of these securities was $6,950 (thousands) and amounted to 0.6% of net assets.
(c)	Amount represents less than 0.05% of net assets.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 28, 2022.
(e)	Rate disclosed is the daily yield on February 28, 2022.
(f)	U.S. Treasury inflation-indexed notes — designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of February 28, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of February 28, 2022, based on the last reset date of the security
LLC—Limited Liability Company
PRIME—US Prime rate, rate disclosed as of February 28, 2022.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Treasury Money Market Trust	February 28, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (66.1%)
U.S. Treasury Bills
0.05%, 3/10/22 (a)	$25,000	$25,001
0.05%, 3/17/22 (a)	25,000	24,999
0.07%, 3/31/22 (a)	25,000	24,998
0.05%, 4/14/22 (a)	25,000	24,998
0.16%, 4/19/22 (a)	25,000	24,995
0.06%, 5/5/22 (a)	25,000	24,997
0.06%, 5/26/22 (a)	25,000	24,996
0.06%, 6/16/22 (a)	25,000	24,995
U.S. Treasury Notes
0.49% (USBMMY3M+11bps), 4/30/22 (b)	25,000	25,010
0.44% (USBMMY3M+6bps), 7/31/22 (b)	25,000	25,019
0.44% (USBMMY3M+6bps), 10/31/22 (b)	25,000	25,016
0.43% (USBMMY3M+5bps), 1/31/23 (b)	50,000	50,055
Total U.S. Treasury Obligations (Cost $325,079)		325,079
Repurchase Agreements (32.6%)
Bank of America Corp., 0.05%, 3/1/22, purchased on 2/28/22, with a maturity date of 3/1/22, with a value of $160,000 (collateralized by U.S. Treasury Notes, 0.13% - 0.88%, due 2/15/24 - 6/30/26, with a value of $163,200)	160,000	160,000
Total Repurchase Agreements (Cost $160,000)		160,000
Total Investments (Cost $485,079) — 98.7%		485,079
Other assets in excess of liabilities — 1.3%		6,187
NET ASSETS - 100.00%		$491,266

(a)	Rate represents the effective yield at February 28, 2022.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2022.

bps—Basis points
USBMMY3M—3 Month Treasury Bill Rate